iShares S&P Series
iShares Nasdaq Series

                                                                   ANNUAL REPORT
                                                                  March 31, 2001



i Shares                                                The way you invest now.
BARCLAYS GLOBAL INVESTORS                                          Only better.

TABLE OF CONTENTS



Shareholder Letter...............................................   1
Market Overview..................................................   2
Managers' Discussion & Analysis..................................   4
Schedules of Investments.........................................  22
   iShares S&P 100 Index Fund....................................  22
   iShares S&P 500 Index Fund....................................  24
   iShares S&P 500/BARRA Growth Index Fund.......................  31
   iShares S&P 500/BARRA Value Index Fund........................  33
   iShares S&P MidCap 400 Index Fund.............................  38
   iShares S&P MidCap 400/BARRA Growth Index Fund................  43
   iShares S&P MidCap 400/BARRA Value Index Fund.................  45
   iShares S&P SmallCap 600 Index Fund...........................  49
   iShares S&P SmallCap 600/BARRA Growth Index Fund..............  56
   iShares S&P SmallCap 600/BARRA Value Index Fund...............  59
   iShares S&P Global 100 Index Fund.............................  64
   iShares S&P Europe 350 Index Fund.............................  67
   iShares S&P/TSE 60 Index Fund.................................  72
   iShares Nasdaq Biotechnology Index Fund.......................  73
Financial Statements.............................................  74
Financial Highlights.............................................  83
Notes to the Financial Statements................................  86
Report of Independent Accountants................................  94
Tax Information (Unaudited)......................................  95
Supplemental Information (Unaudited).............................  96

TO OUR SHAREHOLDERS

The iShares Funds' annual period ended March 31, 2001 was one of continued market volatility. Significant events during this period include:

- The Federal Reserve Board (the "Fed") raised rates 0.50% at its May 16, 2000 meeting. This increase was the sixth in 12 months and brought the Federal Funds rate to 6.5%.

- The Fed subsequently lowered rates three times in the first three months of 2001. Its first cut, on January 3, 2001, surprised markets by occurring outside of a regularly scheduled meeting of the Federal Open Market Committee
   (FOMC).

- The price of crude oil rose to $37.20 a barrel, the highest level since November of 1990.

-  The euro sank to a 21-month low since its introduction in January 1999.

- For the first time in modern history, the U.S. presidential election failed to produce a clear winner for more than a month.

- The Nasdaq experienced its worst first quarter performance in history, and the S&P 500 Index experienced its worst first quarter in 23 years.

- Three new iShares Funds were launched during the period: the S&P 100 Index Fund on October 23, 2000, the S&P Global 100 Index Fund on December 5, 2000, and the Nasdaq Biotechnology Fund on February 5, 2001.

As you read through this report and review the performance of the funds in your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future results. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short- or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals and fundamental long-term market opinions, while ignoring temporary market swings.

We trust that the Funds are fulfilling your expectations as a simple, cost-effective way for you to invest in your future, and will continue to do so. We also encourage you to consider the appropriateness of other iShares Funds as part of your long-term investment program. iShares Funds offer investors a wide range of indexed investment choices based on market capitalization, investment style, and sector exposure.

We appreciate your confidence and look forward to helping you meet your investment goals.

iSHARES FUNDS                                                           MAY 2001


--------------------------------------------------------------------------------
iSHARES SHAREHOLDER LETTER                                                PAGE 1

MARKET OVERVIEW

Domestic Markets

After a bumpy ride, U.S. equity markets delivered poor results for the one year period ended March 31, 2001. Large-capitalization stocks were hardest hit during the year: The S&P 500 Index declined 21.12% for the period. Mid-capitalization stocks, as measured by the S&P MidCap 400 Index, lost 2.89%. On a relative basis, small-capitalization stocks fared the best, declining a modest 0.03% as measured by the S&P 600 Index over the same period.

Value stocks overwhelmingly outperformed growth stocks across all indices during the year. The S&P 500/BARRA Value Index declined a slight 0.39%, and the S&P 600/BARRA Value Index gained 17.67%. By contrast, the S&P 500/BARRA Growth Index lost 37.74%, and the S&P 600/BARRA Growth Index declined 18.18%.

Interest rate concerns dominated many investors' attention at the beginning of the period. On May 16, 2000, the Federal Reserve Board (the "Fed") instituted its sixth interest rate hike in 12 months, amid continued signs of an overheated economy. However, as the year unfolded and the economic landscape moved from an inflationary environment to one of sluggish growth, this would prove to be the last interest rate increase for the period. During the course of the year, many investors' worries went from fears of an economy that was growing too rapidly to fears of one that was growing too slowly, and the Fed reversed its stance from raising interest rates in an effort to stem inflation to cutting rates in an effort to stimulate growth.

By the end of May, economic figures began to reveal signs of a slowing economy. Lower durable goods orders and new home sales suggested that the economy might be approaching the Fed's desired "soft landing," and the Fed chose to leave rates unchanged at its June meeting. August brought more encouraging economic reports: U.S. factory orders (excluding transportation equipment) had fallen 4.8% in July, compared with a 0.5% increase in June. As the summer progressed, economic data continued to point to a slowing economy. A record drop in durable goods orders and an increase in jobless claims in July suggested that the demand for workers and goods was slowing enough to relieve inflationary pressures. The positive data led to another pause in Fed tightening, and markets welcomed the news with a strong rally in late August.

With concerns about inflation apparently behind them, investors began to focus on new areas for worry. The price of crude oil, which had been climbing during the year, reached a 10-year high in September. At the same time, the euro dipped to an all-time low since its introduction in January 1999. Many investors' concerns about the impact that these factors would have on corporate earnings were realized as industry leaders announced that they would fail to meet earnings expectations. During the fourth quarter of 2000, investors began to shift from growth stocks, particularly technology companies, to shares of more value-oriented stocks.

By December 2000, worries that the economy was heading for a recession began to mount. Economic news suggested that the economy's growth rate had slowed from 5% in the first half of the year to less than 2.5% in the second half. In January, consumer confidence, marked as "the critical factor" by Federal Reserve Chairman Alan Greenspan, plunged to its lowest level in four years. In response, the Fed cut rates twice during the month of January, by a total of one percent. Markets welcomed the Fed's actions with a rally, but resumed their decline in February when a new wave of earnings disappointments and profit warnings emerged. Announcements of job cuts helped to drive markets lower through the quarter. In March, the Fed lowered rates an additional 0.50%. Investors, however, responded negatively to the 0.50% cut, hoping for a more aggressive 0.75% cut. Markets reflected the poor investor sentiment during the quarter: the S&P 500 Index logged its worst first quarter in 23 years.

International Markets

Many of the same concerns that affected the U.S. markets also impacted the international ones. Volatility, too, was a common theme. As the reporting period began, the international markets were generally weak. Like in the U.S., investors abroad remained concerned about the possibility that central banks would raise interest rates substantially to ward off inflation. As a result, shares in "new economy" sectors such as telecommunications and technology generally declined. Stocks traditionally considered defensive, such as the value-oriented "old economy" companies in the utilities and financial sectors, took the lead. This trend would continue for the remainder of the period.

--------------------------------------------------------------------------------
PAGE 2                                                                   iSHARES

Not surprisingly, countries whose markets are dominated by technology and telecommunications companies, such as Sweden and Finland with companies like Ericsson and Nokia, were the hardest hit by the decline. But they were not alone; U.K. and German markets were also dragged down by their telecommunications sectors. Besides concerns about potentially higher interest rates, these markets were further impacted by the unexpectedly high prices paid at auction for third-generation wireless licenses. As a result of the near-term uncertainty, telecommunications stocks remained weak through the rest of the reporting period.

The concurrent downturn in technology stocks affected almost every international market, though some were harder hit than others. The stock exchanges of export-oriented economies such as South Korea and Taiwan, for example, posted severe losses in July, August and September. The weakness of the euro relative to the U.S. dollar was another strike against Asian exporters. Meanwhile, Latin American markets held up relatively well; oil exporter Mexico, for example, was buoyed by higher crude oil prices.

During September, a new market consensus appeared to emerge. Many investors disregarded the possibility of higher interest rates and instead focused on the potential for a significant slowdown in global economic growth. In this environment, stocks in the utilities and financial-services industries continued to outperform, while those in the technology and telecommunications areas fell further behind.

International markets responded positively to the Fed's cuts in U.S. interest rates in January, although to a lesser degree than domestic markets. Similarly, international stocks participated in the February decline experienced by U.S. equities, falling a relatively muted 7.5% for the month, as measured by the MSCI EAFE Index.

The European currency, which made its debut in January 1999, drifted lower through most of the year. As it approached its low of $0.83 compared with the U.S. Dollar, central banks around the world intervened, buying euros in an attempt to stabilize the currency. By the end of October, the currency rebounded, finishing the period at $0.884 compared with the U.S. Dollar.

--------------------------------------------------------------------------------
iSHARES MARKET OVERVIEW                                                   PAGE 3

MANAGERS' DISCUSSION & ANALYSIS

                           iSHARES S&P 100 INDEX FUND
                           PERFORMANCE AS OF 3/31/01

--------------------------------------------------------------------------------
                                 TOTAL RETURNS
--------------------------------------------------------------------------------



                                                  INCEPTION TO MARCH 31, 2001
                                            ------------------------------------
                  FUND      INCEPTION DATE   INDEX     MARKET*          NAV**
                  ----      --------------  -------- -------------  ------------

iShares S&P 100 Index Fund      10/23/00    (19.03)%    (18.51)%      (19.07)%

--------------------------------------------------------------------------------

   * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (10/27/00)

  **  Calculated based on the Fund's Net Asset Value (NAV)

 Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.


                                SECTOR BREAKOUT
                                ---------------


           [GRAPH]

S&P 100 INDEX


Consumer Discretionary  14.52%
Consumer Staples         6.65%
Energy                   5.92%
Financials              16.70%
Health Care             15.07%
Industrials             12.26%
Information Technology  19.20%
Materials                2.30%
Telecomm Services        4.08%
Utilities                3.30%


Large capitalization stocks, as measured by the S&P 100 Index witnessed a weak economic environment and significant market volatility during the period from October 23, 2000 through March 31, 2001. The iSHARES S&P 100 INDEX FUND, launched on October 23, 2000, seeks to track the S&P 100 Index. For the period October 23, 2000 through March 31, 2001 (the "reporting period"), the Index declined 19.03%.

The Fund's launch came in the midst of downward corporate earnings revisions and weak economic indicators. Many companies released earnings warnings in October and November, confirming investor concerns about the sustainability of corporate earnings in a slowing economy. Although many companies delivered weak earnings estimates, the bulk came from technology companies, resulting in a sharp decline in that sector. As the period progressed, other factors compounded investor concerns. In October, tension in the Middle East led to rising oil prices. In November, uncertainty about the outcome of the U.S. presidential election provided further instability to markets. December brought additional worries in the form of sluggish holiday sales.

--------------------------------------------------------------------------------
PAGE 4                                                                   iSHARES

Throughout the first three months of 2001, technology leaders reported lower-than-expected earnings numbers and announced layoffs at a brisk pace. Weak fourth quarter economic data, including GDP and housing starts figures, contributed to the bleak outlook. Despite the Federal Reserve Board's (the "Fed's") efforts to stimulate the economy with a series of interest cuts, markets languished through the remainder of the period.

Within the Index, performance was split. Growth-oriented industries, like technology, performed poorly, while more defensive value-oriented stocks, like energy and financial services stocks, posted relatively strong returns. The Index's weighting in financial services stocks (16.70% of holdings as of March 31, 2001) and energy stocks (5.92% as of March 31, 2001) helped mitigate some of the losses sustained in other sectors. Top ten Index holdings Exxon Mobil Corp. and Citigroup contributed positively to Index performance. On an absolute basis, the Index benefited from positions in Alcoa, which returned 49.79% and U.S. Bancorp, which gained 34.01% for the year. The Index weighting in technology (19.20%), on the other hand, detracted from performance. Number two holding, as of March 31, 2001, Microsoft hindered performance. On an absolute basis, the worst performers came largely from the technology sector. Intel (-39.25%), Lucent (-54.81%), Cisco (-71.70%) and Nortel (-79.01%) all posted significant losses and dragged down Index performance during the period.


                                    [GRAPH]

                          iSHARES S&P 100 INDEX FUND
                         GROWTH OF $10,000 INVESTMENT



                           ISHARES
                           S&P 100        S&P 100
                         INDEX FUND        INDEX

                           $10,000        $10,000
Oct-00                     $10,226        $10,227
Nov-00                      $9,507         $9,509
Dec-00                      $9,369         $9,368
Jan-01                      $9,765         $9,767
Feb-01                      $8,758         $8,760
Mar-01                      $8,093         $8,096


              Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
iSHARES MANAGERS' DISCUSSION & ANALYSES                                   PAGE 5

MANAGERS' DISCUSSION & ANALYSIS

                          iSHARES S&P 500 INDEX FUNDS
                           PERFORMANCE AS OF 3/31/01
--------------------------------------------------------------------------------
                                 TOTAL RETURNS
--------------------------------------------------------------------------------



                                                         INCEPTION TO MARCH 31, 2001
                                                       ---------------------------------
                  FUND                 INCEPTION DATE   INDEX       MARKET*      NAV**
                  ----                 --------------  --------  ------------  ---------

iShares S&P 500 Index Fund                 05/15/00    (19.31)%    (16.37)%    (19.32)%
iShares S&P 500/BARRA Growth Index Fund    05/22/00    (30.65)%    (29.87)%    (30.75)%
iShares S&P 500/BARRA Value Index Fund     05/22/00     (0.16)%      1.33%      (0.27)%

--------------------------------------------------------------------------------

   * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (05/19/00, 05/26/00 and 05/26/00, respectively)
  **  Calculated based on the Fund's Net Asset Value (NAV)

 Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.



                                SECTOR BREAKOUT
                                ---------------



           [GRAPH]

S&P 500 INDEX


Consumer Discretionary  12.70%
Consumer Staples         8.20%
Energy                   6.84%
Financials              17.66%
Health Care             13.76%
Industrials             10.79%
Information Technology  17.33%
Materials                2.43%
Telecomm Services        6.12%
Utilities                4.17%


           [GRAPH]

S&P 500/BARRA GROWTH INDEX


Consumer Discretionary  13.13%
Consumer Staples        12.66%
Financials               8.43%
Health Care                27%
Industrials             11.02%
Information Technology  26.72%
Telecomm Services        0.60%
Utilities                0.44%


           [GRAPH]

S&P 500/BARRA VALUE INDEX


Consumer Discretionary  12.34%
Consumer Staples         4.41%
Energy                  12.64%
Financials              25.48%
Health Care              2.52%
Industrials             10.60%
Information Technology   9.37%
Materials                4.49%
Telecomm Services       10.81%
Utilities                7.34%


The iSHARES S&P 500 INDEX FUND, launched on May 15, 2000, seeks to track the S&P 500 Index. From its inception to March 31, 2001, the Index lost 19.31%. The iSHARES S&P 500/BARRA GROWTH INDEX FUND and the iSHARES S&P 500/BARRA VALUE INDEX FUND, both launched on May 22, 2000, seek to track the growth and value components of the S&P 500 Index as represented by the S&P 500/BARRA Growth Index and the S&P 500/BARRA Value Index, respectively. From May 22, 2000, through March 31, 2001 (the "reporting period"), the S&P 500/BARRA Growth Index declined 30.65%, and the S&P 500/BARRA Value Index lost 0.16%.

--------------------------------------------------------------------------------
PAGE 6                                                                   iSHARES

Falling prices and a volatile climate characterized the U.S. equity markets at the beginning of the reporting period. In response to signs of an overheated economy, the Federal Reserve Board (the "Fed") raised rates 0.50% at its May 16 meeting. June's economic news indicated a slowing economy, which eased inflation worries and caused stocks to rebound after two months of declines. However, jumps in the Consumer Price Index and Gross Domestic Product renewed fears of inflation in July. These increases, combined with profit warnings from major technology firms, sparked a sell-off in the technology sector.

Stocks rallied in August in response to encouraging economic news and growing optimism that interest rates had stabilized. However, September saw stock prices plummet again, as the price of crude oil soared to its highest level since November 1990 and the euro plunged to its lowest level since its introduction in January 1999. Intel issued a profit warning, which triggered a sharp drop in technology stocks. The sell-off spread to the broader market and even some blue chip stalwarts were dragged down. Value sectors, such as financial service and oil stocks, gained as a result of the shift out of techs.

U.S. equity markets plunged in the last months of 2000, driven downward by concerns about oil prices, inflation, corporate profit warnings and a possible recession. Uncertainty surrounding the U.S. Presidential election contributed to the pessimistic atmosphere. The Fed's Index of Leading Indicators registered its biggest drop in four years, and its Consumer Sentiment Index sank to its lowest level since June 1996.

In response to deteriorating economic conditions, the Fed cut interest rates twice in January 2001, by a total of one percentage point. Markets spiked on the news, but December's weak economic numbers countered the effect of lower rates. A wave of earnings warnings coupled with more poor economic news sent markets reeling in February and March. Analysts described the economy to be in a "profits recession," in which the economy as a whole was growing, but profits were declining.

The large underperformance of growth stocks (as measured by the S&P 500/BARRA Growth Index) relative to value stocks (as measured by the S&P 500/BARRA Value Index) was evident in the divergence of sector performance within the Index. Many investors sold off growth-oriented stocks, like technology, and bought value-oriented stocks, like utilities, healthcare and pharmaceuticals and financials during the period.

Accordingly, the technology sector, the S&P 500 Index's largest sector as of March 31, 2001, drove the Index down with its 41.0% loss in calendar year 2000 and 25.9% loss in the first quarter of 2001. Top technology holdings, such as Microsoft and Intel, hurt overall S&P 500 Index performance for the period. However, these losses were partially offset by holdings in pharmaceutical company Merck, as well as financial companies Citigroup and American International Group. Oil giant Exxon Mobil fell slightly, losing 1.26% for the period May 22, 2000 through March 31, 2001. On an absolute basis, Conseco and Manor Care were top performers, returning 218.02% and 174.29%, respectively. The S&P 500 Index's biggest losses came from Yahoo (-87.88%) and Broadvision (-88.26%)

                                    [GRAPH]

                          ISHARES S&P 500 INDEX FUNDS
                         GROWTH OF $10,000 INVESTMENT



             ISHARES S&P       ISHARES S&P 500/BARRA    ISHARES S&P 500/BARRA                     S&P 500/BARRA     S&P 500/BARRA
           500 Index Fund        Growth Index Fund         Value Index Fund     S&P 500 Index      Growth Index      Value Index
               $10,000                $10,000                    $10,000           $10,000           $10,000          $10,000
May-00          $9,787                $10,229                    $10,055            $9,788           $10,229          $10,056
Jun-00         $10,028                $11,052                     $9,660           $10,030           $11,054           $9,659
Jul-00          $9,871                $10,557                     $9,851            $9,873           $10,563           $9,852
Aug-00         $10,482                $11,166                    $10,510           $10,486           $11,174          $10,513
Sep-00          $9,929                $10,077                    $10,505            $9,933           $10,084          $10,510
Oct-00          $9,887                 $9,814                    $10,700            $9,891            $9,821          $10,707
Nov-00          $9,108                 $8,770                    $10,153            $9,112            $8,777          $10,159
Dec-00          $9,151                 $8,388                    $10,673            $9,156            $8,397          $10,682
Jan-01          $9,474                 $8,625                    $11,121            $9,481            $8,637          $11,133
Feb-01          $8,611                 $7,611                    $10,383            $8,617            $7,622          $10,395
Mar-01          $8,066                 $6,926                     $9,974            $8,070            $6,935           $9,984


              Past performance is no guarantee of future results.



--------------------------------------------------------------------------------
iSHARES MANAGERS' DISCUSSION & ANALYSES                                   PAGE 7

MANAGERS' DISCUSSION & ANALYSIS

                       iSHARES S&P MIDCAP 400 INDEX FUNDS
                           PERFORMANCE AS OF 3/31/01
--------------------------------------------------------------------------------
                                 TOTAL RETURNS
--------------------------------------------------------------------------------



                                                               INCEPTION TO MARCH 31, 2001
                                                          -------------------------------------
                  FUND                    INCEPTION DATE   INDEX       MARKET*        NAV**
                  ----                    --------------  --------  --------------  -----------

iShares S&P MidCap 400 Index Fund             05/22/00      0.22%        1.31%         0.04%
iShares S&P MidCap 400/BARRA Growth
  Index Fund                                  07/24/00    (24.84)%     (20.47)%      (25.08)%
iShares S&P MidCap 400/BARRA Value Index
  Fund                                        07/24/00     14.94%       15.52%        14.71%


--------------------------------------------------------------------------------

   * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (05/26/00, 07/28/00 and 07/28/00, respectively)

  **  Calculated based on the Fund's Net Asset Value (NAV)

 Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.



                                SECTOR BREAKOUT
                                ---------------


           [GRAPH]

S&P MIDCAP 400 INDEX


Consumer Discretionary  14.02%
Consumer Staples         4.33%
Energy                   7.82%
Financials              16.50%
Health Care             12.10%
Industrials             13.54%
Information Technology  17.68%
Materials                4.16%
Telecomm Services        1.37%
Utilities                8.48%


           [GRAPH]

S&P MIDCAP 400/BARRA GROWTH INDEX


Consumer Discretionary  14.06%
Consumer Staples         2.66%
Energy                   7.32%
Financials               9.07%
Health Care             22.23%
Industrials             14.09%
Information Technology  27.71%
Materials                1.21%
Telecomm Services        0.28%
Utilities                1.37%


           [GRAPH]

S&P MIDCAP 400/BARRA VALUE INDEX


Consumer Discretionary  13.99%
Consumer Staples         5.64%
Energy                   8.21%
Financials              22.36%
Health Care              4.10%
Industrials             13.11%
Information Technology   9.79%
Materials                6.48%
Telecomm Services        2.24%
Utilities               14.08%


The iSHARES S&P MIDCAP 400 INDEX FUND, launched on May 22, 2000, seeks to track the S&P MidCap 400 Index. From its inception through March 31, 2001, the Index gained 0.22%. The ISHARES S&P MIDCAP 400/BARRA GROWTH INDEX FUND and the ISHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND, both launched on July 24, 2000, seek to track the growth and value components of the S&P MidCap 400 Index, as represented by the S&P MidCap 400/BARRA Growth Index and the S&P MidCap 400/BARRA Value Index, respectively. Suffering from losses in the technology sector, the S&P MidCap 400/BARRA Growth Index returned a negative 24.84% for the period from July 24, 2000, through March 31, 2001 (the "reporting period"). The S&P MidCap 400/BARRA Value Index returned 14.94% for the same period, boosted by gains in the financial and utilities sectors.



--------------------------------------------------------------------------------
PAGE 8                                                                   iSHARES

U.S. equity markets experienced significant volatility in the first half of the reporting period. Economic data released in June pointed to a rosy economy with no signs of inflation. Technology and health care stocks, the two largest sectors of the S&P MidCap 400 Index at the time, returned 9% and 12%, respectively, for the period from the iShares S&P MidCap 400 Index Fund's inception through September 30, 2000. However, jumps in the Consumer Price Index and Gross Domestic Product renewed fears of inflation in July. These increases, combined with profit warnings from major technology firms, sparked a sell-off in the technology sector and a retreat to value-oriented defensive stocks.

In August, positive economic news and optimism that interest rates had stabilized triggered a broad equity market rally. However, September saw stock prices plummet once again, as the price of crude oil soared to its highest level since November 1990 and the euro plunged to its lowest point since its introduction in January 1999. A sell-off in the technology sector spread to the broader market, and even some blue chip stalwarts were dragged down. Value sectors, such as financial service and oil stocks, again benefited from the shift out of techs.

U.S. equity markets plunged in the last months of 2000, driven downward by concerns about oil prices, inflation, corporate profit warnings and a possible recession. Uncertainty surrounding the U.S. Presidential election contributed to the pessimistic atmosphere. The Federal Reserve Board's (the "Fed's") Index of Leading Indicators registered its biggest drop in four years, and its Consumer Sentiment Index sank to its lowest level since June 1996.

In response to slowing economic conditions, the Fed cut interest rates twice in January 2001, by a total of one percentage point. Markets spiked on the news, but December's poor economic numbers countered the effect of lower rates. A wave of earnings warnings coupled with more weak economic news sent markets reeling in February and March. Analysts described the economy to be in a "profits recession," in which the economy as a whole was growing, but profits were declining.

The nearly flat performance of mid cap stocks (as measured by the S&P 400 Index) concealed widely divergent performance between growth and value mid cap stocks (as measured by the S&P MidCap 400/BARRA Growth Index and S&P MidCap 400/BARRA Value Index, respectively). This divergence resulted from many investors selling their growth stocks in favor of more stable investments.

As market conditions deteriorated through the period, value stocks outperformed growth by a wide margin. Strong gains in value stocks, like the utilities, health care, and financial sectors outweighed losses in growth-oriented technology stocks, resulting in an overall positive return for the S&P MidCap 400 Index for the reporting period. The S&P MidCap 400 Index Index benefited from one of its top holdings: health-care company Genzyme Corporation. Top technology holdings Concord EFS, Electronic Arts, and Sunguard Data Systems also helped performance. On an absolute basis, Abercrombie & Fitch Co. was the MidCap 400 Index's big winner, soaring 265.87%. Bergen Brunswig Corp. also performed well, returning an impressive 201.82%. The biggest loss came from Antec Corp., which fell 85.25%.


                                   [GRAPH]

                      ISHARES S&P MIDCAP 400 INDEX FUNDS
                         GROWTH OF $10,000 INVESTMENT



                               iShares S&P Midcap     iShares S&P Midcap                  S&P Midcap      S&P Midcap
              iShares              400/BARRA              400/BARRA                       400/BARRA        400/BARRA
          S&P MidCap 400          Growth Index           Value Index       S&P MidCap       Growth           Value
            Index Fund                Fund                   Fund          400 Index         Index           Index
               $10,000                                                       $10,000
May-00         $10,266                                                       $10,265
Jun-00         $10,419               $10,000                $10,000          $10,416        $10,000         $10,000
Jul-00         $10,576                $9,607                $10,014          $10,580         $9,609         $10,014
Aug-00         $11,752               $11,033                $10,727          $11,762        $11,042         $10,730
Sep-00         $11,671               $10,758                $10,883          $11,682        $10,769         $10,889
Oct-00         $11,280               $10,168                $10,777          $11,286        $10,184         $10,785
Nov-00         $10,422                $8,726                $10,790          $10,434         $8,740         $10,799
Dec-00         $11,216                $9,161                $11,889          $11,232         $9,183         $11,903
Jan-01         $11,464                $9,159                $12,414          $11,483         $9,183         $12,434
Feb-01         $10,808                $8,405                $12,001          $10,827         $8,429         $12,022
Mar-01         $10,004                $7,492                $11,472          $10,023         $7,516         $11,493

              Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
iSHARES MANAGERS' DISCUSSION & ANALYSES                                   PAGE 9

MANAGERS' DISCUSSION & ANALYSIS

                      iSHARES S&P SMALLCAP 600 INDEX FUNDS
                           PERFORMANCE AS OF 3/31/01
--------------------------------------------------------------------------------
                                 TOTAL RETURNS
--------------------------------------------------------------------------------



                                                              INCEPTION TO MARCH 31, 2001
                                                          ----------------------------------
                  FUND                    INCEPTION DATE   INDEX       MARKET*      NAV**
                  ----                    --------------  --------  ------------  ----------

iShares S&P SmallCap 600 Index Fund           05/22/00      5.20%        7.56%       5.08%
iShares S&P SmallCap 600/BARRA Growth
  Index Fund                                  07/24/00    (17.65)%     (12.01)%    (17.86)%
iShares S&P SmallCap 600/BARRA Value
  Index Fund                                  07/24/00     12.13%       13.71%      12.13%

--------------------------------------------------------------------------------

   * Calculated based on the Fund's market price from the Fund's first day of trading on the exchange (05/26/00, 07/28/00 and 07/28/00, respectively)

  **  Calculated based on the Fund's Net Asset Value (NAV)

 Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.



                                SECTOR BREAKOUT
                                ---------------


          [GRAPH]

S&P SMALLCAP 600 INDEX


Consumer Discretionary  19.68%
Consumer Staples         4.77%
Energy                   7.75%
Financials              11.80%
Health Care             13.29%
Industrials             17.21%
Information Technology  15.46%
Materials                5.27%
Telecomm Services        0.22%
Utilities                4.55%


          [GRAPH]

S&P SMALLCAP 600/BARRA GROWTH INDEX


Consumer Discretionary  19.54%
Consumer Staples         2.32%
Energy                  10.60%
Financials               7.47%
Health Care             24.15%
Industrials             15.61%
Information Technology  16.43%
Materials                3.79%
Telecomm Services        0.09%


          [GRAPH]

S&P SMALLCAP 600/BARRA VALUE INDEX


Consumer Discretionary  13.99%
Consumer Staples         5.64%
Energy                   8.21%
Financials              22.36%
Health Care              4.10%
Industrials             13.11%
Information Technology   9.79%
Materials                6.48%
Telecomm Services        2.24%
Utilities               14.08%


The iSHARES S&P SMALLCAP 600 INDEX FUND, launched May 22, 2000, seeks to track the S&P SmallCap 600 Index. For the period from May 22, 2000 through March 31, 2001, the Index rose 5.20%. The ISHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND and the ISHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND, both launched July 24, 2000, seek to track the growth and value components of the S&P SmallCap Index as represented by the S&P SmallCap 600/BARRA Growth Index and the S&P SmallCap 600/BARRA Value Index, respectively. From July 24, 2000 through March 31, 2001, the S&P SmallCap 600/BARRA Growth Index declined 17.65%, while the S&P SmallCap 600/BARRA Value Index returned 12.13%.

--------------------------------------------------------------------------------
PAGE 10                                                                  iSHARES

Over the course of the past 12 months, investors shifted their concerns from an overheated U.S. economy to a slowing economy that might not be able to sustain the sales and profit expectations built into stock valuations. Revised Gross Domestic Product data for December 2000 revealed an annualized growth rate of 1.0%, versus the 3-4% growth rate targeted by Federal Reserve Board Chairman Alan Greenspan, and a huge correction from the 7.3% GDP growth rate of fourth quarter 1999. Economic indicators showed that sales for major retailers, U.S. vehicles, and PCs, had all dropped significantly. Factory output and capital spending had declined, inventories had swelled, and jobless claims were higher than expected.

The Federal Reserve Board (the "Fed") rapidly reversed its direction. After a tightening policy that had driven interest rates up to 6.50% by May 2000, the Federal Reserve Board of Governors cut the federal funds rate by 0.50% on January 3, 2001. The equity markets soared, and both the Dow and the Nasdaq posted record gains. By late January, Greenspan confirmed that the GDP growth rate was close to 0%. So again on January 31, the Federal Reserve Board cut both the discount and Federal Funds rate by 0.50%.

However, these cuts were not enough to stop the economy's deceleration. The battered technology sector was in a downward spiral, with profit warnings and layoffs announced throughout the group. The slowdown spread to the "old economy" stocks. Durable goods orders fell, and housing starts declined each month of the first quarter. Missed earnings and layoffs continued. December, January and February all had job cuts exceeding 100,000. Consumer sentiment dropped to its lowest level in five years. At the March 20th meeting of the Federal Reserve Open Market Committee, the federal funds rate was cut another 0.50%. Year-to-date decreases now totaled 1.5 basis points, almost reversing the 1.75 point increases of 2000. However, the equity markets had hoped for a larger cut to spur recovery, and the markets fell sharply on the news. The Nasdaq sank to 1857.44, its lowest level since November 1998. The Dow declined to 9720.76, a two-year low.

Although growth stocks were in favor for part of 2000, a year with marked volatility, they were outpaced by value issues in all capitalization classifications. Furthermore, small cap stocks (as measured by the S&P SmallCap 600 Index) outperformed their large-cap and mid-cap counterparts (as measured by the S&P 500 Index and S&P 400 Index, respectively) by gaining 34.5% in the year from March 2000 to March 2001. Growth stock valuations plummeted as investors retreated to value issues. The growth issue-laden Nasdaq began its tailspin from a record high of 5048.62 on March 10, 2000, to a close of 1840 on March 31, 2001, losing 25% for the quarter after a 39% drop for the year of 2000.

The impact of growth stocks' poor performance relative to that of value stocks was clearly reflected in the performance of the growth-oriented technology sector. The technology sector represented approximately 15% of the S&P SmallCap 600 Index. As of March 31, 2001, its Telecommunication Services and Information Technology components represented the largest negative impact on the Index's returns. Information Technology fell 32.0% in 2000 and lost an additional 10.6% in the first quarter of 2001. Telecommunications Services issues declined 67.1% in 2000, and another 19.0% in the first quarter.

--------------------------------------------------------------------------------
iSHARES MANAGERS' DISCUSSION & ANALYSES                                  PAGE 11

At the other end of the performance spectrum, the relatively strong performance of value stocks boosted the returns of value-oriented sectors in the Index. Three of the S&P SmallCap 600 Index's value-oriented sectors had especially strong returns in 2000, although they declined in the first quarter of 2001 as profit-takers sold off their shares. Energy stocks rose a whopping 83.4% in 2000, but fell 7.0% in the first quarter of 2001. Health care stocks gained 63.7% for 2000 and declined 6.9% during the first quarter of 2001. Financial companies' shares climbed 63.4% in 2000, and then fell 4.2% for the first quarter 2001. The financials and health care sectors were among the top five sector holdings in the S&P SmallCap 600 Index, and represent 11.80% and 13.29% respectively, as of March 31, 2001. For the period, stock performance on an absolute basis diverged widely. On the positive side, Gymboree Corp. skyrocketed 263.64%, while Dimon Corp. soared 242.22%. The biggest detractor from the performance of the S&P SmallCap 600 Index was Visual Networks, which tumbled 91.67%. Index returns for the period were helped by positive performance from top-ten holdings Universal Health Services Class B, Timberland, and Barrett Resources.

                                   [GRAPH]

                     iSHARES S&P SMALLCAP 600 INDEX FUNDS
                         GROWTH OF $10,000 INVESTMENT

                                      iShares               iShares
                                    S&P SmallCap          S&P SmallCap
                 iShares             600/BARRA             600/BARRA                        S&P SmallCap       S&P SmallCap
            S&P SmallCap 600           Growth             Value Index      S&P SmallCap       600/BARRA          600/BARRA
               Index Fund            Index Fund              Fund           600 Index        Growth Index       Value Index
                 $10,000                                                      $10,000
May-00           $10,162                                                      $10,164
Jun-00           $10,762               $10,000              $10,000           $10,765           $10,000            $10,000
Jul-00           $10,493                $9,554              $10,004           $10,501            $9,555            $10,005
Aug-00           $11,420               $10,697              $10,589           $11,431           $10,706            $10,589
Sep-00           $11,107               $10,124              $10,566           $11,120           $10,137            $10,568
Oct-00           $11,184               $10,203              $10,627           $11,190           $10,216            $10,620
Nov-00           $10,018                $8,670               $9,925           $10,026            $8,683             $9,918
Dec-00           $11,250                $9,462              $11,320           $11,261            $9,481            $11,318
Jan-01           $11,733                $9,468              $12,217           $11,744            $9,489            $12,214
Feb-01           $11,015                $8,663              $11,699           $11,027            $8,683            $11,699
Mar-01           $10,508                $8,215              $11,212           $10,521            $8,235            $11,214

              Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
PAGE 12                                                                  iSHARES

                      THIS PAGE INTENTIONALLY LEFT BLANK.

MANAGERS' DISCUSSION & ANALYSIS

                       iSHARES S&P GLOBAL 100 INDEX FUND
                           PERFORMANCE AS OF 3/31/01

--------------------------------------------------------------------------------
                                 TOTAL RETURNS
--------------------------------------------------------------------------------



                                                         INCEPTION TO MARCH 31, 2001
                                                   --------------------------------------
                  FUND             INCEPTION DATE   INDEX       MARKET*        NAV**
                  ----             --------------  --------  -------------  -------------

iShares S&P Global 100 Index Fund      12/05/00    (15.32)%     (15.69)%      (15.94)%

--------------------------------------------------------------------------------

   * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (12/08/00)

  **  Calculated based on the Fund's Net Asset Value (NAV)

 Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.



                                SECTOR BREAKOUT
                                ---------------


             [GRAPH]

S&P GLOBAL 100 INDEX


Consumer Discretionary  12.24%
Consumer Staples         9.41%
Energy                  10.85%
Financials              15.59%
Health Care             15.68%
Industrials              9.31%
Information Technology  17.87%
Materials                2.10%
Telecomm Services        6.95%


The iSHARES S&P GLOBAL 100 INDEX FUND, which was launched December 5, 2000, seeks to track the S&P Global 100 Index. For the period from December 5, 2000 through March 31, 2001 (the "reporting period"), the Index returned -15.32%. The S&P Global 100 Index measures the performance of 100 global large-cap stocks in leading transnational companies.

The reporting period began on an up-note in December, as many investors anticipated that U.S. interest rates would decline. These expectations helped to drive up the price of many stocks. As it turned out, the U.S. Federal Reserve Board (the "Fed") did cut interest rates by a full percentage point in January, but some investors were still disappointed when, in early February, Fed Chairman Alan Greenspan indicated that he was not likely to cut rates again soon. The Fed's decision to hold rates steady led to further market declines in February and March, as investors became concerned that the economic slowdown would be more protracted than previously expected.

At the same time, the technology and telecommunications sectors remained very weak. Slower-than-expected demand for such things as personal computers and new-generation wireless phones led to sharp declines in many stocks. Among the hardest hit were EMC Corp., whose shares declined by 62% over the reporting period, and Nortel Networks, which depreciated by 61%. As of 3/31/01, EMC and Nortel had weightings of, respectively, 0.9% and 0.7% in the Index.


--------------------------------------------------------------------------------
PAGE 14                                                                  iSHARES

As technology, telecommunications and other growth stocks continued to fall out of favor, value-oriented issues in the metal, automobile and aerospace industries, among others, attracted the attention of many investors. Shares of Ford Motor Company, for example, rose 23.6% over the reporting period. As of 3/31/01, Ford had a weighting of 0.7% in the Index.


                                  [GRAPH]

                       iSHARES S&P GLOBAL 100 INDEX FUND
                         GROWTH OF $10,000 INVESTMENT



                         iShares
                       S&P Global            S&P Global
                     100 Index Fund          100 Index

                         $10,000               $10,000
Dec-00                    $9,612                $9,670
Jan-01                    $9,939               $10,028
Feb-01                    $8,962                $9,057
Mar-01                    $8,406                $8,468


              Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
iSHARES MANAGERS' DISCUSSION & ANALYSES                                  PAGE 15

MANAGERS' DISCUSSION & ANALYSIS

                       iSHARES S&P EUROPE 350 INDEX FUND
                           PERFORMANCE AS OF 3/31/01

--------------------------------------------------------------------------------
                                 TOTAL RETURNS
--------------------------------------------------------------------------------



                                                        INCEPTION TO MARCH 31, 2001
                                                   ------------------------------------
                  FUND             INCEPTION DATE   INDEX      MARKET*       NAV**
                  ----             --------------  -------- -------------  ------------

iShares S&P Europe 350 Index Fund      07/25/00    (19.73)%    (15.54)%     (20.10)%


--------------------------------------------------------------------------------

   * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (07/28/00)

  **  Calculated based on the Fund's Net Asset Value (NAV)

 Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.




                               COUNTRY BREAKOUT
                               ----------------


             [GRAPH]


S&P EUROPE 350 INDEX


Austria          0.03%
Belgium          0.94%
Switzerland      9.43%
Germany          9.99%
Denmark          0.69%
Spain            4.51%
Finland          2.53%
France          14.06%
United Kingdom  39.78%
Ireland          0.86%
Italy            5.42%
Netherlands      8.55%
Norway           0.22%
Portugal         0.67%
Sweden           2.31%


The ISHARES S&P EUROPE 350 INDEX FUND, which was launched July 25, 2000, seeks to track the S&P Europe 350 Index. For the period from July 25, 2000 through March 31, 2001 (the "reporting period"), the Index returned -19.73%. The S&P Europe 350 Index measures the performance of equities in the U.K. and 14 countries in the Euro Zone, which includes the European Monetary Union ("EMU") countries plus Denmark, Norway, Sweden and Switzerland.

Europe's largest stocks were generally weak during the reporting period, reflecting investors' growing concerns about an economic slowdown in the United States, a major export market for many European companies. Market sentiment improved somewhat during the latter half of December, as investors began to anticipate a decline in U.S. interest rates. Those expectations were realized in January, a month in which the U.S. Federal Reserve Board (the "Fed") lowered interest rates by a full percentage point. Despite the extent of the rate cuts, investors were apparently disappointed when the Fed indicated that it was not likely to cut rates again soon. As a result, European markets again declined in February and March.

The ongoing correction in the technology and telecommunications sectors also weighed on European markets over the reporting period. Reflecting this trend, stocks such as Vodafone and Nokia were among the Fund's weaker performers. (Vodafone was the Fund's second-largest holding as of 3/31/01, accounting for 3.7% of the portfolio. Nokia had a weighting of 2.2% as of that date.)


--------------------------------------------------------------------------------
PAGE 16                                                                  iSHARES

Investors seeking out relatively low-priced stocks were drawn to the transportation, metals, building materials, forest products and chemical industries. Shares in these areas rose as a result. Companies that make consumer staples, such as tobacco, beverages, food, personal care products, or pharmaceuticals also performed relatively well. Investors often regard these areas as "defensive," because consumer demand for their products tends not to decrease significantly even during an economic downturn.


                                   [GRAPH]

                       ISHARES S&P EUROPE 350 INDEX FUND
                         GROWTH OF $10,000 INVESTMENT




                   iShares S&P
                    Europe 350    S&P Europe
                    Index Fund     350 Index

                      $10,000       $10,000
Jul-00                 $9,764        $9,772
Aug-00                 $9,731        $9,759
Sep-00                 $9,269        $9,289
Oct-00                 $9,206        $9,266
Nov-00                 $8,849        $8,929
Dec-00                 $9,491        $9,542
Jan-01                 $9,459        $9,545
Feb-01                 $8,659        $8,736
Mar-01                 $7,990        $8,026


              Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
iSHARES MANAGERS' DISCUSSION & ANALYSES                                  PAGE 17

MANAGERS' DISCUSSION & ANALYSIS

                         iSHARES S&P/TSE 60 INDEX FUND
                           PERFORMANCE AS OF 3/31/01

--------------------------------------------------------------------------------
                                 TOTAL RETURNS
--------------------------------------------------------------------------------



                                                    INCEPTION TO MARCH 31, 2001
                                                ------------------------------------
                  FUND          INCEPTION DATE   INDEX       MARKET*        NAV**
                  ----          --------------  --------  --------------------------

iShares S&P/TSE 60 Index Fund       06/12/00    (28.83)%     (26.05)%      (23.80)%


--------------------------------------------------------------------------------

   * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/19/00)

  **  Calculated based on the Fund's Net Asset Value (NAV)

 Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.



                                SECTOR BREAKOUT
                                ---------------

            [GRAPH]


S&P/TSE 60 INDEX


Consumer Discretionary   5.76%
Consumer Staples         0.92%
Energy                  12.93%
Financials              26.91%
Health Care              2.04%
Industrials             10.89%
Information Technology  16.59%
Materials               12.59%
Telecomm Services        7.11%
Utilities                4.26%


The ISHARES S&P/TSE 60 INDEX FUND, which was launched June 12, 2000, seeks to track the S&P/TSE 60 Index. For the period from June 12, 2000 through March 31, 2001 (the "reporting period"), the Index returned -28.83%.

Three major trends affected the Toronto Stock Exchange over the reporting period: the ongoing correction in telecommunications and technology-related stocks, the strong performance of energy and transportation shares, and the mixed performance of financial stocks.

Slowing growth in the technology and telecommunications sectors led to sharp declines in several of the stocks that had led the TSE Index up in 1999. One such stock was Nortel Networks, which represented 11.8% of the Portfolio and 13.4% of the Index as of 3/31/01. It was the Fund's weakest holding, with a decline of 75% over the reporting period. Much of that decline took place in October 2000, when Nortel announced that its revenues would fall short of analysts' expectations. Nortel again disappointed many investors in February 2001, when it warned that it would post a first-quarter loss. Citing the slowdown in the U.S. economy, the company also reduced its growth forecast and said that it would cut 10,000 jobs. These announcements led to another steep decline in Nortel's stock.

--------------------------------------------------------------------------------
PAGE 18                                                                  iSHARES

At the other end of the spectrum was Canadian Pacific Ltd. It was the Fund's strongest holding over the reporting period. In mid-February 2001, Canadian Pacific, a conglomerate with transportation, energy and hotel subsidiaries, announced that it would split into five separate companies in an effort to unlock shareholder value. The news drove up the price of Canadian Pacific's stock, which had already risen significantly as speculation grew that the company would announce just such a plan. Shares of Canadian Pacific, as well as those of Canadian National Railway Co. and other companies with interests in the energy and transportation industries, were also driven up by good results in those areas. Canadian Pacific and Canadian National accounted for 4.8% and 4.8%, respectively, of the portfolio as of 3/31/01.

The performance of the Fund's holdings in the financial services sector, its largest industry weighting as of 3/31/01, varied quite a bit over the reporting period. The shares of Toronto Dominion Bank and other companies that derive a significant share of their revenue from brokerage and investment banking divisions generally posted declines, reflecting the stock market correction. Bank of Montreal and other firms with more traditional businesses fared considerably better during the reporting period, thanks in part to the Canadian central bank's decision to cut interest rates. As of 3/31/01, financial services accounted for 26.91% of the portfolio. Weightings for Toronto Dominion Bank and Bank of Montreal were 6.9% and 2.4%, respectively.



                                   [GRAPH]


                        ISHARES S&P/TSE 60 INDEX FUNDS
                         GROWTH OF $10,000 INVESTMENT


                             iShares
                            S&P/TSE 60         S&P/TSE 60
                            Index Fund           Index

                              $10,000           $10,000
Jun-00                        $10,233           $10,486
Jul-00                        $10,463           $10,837
Aug-00                        $11,271           $11,675
Sep-00                        $10,530           $10,520
Oct-00                         $9,848            $9,690
Nov-00                         $8,979            $8,954
Dec-00                         $9,219            $9,027
Jan-01                         $9,823            $9,480
Feb-01                         $8,393            $8,082
Mar-01                         $7,620            $7,596


              Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
iSHARES MANAGERS' DISCUSSION & ANALYSES                                  PAGE 19

MANAGERS' DISCUSSION & ANALYSIS

                    iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND
                           PERFORMANCE AS OF 3/31/01

--------------------------------------------------------------------------------
                                 TOTAL RETURNS
--------------------------------------------------------------------------------



                                                                      INCEPTION TO MARCH 31, 2001
                                                          --------------------------------------------------------
                  FUND                    INCEPTION DATE   INDEX        MARKET*                    NAV**
                  ----                    --------------  --------  --------------------  ------------------------
iShares Nasdaq Biotechnology Index Fund       02/05/01    (23.04)%       (24.39)%                  (22.93)%
------------------------------------------------------------------------------------------------------------------

   * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (02/09/01)

  **  Calculated based on the Fund's Net Asset Value (NAV)

 Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.

                                   [GRAPH]

             TOP 10 INDEX HOLDINGS
             ---------------------
AMGEN INC.                            19.4%
Biogen Inc.                            3.6%
Chiron Corp.                           3.3%
Genzyme Corp.                          3.2%
MedImmune Inc.                         3.0%
Immunex Corp.                          2.7%
Millennium Pharmaceuticals Inc.        2.5%
Human Genome Sciences Inc.             2.3%
IDEC Pharmaceuticals Corp.             2.3%
Aviron                                 1.7%


The ISHARES NASDAQ BIOTECHNOLOGY INDEX FUND seeks to track the Nasdaq Biotechnology Index-Registered Trademark-. The period from the Fund's inception on February 5, 2001 to the end of the first quarter on March 31, 2001 (the "reporting period"), was a turbulent one for U.S. equity markets. Biotechnology issues were dragged into the fray, and the Index declined 23.04% during this period.

After reaching a record high of 5048.62 on March 10, 2000, the technology-heavy Nasdaq Index began its downward spiral, closing the first quarter of 2001 at 1840. A 39% decline for the year 2000 was followed by an additional 25% loss in the first quarter of 2001. Investors' concerns that a slowing economy could not sustain the sales and earnings growth built into the lofty valuations of technology issues caused a massive retreat to value stocks.

Faced with deteriorating economic news, the Federal Reserve Board (the "Fed") reversed its course in early 2001. After raising interest rates six times in twelve months to 6.5%, the Board of Governors held an unscheduled meeting on January 3 and dropped rates 0.5%. The U.S. stock markets soared, and both the Dow and the Nasdaq posted record gains for the month. However, the economy

--------------------------------------------------------------------------------
PAGE 20                                                                 iShares
continued to slow, and technology companies continued to issue earnings warnings and announce layoffs. The Fed responded with further reductions of 0.50% on January 31, 2001, and again on March 20. Year-to-date decreases of 1.5% almost reversed the 1.75% increases of the previous year.

The impact of economic deceleration, lower sales and profits, and resulting layoffs were felt by the entire U.S. equity market. Biotechnology stocks did not escape this general market downturn. An example of the type of sell-offs taking place is Amgen, Inc., which at 19.44% of assets represented the largest holding in the Nasdaq Biotechnology Index as of March 31, 2001. This global biotechnology company has been successful in developing human therapeutics based on advanced cellular and molecular biology. Nasdaq classifies Amgen as a medical-biomedical-gene company, and this area of biotechnology stocks comprised 59.29% of the Index as of March 31, 2001. On March 22, Amgen's stock price plummeted 10% for the day, a victim of institutional selling and market jitters.

There was wide variance in the performance of individual stock holdings in the Index. Its best performers were two small biotechs: Viropharma Incorporated, which develops antiviral medicines, and United Therapeutics, which develops cures for vascular disease. These companies rose 20.31% and 19.23%, respectively, during the period from February 5 through March 31, 2001. However, the worst-performing issues declined by 46% to 66%. Affymetrix and Corixa led the decline, losing 54.73%, and 66.05%, respectively. In terms of top ten holdings, Biogen and Chiron both posted positive returns for the period, while Amgen and Immunex detracted from performance.

                                    [GRAPH]

                   ISHARES NASDAQ BIOTECHNOLOGY INDEX FUNDS
                         GROWTH OF $10,000 INVESTMENT



                      ISHARES NASDAQ BIOTECHNOLOGY   NASDAQ BIOTECHNOLOGY
                               INDEX FUND                     INDEX

                                 $10,000                     $10,000
Feb-01                            $9,681                      $9,661
Mar-01                            $7,707                      $7,696


Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
iSHARES MANAGERS' DISCUSSION & ANALYSES                                  PAGE 21
iSHARES S&P 100 INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS - 99.91%
---------------------------------------------------------------
General Electric Co.                       151,753  $ 6,352,381
Microsoft Corp.+                            81,762    4,471,359
Exxon Mobil Corp.                           53,228    4,311,468
Pfizer Inc.                                 96,613    3,956,302
Citigroup Inc.                              76,983    3,462,695
Wal-Mart Stores Inc.                        68,402    3,454,301
American International Group Inc.           35,646    2,869,503
Intel Corp.                                103,167    2,714,582
Merck & Co. Inc.                            35,315    2,680,408
AOL Time Warner Inc.+                       66,466    2,668,610
International Business Machines Corp.       26,863    2,583,683
Verizon Communications Inc.                 41,641    2,052,901
Johnson & Johnson                           21,280    1,861,362
Bristol-Myers Squibb Co.                    29,946    1,778,792
Cisco Systems Inc.+                        111,625    1,765,070
Coca-Cola Co.                               37,981    1,715,222
Home Depot Inc.                             35,468    1,528,671
Bank of America Corp.                       24,921    1,364,425
JP Morgan Chase & Co.                       29,135    1,308,161
Wells Fargo & Company                       26,167    1,294,481
Oracle Corp.+                               85,725    1,284,160
Procter & Gamble Co.                        19,965    1,249,809
AT&T Corp.                                  58,280    1,241,364
Viacom Inc. "B"+                            26,811    1,178,880
Tyco International Ltd.                     26,784    1,157,872
Pharmacia Corporation                       19,743      994,455
EMC Corp.+                                  33,609      988,105
PepsiCo Inc.                                22,103      971,427
Amgen Inc.+                                 15,824      952,407
Hewlett-Packard Co.                         30,176      943,604
Morgan Stanley Dean Witter & Co.            17,156      917,846
Walt Disney Co. (The)                       31,927      913,112
American Express Co.                        20,361      840,909
Texas Instruments Inc.                      26,689      826,825
Ford Motor Company                          28,695      806,903
Boeing Co.                                  13,108      730,247
Merrill Lynch & Co. Inc.                    12,504      692,722
Nortel Networks Corp.                       49,036      688,956
U.S. Bancorp                                29,437      682,938
Enron Corp.                                 11,435      664,373
Du Pont (E.I.) de Nemours                   15,972      650,060
Bank One Corp.                              17,712      640,820
Minnesota Mining & Manufacturing Co.         6,045      628,075
McDonald's Corp.                            20,074      532,965
United Technologies Corp.                    7,168      525,414
Lucent Technologies Inc.                    52,639      524,811
Schlumberger Ltd.                            8,772      505,355
Gillette Co.                                16,117      502,367
Honeywell International Inc.                12,235      499,188
El Paso Corp.                                7,608      496,802
Clear Channel Communications Inc.+           9,055      493,045
Colgate-Palmolive Co.                        8,761      484,133
Alcoa Inc.                                  13,271      477,092
General Motors Corp. "A"                     8,651      448,554
Dow Chemical Co.                            13,724      433,267
Baxter International Inc.                    4,511      424,666
AES Corp.+                                   8,061      402,728
Southern Co.                                10,371      363,918
HCA - The Healthcare Company                 8,475      341,288
Exelon Corp.                                 4,886      320,522
Williams Companies Inc.                      7,255      310,877
American General Corp.                       7,725      295,481
Sara Lee Corp.                              12,794      276,095
International Paper Co.                      7,386      266,487
CIGNA Corp.                                  2,349      252,189
Halliburton Co.                              6,783      249,275
Lehman Brothers Holdings Inc.                3,851      241,458
American Electric Power Inc.*                4,929      231,663
Heinz (H.J.) Co.                             5,319      213,824
Hartford Financial Services Group Inc.       3,457      203,963
Campbell Soup Co.                            6,465      193,110
General Dynamics Corp.                       3,055      191,671
Global Crossing Ltd.+                       13,995      188,793
FedEx Corp.+                                 4,475      186,518
Baker Hughes Inc.                            5,097      185,072
Eastman Kodak Co.                            4,603      183,614
Burlington Northern Santa Fe Corp.           6,021      182,918
Sears, Roebuck and Co.                       5,114      180,371
Weyerhaeuser Co.                             3,362      170,756
May Department Stores Co.                    4,574      162,286
Raytheon Co. "B"                             5,236      153,834
Ralston Purina Group                         4,709      146,685
Avon Products Inc.                           3,646      145,804
Entergy Corp.                                3,418      129,884
MedImmune Inc.+                              3,236      116,091
RadioShack Corp.                             2,942      107,942
Limited Inc.                                 6,585      103,516
Rockwell International Corp.                 2,807      102,034
Norfolk Southern Corp.                       5,839       97,745
Computer Sciences Corp.+                     2,585       83,625


--------------------------------------------------------------------------------
PAGE 22                                                                  iShares
iSHARES S&P 100 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001

                                          SHARES OR
SECURITY                                  PRINCIPAL        VALUE
----------------------------------------------------------------

COMMON STOCKS (CONTINUED)
----------------------------------------------------------------
Toys R Us Inc.+                              3,075   $    77,182
National Semiconductor Corp.+                2,873        76,853
Delta Air Lines Inc.                         1,878        74,181
Unisys Corp.+                                5,053        70,742
Xerox Corp.                                 10,815        64,782
Harrah's Entertainment Inc.+                 1,809        53,239
Black & Decker Corp.                         1,255        46,121
Boise Cascade Corp.                            884        27,758
Allegheny Technologies Inc.                  1,193        20,770
----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $109,849,436)                                  88,681,570
----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 0.23%
----------------------------------------------------------------
Dreyfus Money Market Fund++               $ 79,716        79,716
Federal National Mortgage Association
  Discount Note
  4.77%, 04/05/01++                         17,048        17,048
Goldman Sachs Financial Square Prime
  Obligation Fund++                         38,242        38,242
Providian Temp Cash Money Market Fund++     72,123        72,123
----------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $207,129)                                         207,129
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 100.14%
(Cost $110,056,565)                                   88,888,699
----------------------------------------------------------------
Other Assets, Less Liabilities -- (0.14%)               (126,971)
----------------------------------------------------------------
NET ASSETS -- 100.00%                                $88,761,728
================================================================

  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 23
iSHARES S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001


SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------

COMMON STOCKS - 99.89%
---------------------------------------------------------------------
General Electric Co.                        2,732,654  $  114,388,894
Microsoft Corp.+                            1,476,297      80,734,992
Exxon Mobil Corp.                             959,398      77,711,238
Pfizer Inc.                                 1,742,762      71,366,104
Citigroup Inc.                              1,390,081      62,525,843
Wal-Mart Stores Inc.                        1,234,559      62,345,230
American International Group Inc.             643,046      51,765,203
Intel Corp.                                 1,859,647      48,931,962
Merck & Co. Inc.                              636,743      48,328,794
AOL Time Warner Inc.+                       1,197,822      48,092,553
International Business Machines Corp.         483,965      46,547,754
SBC Communications Inc.                       937,016      41,819,024
Verizon Communications Inc.                   747,495      36,851,504
Johnson & Johnson                             383,710      33,563,114
Royal Dutch Petroleum Co. - NY Shares         588,534      32,628,325
Bristol-Myers Squibb Co.                      539,581      32,051,111
Cisco Systems Inc.+                         2,012,538      31,823,257
Coca-Cola Co.                                 684,995      30,934,374
Philip Morris Companies Inc.                  609,311      28,911,807
Home Depot Inc.                               641,219      27,636,539
Bank of America Corp.                         450,735      24,677,741
Lilly (Eli) and Company                       311,500      23,879,590
JP Morgan Chase & Co.                         525,650      23,601,685
Wells Fargo & Company                         473,307      23,414,497
Oracle Corp.+                               1,546,765      23,170,540
Procter & Gamble Co.                          357,092      22,353,959
AT&T Corp.                                  1,039,552      22,142,458
Fannie Mae                                    277,493      22,088,443
Viacom Inc. "B"+                              483,017      21,238,257
American Home Products Corp.                  360,291      21,167,096
BellSouth Corp.                               516,949      21,153,553
Tyco International Ltd.                       484,417      20,941,347
Abbott Laboratories                           428,267      20,209,920
Dell Computer Corp.+                          716,459      18,404,041
Pharmacia Corporation                         357,194      17,991,862
EMC Corp.+                                    605,942      17,814,695
PepsiCo Inc.                                  397,141      17,454,347
Amgen Inc.+                                   287,794      17,321,601
Hewlett-Packard Co.                           534,053      16,699,837
Morgan Stanley Dean Witter & Co.              309,363      16,550,921
Walt Disney Co. (The)                         576,193      16,479,120
Qwest Communications International Inc.+      458,684      16,076,874
Chevron Corp.                                 177,717      15,603,553
Medtronic Inc.                                332,741      15,219,573
American Express Co.                          366,900      15,152,970
WorldCom Inc.+*                               797,387      14,901,170
Texas Instruments Inc.                        479,135      14,843,602
Schering-Plough Corp.                         404,907      14,791,253
Ford Motor Company                            510,841      14,364,849
Sun Microsystems Inc.+                        900,700      13,843,759
Boeing Co.                                    231,034      12,870,904
Freddie Mac                                   192,513      12,480,618
Merrill Lynch & Co. Inc.                      223,669      12,391,263
Nortel Networks Corp.                         878,960      12,349,388
U.S. Bancorp                                  532,123      12,345,254
Enron Corp.                                   206,820      12,016,242
QUALCOMM Inc.+                                207,961      11,775,792
Du Pont (E.I.) de Nemours                     288,885      11,757,619
Bank One Corp.                                320,412      11,592,506
Anheuser-Busch Companies Inc.                 249,800      11,473,314
Walgreen Co.                                  280,580      11,447,664
FleetBoston Financial Corp.                   299,915      11,321,791
Minnesota Mining & Manufacturing Co.          108,129      11,234,603
Comcast Corp. "A"+                            259,442      10,880,349
Texaco Inc.                                   152,359      10,116,638
Bank of New York Co. Inc.                     205,044      10,096,367
Kimberly-Clark Corp.                          147,881      10,030,768
Applied Materials Inc.+                       224,215       9,753,352
McDonald's Corp.                              360,680       9,576,054
Automatic Data Processing Inc.                175,323       9,534,065
United Technologies Corp.                     129,895       9,521,304
Lucent Technologies Inc.                      939,539       9,367,204
Schlumberger Ltd.                             158,543       9,133,662
Gillette Co.                                  291,749       9,093,816
Duke Energy Corp.                             211,410       9,035,663
Honeywell International Inc.                  220,915       9,013,332
El Paso Corp.                                 137,613       8,986,129
First Union Corp.                             271,362       8,954,946
Target Corp.                                  248,119       8,952,134
Washington Mutual Inc.                        161,082       8,819,240
Clear Channel Communications Inc.+            161,967       8,819,103
Colgate-Palmolive Co.                         158,488       8,758,047
Motorola Inc.                                 604,994       8,627,214
Alcoa Inc.                                    239,515       8,610,564


--------------------------------------------------------------------------------
PAGE 24                                                                 iShares
iSHARES S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------
Compaq Computer Corp.                         468,149  $    8,520,312
Allstate Corp.                                202,475       8,491,801
Unilever NV - NY Shares                       158,353       8,335,702
General Motors Corp. "A"                      151,934       7,877,778
MBNA Corp.                                    235,985       7,811,103
Dow Chemical Co.                              246,898       7,794,570
Household International Inc.                  130,362       7,722,645
Baxter International Inc.                      81,467       7,669,303
Safeway Inc.+                                 138,796       7,654,599
Cardinal Health Inc.                           77,708       7,518,249
AES Corp.+                                    147,000       7,344,120
Emerson Electric Co.                          118,344       7,337,328
Marsh & McLennan Companies Inc.                76,218       7,242,997
Electronic Data Systems Corp.                 129,576       7,238,115
Fifth Third Bancorp                           128,354       6,858,917
Micron Technology Inc.+                       163,660       6,796,800
JDS Uniphase Corp.+                           360,309       6,643,197
Southern Co.                                  187,213       6,569,304
First Data Corp.                              109,360       6,529,886
MetLife Inc.*                                 211,726       6,362,366
CVS Corp.                                     108,451       6,343,299
Lowe's Companies Inc.                         106,014       6,196,518
HCA - The Healthcare Company                  152,960       6,159,699
Schwab (Charles) Corp.                        383,173       5,908,528
Kroger Co.+                                   227,154       5,858,302
Exelon Corp.                                   88,182       5,784,739
Williams Companies Inc.                       133,114       5,703,935
Kohls Corp.+                                   91,941       5,671,840
Gap Inc. (The)                                235,409       5,583,901
Mellon Financial Corp.                        135,138       5,475,792
PNC Financial Services Group                   80,095       5,426,436
Sprint Corp. (FON Group)                      244,950       5,386,451
American General Corp.                        139,272       5,327,154
SunTrust Banks Inc.                            82,069       5,318,071
Corning Inc.*                                 254,754       5,270,860
UnitedHealth Group Inc.                        88,395       5,238,288
Veritas Software Corp.+                       112,659       5,209,352
Sara Lee Corp.                                229,563       4,953,970
Sysco Corp.                                   186,004       4,930,966
Sprint Corp. (PCS Group)+*                    258,251       4,906,769
Conoco Inc.                                   172,624       4,876,628
Costco Wholesale Corp.+                       123,858       4,861,426
International Paper Co.                       133,280       4,808,742
Illinois Tool Works Inc.                       83,622       4,753,074
Tellabs Inc.+                                 113,716       4,626,820
Dynegy Inc. "A"                                89,554       4,568,150
CIGNA Corp.                                    42,525       4,565,484
Alltel Corp.                                   86,636       4,544,925
National City Corp.                           168,465       4,506,439
Halliburton Co.*                              122,588       4,505,109
Carnival Corp. "A"                            161,906       4,479,939
Gannett Co. Inc.                               73,062       4,363,263
Computer Associates International Inc.        159,992       4,351,782
Anadarko Petroleum Corp.                       68,934       4,327,677
Lehman Brothers Holdings Inc.                  68,866       4,317,898
Calpine Corp.+                                 78,024       4,296,782
Dominion Resources Inc.                        66,296       4,274,103
Waste Management Inc.                         172,223       4,253,908
Lockheed Martin Corp.                         119,288       4,252,617
Caterpillar Inc.                               95,174       4,223,822
American Electric Power Inc.*                  89,163       4,190,661
State Street Corp.                             44,715       4,176,381
Omnicom Group Inc.                             49,063       4,066,341
AFLAC Inc.                                    147,005       4,048,518
Phillips Petroleum Co.*                        70,668       3,890,273
BB&T Corp.*                                   110,391       3,882,451
Providian Financial Corp.*                     79,038       3,876,814
Tenet Healthcare Corp.+                        88,091       3,876,004
Union Pacific Corp.                            68,716       3,865,275
Heinz (H.J.) Co.                               96,014       3,859,763
Agilent Technologies Inc.+                    125,433       3,854,556
Northern Trust Corp.                           61,449       3,840,563
Hartford Financial Services Group Inc.         65,033       3,836,947
Guidant Corp.+                                 85,164       3,831,528
Paychex Inc.                                  103,065       3,819,847
Transocean Sedco Forex Inc.*                   87,151       3,777,996
Southwest Airlines Co.                        208,439       3,699,792
Reliant Energy Inc.                            81,628       3,693,667
Albertson's Inc.                              113,721       3,618,602
Linear Technology Corp.                        87,667       3,599,826
Analog Devices Inc.+                           99,068       3,590,224
Quaker Oats Co.                                36,287       3,521,653
Chubb Corp.                                    48,420       3,507,545
Campbell Soup Co.                             116,685       3,485,381
Wachovia Corp.                                 57,524       3,465,821
General Dynamics Corp.                         55,146       3,459,860
Tribune Co.                                    83,717       3,410,631


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 25
iSHARES S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------
FedEx Corp.+                                   81,480  $    3,396,086
Solectron Corp.+                              177,341       3,371,252
General Mills Inc.                             78,286       3,367,081
Baker Hughes Inc.                              91,978       3,339,721
Eastman Kodak Co.                              83,128       3,315,976
Burlington Northern Santa Fe Corp.            109,093       3,314,245
Global Crossing Ltd.+                         245,321       3,309,380
USA Education Inc.                             45,473       3,303,613
Maxim Integrated Products Inc.+*               78,641       3,270,679
Loews Corp.                                    54,506       3,238,201
Siebel Systems Inc.+                          118,996       3,236,691
McGraw-Hill Companies Inc.                     54,104       3,227,304
Xilinx Inc.+                                   91,274       3,205,999
Harley-Davidson Inc.                           83,970       3,186,661
Alcan Aluminium Ltd.                           88,264       3,177,504
Sears, Roebuck and Co.                         89,329       3,150,634
Cendant Corp.+                                212,990       3,107,524
Weyerhaeuser Co.                               60,310       3,063,145
KeyCorp                                       117,872       3,041,098
Kellogg Co.                                   112,349       3,036,793
Nextel Communications Inc. "A"+               210,962       3,032,579
Nike Inc. "B"                                  74,777       3,032,207
Capital One Financial Corp.                    54,480       3,023,640
Wrigley (William Jr.) Co.                      62,522       3,016,687
FPL Group Inc.                                 48,976       3,002,229
Comerica Inc.                                  48,578       2,987,547
Masco Corp.                                   123,605       2,983,825
TXU Corporation                                71,439       2,951,859
May Department Stores Co.                      82,525       2,927,987
Interpublic Group of Companies Inc.            85,181       2,925,967
Forest Laboratories Inc. "A"+                  48,526       2,874,680
Golden West Financial Corp.                    43,844       2,845,476
Xcel Energy Inc.                               94,415       2,842,836
Stryker Corp.                                  54,239       2,833,988
Raytheon Co. "B"                               94,171       2,766,744
Marriott International Inc. "A"*               66,510       2,738,882
Allergan Inc.                                  36,442       2,702,174
ConAgra Foods Inc.                            147,796       2,695,799
Comverse Technology Inc.+                      45,562       2,683,146
Burlington Resources Inc.                      59,708       2,671,933
St. Paul Companies Inc.                        60,274       2,655,070
ALZA Corp.+                                    65,520       2,653,560
Ralston Purina Group                           85,001       2,647,781
Franklin Resources Inc.                        67,471       2,638,791
Avon Products Inc.                             65,869       2,634,101
Hershey Foods Corp.                            37,692       2,612,809
Biogen Inc.+                                   40,945       2,592,330
Public Service Enterprise Group Inc.           59,414       2,564,308
Occidental Petroleum Corp.                    102,323       2,532,494
AON Corp.                                      70,928       2,517,944
TJX Companies Inc.                             77,763       2,488,416
Becton Dickinson & Co.                         70,221       2,480,206
Yahoo! Inc.+                                  156,347       2,462,465
Progress Energy Inc.                           56,938       2,452,320
Air Products & Chemicals Inc.                  63,489       2,437,978
Pitney Bowes Inc.                              69,865       2,427,809
Concord EFS Inc.+                              58,700       2,373,681
Deere & Co.                                    64,980       2,361,373
Altera Corp.+                                 109,856       2,355,038
Entergy Corp.                                  61,745       2,346,310
Chiron Corp.+*                                 53,028       2,326,604
Unocal Corp.                                   67,277       2,325,766
Adobe Systems Inc.                             66,496       2,325,365
USX-Marathon Group Inc.                        86,006       2,317,862
Archer-Daniels-Midland Co.                    175,420       2,306,773
Advanced Micro Devices Inc.+*                  86,754       2,302,451
Federated Department Stores Inc.+              55,133       2,290,776
Boston Scientific Corp.+                      112,289       2,265,992
Lincoln National Corp.                         52,998       2,250,825
Textron Inc.                                   39,450       2,242,338
Starbucks Corp.+*                              51,891       2,202,124
Delphi Automotive Systems Corp.               155,029       2,196,761
MBIA Inc.                                      27,193       2,193,931
Univision Communications Inc.+*                57,132       2,180,157
Consolidated Edison Inc.                       58,722       2,178,586
PPG Industries Inc.                            46,707       2,152,726
MedImmune Inc.+                                59,892       2,148,626
Danaher Corp.                                  39,262       2,142,135
SouthTrust Corp.                               46,591       2,131,538
Synovus Financial Corp.                        78,767       2,126,709
Nabors Industries Inc.+                        40,720       2,110,925
McKesson HBOC Inc.                             78,673       2,104,503
Mattel Inc.                                   118,212       2,097,081
CIT Group Inc. (The)                           72,562       2,095,591
Apple Computer Inc.+                           94,440       2,084,291
Devon Energy Corp.                             35,540       2,068,428
Best Buy Co. Inc.+                             57,441       2,065,578


--------------------------------------------------------------------------------
PAGE 26                                                                  iShares
iSHARES S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------
Coca-Cola Enterprises Inc.*                   115,778  $    2,058,533
Clorox Co.                                     65,248       2,052,050
IMS Health Inc.                                81,323       2,024,943
MGIC Investment Corp.                          29,584       2,024,137
KLA-Tencor Corp.+*                             51,362       2,022,379
Dover Corp.                                    56,253       2,016,108
CSX Corp.                                      59,416       2,002,319
Constellation Energy Group Inc.                45,016       1,985,206
Progressive Corporation                        20,319       1,971,959
Apache Corp.                                   34,228       1,971,875
Praxair Inc.                                   43,934       1,961,653
Newell Rubbermaid Inc.                         73,821       1,956,257
UNUMProvident Corp.                            66,707       1,949,179
Biomet Inc.                                    49,413       1,946,409
Jefferson-Pilot Corp.                          28,534       1,937,173
Broadcom Corp. "A"+                            66,867       1,932,456
Bed Bath & Beyond Inc.+*                       78,398       1,925,651
Amerada Hess Corp.*                            24,464       1,911,128
Molex Inc.*                                    54,109       1,909,033
King Pharmaceuticals Inc.+                     46,676       1,902,047
RadioShack Corp.                               51,515       1,890,085
Rohm & Haas Co. "A"                            60,863       1,875,189
Staples Inc.+*                                125,751       1,870,546
Dollar General Corp.                           91,228       1,864,700
Scientific-Atlanta Inc.                        44,621       1,855,787
Ambac Financial Group Inc.                     29,223       1,853,615
PeopleSoft Inc.+                               79,070       1,853,203
Limited Inc.                                  117,854       1,852,665
New York Times Co. "A"                         45,094       1,847,501
Rockwell International Corp.                   50,645       1,840,946
Cintas Corp.*                                  46,628       1,838,076
Georgia-Pacific Corp.*                         62,262       1,830,503
Starwood Hotels & Resorts
  Worldwide Inc.                               53,488       1,819,127
ADC Telecommunications Inc.+                  213,827       1,817,529
Norfolk Southern Corp.                        106,253       1,778,675
Ingersoll-Rand Co.                             44,508       1,767,413
PP&L Resources Inc.                            40,153       1,765,126
NiSource Inc.                                  56,420       1,755,790
AmSouth Bancorp                               103,977       1,747,853
Regions Financial Corp.*                       61,343       1,744,442
FirstEnergy Corp.                              62,410       1,742,487
Northrop Grumman Corp.                         19,859       1,727,733
Noble Drilling Corp.+                          37,200       1,717,152
Tosco Corp.                                    40,043       1,712,239
Kerr-McGee Corp.*                              26,161       1,697,849
Cincinnati Financial Corp.                     44,583       1,691,368
Kinder Morgan Inc.                             31,736       1,688,355
Sabre Holdings Corp.+                          35,833       1,654,410
Wellpoint Health Networks Inc.+                17,357       1,654,296
Stilwell Financial Inc.                        61,520       1,649,966
Sanmina Corp.+                                 83,942       1,642,115
Charter One Financial Inc.                     57,522       1,627,873
Applera Corp. - Applied Biosystems Group       58,286       1,617,436
Lexmark International Group Inc. "A"+          35,183       1,601,530
Teradyne Inc.+                                 48,311       1,594,263
Avery Dennison Corp.                           30,616       1,592,644
Intuit Inc.+                                   57,120       1,585,080
Novellus Systems Inc.+                         38,944       1,579,666
DTE Energy Co.*                                39,525       1,573,095
Barrick Gold Corp.                            109,716       1,567,842
Countrywide Credit Industries Inc.             31,617       1,560,299
Ameren Corp.*                                  38,053       1,558,270
Tricon Global Restaurants Inc.+                40,497       1,546,580
Convergys Corp.+                               42,683       1,539,576
Computer Sciences Corp.+                       46,577       1,506,766
Gateway Inc.+                                  89,559       1,505,487
Watson Pharmaceuticals Inc.+                   28,361       1,491,789
Ecolab Inc.*                                   35,133       1,490,342
Johnson Controls Inc.                          23,827       1,488,234
Cinergy Corp.                                  44,076       1,478,750
Fortune Brands Inc.                            42,903       1,475,863
Network Appliance Inc.+                        87,591       1,472,624
AMR Corp.+                                     41,764       1,466,752
BMC Software Inc.+                             67,980       1,461,570
Old Kent Financial Corp.                       38,297       1,455,286
Union Planters Corp.                           37,762       1,453,459
Conseco Inc.*                                  90,126       1,451,029
KeySpan Corp.                                  37,314       1,422,783
Alamosa Holdings Inc.                          30,570       1,414,168
Symbol Technologies Inc.                       40,514       1,413,939
Aetna Inc.+                                    39,174       1,407,130
LSI Logic Corp.+                               88,461       1,391,492
Willamette Industries Inc.*                    30,230       1,390,580
Toys R Us Inc.+                                55,239       1,386,499
Healthsouth Corp.+                            107,013       1,379,398


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 27
iSHARES S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------
Applied Micro Circuits Corp.+                  82,750  $    1,365,375
Torchmark Corp.                                34,996       1,358,895
UST Inc.                                       45,079       1,354,624
Bear Stearns Companies Inc.                    29,568       1,352,440
Delta Air Lines Inc.                           34,087       1,346,436
EOG Resources Inc.                             32,284       1,331,069
Fiserv Inc.+                                   29,700       1,328,612
Palm Inc.+                                    156,796       1,318,066
Sempra Energy                                  56,584       1,317,276
Eaton Corp.                                    19,178       1,313,693
Vulcan Materials Co.                           27,928       1,307,868
National Semiconductor Corp.+                  48,840       1,306,470
PG&E Corp.                                    103,978       1,294,526
Parker Hannifin Corp.                          32,279       1,282,122
Dow Jones & Co. Inc.                           24,280       1,271,058
Block (H & R) Inc.*                            25,374       1,270,222
St. Jude Medical Inc.+                         23,426       1,261,490
Kmart Corp.+                                  134,027       1,259,854
Genuine Parts Co.                              47,921       1,241,633
Moody's Corp.                                  45,013       1,240,558
Vitesse Semiconductor Corp.+                   51,915       1,236,226
Equifax Inc.                                   39,176       1,224,250
Unisys Corp.+                                  86,666       1,213,324
Brown-Forman Corp. "B"                         18,921       1,172,156
TRW Inc.                                       34,458       1,171,572
Penney (J.C.) Company Inc.*                    72,599       1,160,858
Jabil Circuit Inc.+                            52,755       1,140,563
Edison International                           90,195       1,140,065
Sherwin-Williams Co.                           44,532       1,134,675
Harcourt General Inc.                          20,231       1,126,260
CenturyTel Inc.                                39,009       1,121,509
Thermo Electron Corp.+                         49,842       1,120,448
Xerox Corp.                                   184,947       1,107,833
VF Corp.                                       31,524       1,103,340
Tiffany & Co.                                  40,395       1,100,764
Robert Half International Inc.+                49,214       1,099,933
Winn-Dixie Stores Inc.                         38,608       1,095,309
GPU Inc.                                       33,650       1,093,288
Knight Ridder Inc.*                            20,268       1,088,594
Citrix Systems Inc.+                           51,325       1,084,241
Goodrich (B.F.) Co.                            28,241       1,083,607
Pinnacle West Capital Corp.                    23,441       1,075,239
CMS Energy Corp.*                              36,261       1,072,963
Hilton Hotels Corp.                           102,045       1,066,370
T Rowe Price Group Inc.                        33,652       1,053,728
Eastman Chemical Co.                           21,312       1,048,977
Leggett & Platt Inc.                           54,386       1,045,843
NCR Corp.+                                     26,755       1,044,248
Goodyear Tire & Rubber Co.*                    43,648       1,041,005
Sigma-Aldrich Corp.*                           21,355       1,022,371
Avaya Inc.+                                    77,106       1,002,378
SAFECO Corp.*                                  35,306         995,188
Huntington Bancshares Inc.                     69,443         989,563
Compuware Corp.+                              101,175         986,456
PACCAR Inc.                                    21,204         950,204
Harrah's Entertainment Inc.+                   32,261         949,441
ITT Industries Inc.                            24,372         944,415
Mercury Interactive Corp.+                     22,347         935,781
Citizen Communications Co.+*                   73,470         929,395
Fluor Corp.                                    20,718         921,951
Whirlpool Corp.*                               18,391         919,366
Engelhard Corp.                                35,476         917,409
Donnelley (R.R.) & Sons Co.                    33,735         884,532
AutoZone Inc.+                                 31,527         883,387
Grainger (W.W.) Inc.                           25,950         878,407
Phelps Dodge Corp.                             21,830         877,129
Nucor Corp.*                                   21,589         865,071
Cooper Industries Inc.                         25,848         864,616
Newmont Mining Corp.                           53,340         859,841
Allied Waste Industries Inc.+                  54,464         853,996
Black & Decker Corp.                           22,436         824,523
Darden Restaurants Inc.                        33,130         786,837
Placer Dome Inc.                               90,665         784,252
Stanley Works (The)                            23,789         783,848
Sealed Air Corp.+*                             23,177         772,489
Sunoco Inc.                                    23,623         766,094
Niagara Mohawk Holdings Inc.+                  44,427         750,816
Pall Corp.                                     34,149         748,546
Inco Ltd.+                                     50,392         747,313
Ashland Inc.                                   19,327         742,157
PerkinElmer Inc.                               13,856         726,747
Office Depot Inc.+                             82,535         722,181
Rowan Companies Inc.+                          26,172         719,730
Tektronix Inc.+                                26,204         715,107
Wendy's International Inc.                     31,582         704,910
Dana Corp.                                     40,933         703,229
Mead Corp.                                     27,861         699,032


--------------------------------------------------------------------------------
PAGE 28                                                                 iShares
iSHARES S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES           VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------
American Power Conversion Corp.+               53,963  $      695,617
Maytag Corp.                                   21,331         687,925
Centex Corp.                                   16,361         681,436
Parametric Technology Corp.+                   74,784         677,730
Liz Claiborne Inc.*                            14,377         676,438
Bausch & Lomb Inc.*                            14,813         676,362
Westvaco Corp.                                 27,792         673,400
Coors (Adolf) Company "B"                      10,278         672,592
Cabletron Systems Inc.+                        51,057         658,635
U.S. Airways Group Inc.+                       18,455         654,230
Bard (C.R.) Inc.                               14,058         638,233
FMC Corp.+                                      8,476         624,173
Hasbro Inc.                                    47,713         615,498
Alberto-Culver Co.*                            15,406         611,002
Temple-Inland Inc.                             13,709         606,623
Circuit City Stores Inc.                       56,958         603,755
Conexant Systems Inc.+                         67,369         602,110
Quintiles Transnational Corp.+                 31,887         601,867
International Flavors & Fragrances Inc.        27,114         598,135
Millipore Corp.                                12,829         593,470
Nordstrom Inc.*                                35,701         581,212
Manor Care Inc.+                               28,291         577,136
QLogic Corp.+                                  25,312         569,520
Dillards Inc. "A"                              25,104         550,782
Visteon Corp.                                  36,236         544,989
Freeport-McMoRan Copper & Gold Inc.+           41,097         536,316
Pactiv Corp.+                                  43,761         529,946
Boise Cascade Corp.                            15,857         497,910
Humana Inc.+                                   46,886         491,365
SUPERVALU Inc.                                 36,664         488,731
Autodesk Inc.                                  15,964         487,900
Bemis Co.                                      14,717         486,986
Meredith Corp.                                 13,890         484,900
Deluxe Corp.                                   20,145         476,832
Brunswick Corp.                                24,155         474,163
NICOR Inc.                                     12,538         467,291
Snap-On Inc.                                   15,984         465,454
Pulte Corp.                                    11,271         455,461
Novell Inc.+                                   90,458         452,290
Crane Co.                                      16,757         436,520
Cummins Engine Company Inc.                    11,438         429,383
Great Lakes Chemical Corp.*                    13,849         425,718
Reebok International Ltd.+                     15,807         392,962

                                            SHARES OR
SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------
Allegheny Technologies Inc.                    22,293  $      388,121
KB HOME                                        11,836         386,327
Hercules Inc.*                                 29,730         386,193
Homestake Mining Company                       72,834         383,107
Peoples Energy Corp.                            9,824         381,859
Tupperware Corp.                               15,960         380,806
Navistar International Corp.+                  16,437         374,764
USX-U.S. Steel Group Inc.                      24,638         361,932
Ball Corp.                                      7,832         359,254
ONEOK Inc.                                      8,062         329,655
Andrew Corp.+                                  22,440         322,575
Power-One Inc.+                                21,800         315,882
Consolidated Stores Corp.+                     30,869         310,233
Longs Drug Stores Corp.                        10,391         307,158
Ryder System Inc.                              16,447         295,882
Thomas & Betts Corp.                           15,984         277,482
Louisiana-Pacific Corp.                        28,847         277,220
National Service Industries Inc.               11,374         266,720
Timken Co.                                     16,494         258,131
Potlatch Corp.                                  7,865         251,287
Sapient Corp.+*                                33,620         241,644
Adaptec Inc.+                                  27,289         236,647
Briggs & Stratton Corp.                         6,013         230,719
Cooper Tire & Rubber Co.                       20,107         228,214
Worthington Industries Inc.                    23,767         221,033
McDermott International Inc.                   16,816         212,722
American Greetings Corp. "A"                   17,624         186,814
BroadVision Inc.+*                              4,099          21,904
---------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,400,611,853)                                  2,873,716,908
---------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 2.49%
---------------------------------------------------------------------
Dreyfus Money Market Fund++               $27,572,546      27,572,546
Federal National Mortgage Association
  Discount Note
  4.77%, 04/05/01++                         3,509,806       3,509,806
Goldman Sachs Financial Square Prime
  Obligation Fund++                        15,614,834      15,614,834
Providian Temp Cash Money Market Fund++    24,946,590      24,946,590
---------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $71,643,776)                                        71,643,776
---------------------------------------------------------------------


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 29
iSHARES S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    PRINCIPAL           VALUE
---------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.03%
---------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $879,372 and an effective yield of
  4.90%.                                  $   879,013  $      879,013
---------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $879,013)                                              879,013
---------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 102.41%
(Cost $3,473,134,642)                                   2,946,239,697
---------------------------------------------------------------------
Other Assets, Less Liabilities -- (2.41%)                 (69,400,901)
---------------------------------------------------------------------
NET ASSETS -- 100.00%                                  $2,876,838,796
=====================================================================

  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
PAGE 30                                                                 iShares
iSHARES S&P 500/BARRA GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001



SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS - 99.90%
------------------------------------------------------------------
General Electric Co.                         293,461  $ 12,284,277
Microsoft Corp.+*                            158,016     8,641,500
Pfizer Inc.                                  186,843     7,651,221
Wal-Mart Stores Inc.                         132,291     6,680,696
American International Group Inc.             68,941     5,549,750
Intel Corp.                                  199,309     5,244,318
Merck & Co. Inc.                              68,296     5,183,666
AOL Time Warner Inc.+                        128,162     5,145,704
International Business Machines Corp.         51,950     4,996,551
Johnson & Johnson                             41,172     3,601,315
Bristol-Myers Squibb Co.                      57,902     3,439,379
Cisco Systems Inc.+                          215,516     3,407,847
Coca-Cola Co.                                 73,658     3,326,395
Home Depot Inc.                               68,586     2,956,057
Lilly (Eli) and Company                       33,388     2,559,524
Oracle Corp.+                                165,450     2,478,441
Procter & Gamble Co.                          38,489     2,409,411
American Home Products Corp.                  38,810     2,280,087
Abbott Laboratories                           45,811     2,161,821
Dell Computer Corp.+                          76,624     1,968,279
Pharmacia Corporation                         38,201     1,924,184
EMC Corp.+                                    64,804     1,905,238
PepsiCo Inc.                                  42,748     1,878,775
Amgen Inc.+                                   30,848     1,856,664
Medtronic Inc.                                35,592     1,627,978
American Express Co.                          39,382     1,626,477
Schering-Plough Corp.                         43,297     1,581,639
Sun Microsystems Inc.+                        96,549     1,483,958
QUALCOMM Inc.+                                22,308     1,263,191
Walgreen Co.                                  30,088     1,227,590
Anheuser-Busch Companies Inc.                 26,725     1,227,479
Bank of New York Co. Inc.                     21,931     1,079,882
Kimberly-Clark Corp.                          15,811     1,072,460
Automatic Data Processing Inc.                18,824     1,023,649
Gillette Co.                                  31,197       972,410
Colgate-Palmolive Co.                         16,954       936,878
Baxter International Inc.                      8,705       819,489
Cardinal Health Inc.                           8,307       803,702
Marsh & McLennan Companies Inc.                8,142       773,734
Schwab (Charles) Corp.                        40,985       631,989
Kroger Co.+                                   24,253       625,485
Exelon Corp.                                   9,430       618,608
Kohls Corp.+                                   9,826       606,166
Gap Inc. (The)                                25,168       596,985
Corning Inc.                                  27,235       563,492
Veritas Software Corp.+*                      12,108       559,874
Sysco Corp.                                   20,011       530,492
Sara Lee Corp.                                24,493       528,559
Sprint Corp. (PCS Group)+*                    27,611       524,609
Tellabs Inc.+                                 12,168       495,086
State Street Corp.                             4,795       447,853
Omnicom Group Inc.                             5,246       434,788
Providian Financial Corp.                      8,458       414,865
Heinz (H.J.) Co.                              10,296       413,899
Northern Trust Corp.                           6,572       410,750
Guidant Corp.+                                 9,108       409,769
Paychex Inc.                                  11,051       409,578
Analog Devices Inc.+                          10,667       386,572
Linear Technology Corp.                        9,384       385,330
Quaker Oats Co.                                3,902       378,689
Campbell Soup Co.                             12,445       371,732
General Mills Inc.                             8,392       360,940
USA Education Inc.                             4,868       353,660
Maxim Integrated Products Inc.+*               8,393       349,065
Siebel Systems Inc.+                          12,715       345,848
Xilinx Inc.+                                   9,768       343,101
Harley-Davidson Inc.*                          8,983       340,905
Kellogg Co.                                   12,006       324,522
Nextel Communications Inc. "A"+               22,549       324,142
Capital One Financial Corp.                    5,837       323,953
Wrigley (William Jr.) Co.                      6,676       322,117
Interpublic Group of Companies Inc.            9,108       312,860
Forest Laboratories Inc. "A"+                  5,214       308,877
Stryker Corp.                                  5,794       302,737
Allergan Inc.                                  3,891       288,518
Comverse Technology Inc.+                      4,891       288,031
Ralston Purina Group                           9,151       285,054
ALZA Corp.+                                    7,004       283,662
Avon Products Inc.                             7,047       281,810
Hershey Foods Corp.                            4,032       279,498
Biogen Inc.+                                   4,383       277,499
TJX Companies Inc.                             8,277       264,864
Yahoo! Inc.+                                  16,550       260,663
Concord EFS Inc.+                              6,400       258,800
Altera Corp.+                                 11,778       252,491
Adobe Systems Inc.                             7,124       249,126
Starbucks Corp.+*                              5,616       238,329
Univision Communications Inc.+*                6,105       232,967


--------------------------------------------------------------------------------
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

iSHARES S&P 500/BARRA GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
MedImmune Inc.+                                6,264  $    224,721
IMS Health Inc.                                8,681       216,157
Broadcom Corp. "A"+                            7,236       209,120
Biomet Inc.                                    5,306       209,007
Bed Bath & Beyond Inc.+                        8,486       208,437
King Pharmaceuticals Inc.+                     5,001       203,791
RadioShack Corp.                               5,497       201,685
PeopleSoft Inc.+                               8,448       198,000
Cintas Corp.*                                  5,000       197,100
Sabre Holdings Corp.+                          3,904       180,248
Sanmina Corp.+                                 9,065       177,334
Stilwell Financial Inc.                        6,572       176,261
Applera Corp. - Applied Biosystems Group       6,257       173,632
Lexmark International Group Inc. "A"+          3,748       170,609
Avery Dennison Corp.                           3,269       170,053
Tricon Global Restaurants Inc.+                4,323       165,095
Fiserv Inc.+                                   3,680       164,623
Convergys Corp.+                               4,553       164,227
Ecolab Inc.                                    3,746       158,905
Network Appliance Inc.+                        9,417       158,323
Symbol Technologies Inc.                       4,356       152,024
Applied Micro Circuits Corp.+                  8,812       145,398
UST Inc.                                       4,809       144,510
Palm Inc.+                                    16,834       141,511
Dow Jones & Co. Inc.                           2,584       135,272
Vitesse Semiconductor Corp.+                   5,638       134,255
Moody's Corp.                                  4,800       132,288
Equifax Inc.                                   4,212       131,625
Robert Half International Inc.+                5,292       118,276
Citrix Systems Inc.+                           5,516       116,526
Mercury Interactive Corp.+                     2,406       100,751
PerkinElmer Inc.                               1,489        78,098
U.S. Airways Group Inc.+                       1,997        70,794
Millipore Corp.                                1,384        64,024
QLogic Corp.+                                  2,731        61,448
Tupperware Corp.                               1,703        40,634
Power-One Inc.+                                2,340        33,907
------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $175,268,317)                                   141,379,494
------------------------------------------------------------------


SECURITY                                   PRINCIPAL         VALUE
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 7.82%
------------------------------------------------------------------
Dreyfus Money Market Fund++               $4,258,994  $  4,258,994
Federal National Mortgage Association
  Discount Note
  4.77%, 04/05/01++                          910,709       910,709
Goldman Sachs Financial Square Prime
  Obligation Fund++                        2,043,379     2,043,379
Providian Temp Cash Money Market Fund++    3,853,376     3,853,376
------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $11,066,458)                                     11,066,458
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.01%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $17,187 and an effective yield of
  4.90%.                                      17,180        17,180
------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $17,180)                                             17,180
------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 107.73%
(Cost $186,351,955)                                    152,463,132
------------------------------------------------------------------
Other Assets, Less Liabilities -- (7.73%)              (10,943,027)
------------------------------------------------------------------
NET ASSETS -- 100.00%                                 $141,520,105
==================================================================

  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
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iSHARES S&P 500/BARRA VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001



SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS - 99.90%
-------------------------------------------------------------------
Exxon Mobil Corp.                             226,940  $ 18,382,140
Citigroup Inc.                                328,003    14,753,575
SBC Communications Inc.                       221,103     9,867,827
Verizon Communications Inc.                   176,327     8,692,921
Royal Dutch Petroleum Co. - NY Shares         139,442     7,730,664
Philip Morris Companies Inc.                  145,174     6,888,506
Bank of America Corp.                         106,363     5,823,374
JP Morgan Chase & Co.                         124,216     5,577,298
Wells Fargo & Company                         111,595     5,520,605
Fannie Mae                                     65,778     5,235,929
AT&T Corp.                                    245,359     5,226,147
Viacom Inc. "B"+                              113,896     5,008,007
BellSouth Corp.                               122,137     4,997,846
Tyco International Ltd.                       114,504     4,950,008
Hewlett-Packard Co.                           126,367     3,951,496
Morgan Stanley Dean Witter & Co.               72,949     3,902,772
Walt Disney Co. (The)                         135,857     3,885,510
Qwest Communications International Inc.+      108,135     3,790,132
Chevron Corp.*                                 41,902     3,678,996
WorldCom Inc.+*                               188,214     3,517,249
Texas Instruments Inc.                        113,175     3,506,162
Ford Motor Company                            121,145     3,406,597
Boeing Co.                                     54,695     3,047,058
Freddie Mac                                    45,385     2,942,310
U.S. Bancorp                                  126,452     2,933,686
Nortel Networks Corp.                         208,115     2,924,016
Merrill Lynch & Co. Inc.*                      52,772     2,923,569
Enron Corp.                                    48,752     2,832,491
Du Pont (E.I.) de Nemours                      68,128     2,772,810
Bank One Corp.                                 75,520     2,732,314
Minnesota Mining & Manufacturing Co.           25,827     2,683,425
FleetBoston Financial Corp.                    70,739     2,670,397
Comcast Corp. "A"+                             61,102     2,562,465
Texaco Inc.                                    35,938     2,386,283
Applied Materials Inc.+                        52,861     2,299,453
McDonald's Corp.                               85,662     2,274,326
United Technologies Corp.                      30,682     2,248,991
Lucent Technologies Inc.                      222,205     2,215,384
Schlumberger Ltd.                              37,396     2,154,384
Duke Energy Corp.                              49,835     2,129,948
Honeywell International Inc.                   52,094     2,125,435
El Paso Corp.*                                 32,467     2,120,095
First Union Corp.                              63,993     2,111,769
Target Corp.                                   58,510     2,111,041
Clear Channel Communications Inc.+             38,296     2,085,217
Washington Mutual Inc.                         38,006     2,080,829
Motorola Inc.                                 142,702     2,034,931
Alcoa Inc.                                     56,501     2,031,211
Compaq Computer Corp.*                        110,467     2,010,499
Allstate Corp.                                 47,773     2,003,600
Unilever NV - NY Shares                        37,338     1,965,472
General Motors Corp. "A"                       35,887     1,860,741
Dow Chemical Co.                               58,547     1,848,329
MBNA Corp.                                     55,644     1,841,816
Household International Inc.                   30,757     1,822,045
Safeway Inc.+                                  32,731     1,805,115
Emerson Electric Co.                           27,953     1,733,086
AES Corp.+*                                    34,666     1,731,913
Electronic Data Systems Corp.                  30,544     1,706,188
Fifth Third Bancorp                            30,318     1,620,118
Micron Technology Inc.+                        38,839     1,612,984
JDS Uniphase Corp.+                            85,661     1,579,375
Southern Co.                                   44,152     1,549,294
First Data Corp.                               25,806     1,540,876
MetLife Inc.*                                  49,941     1,500,727
CVS Corp.                                      25,594     1,496,993
Lowe's Companies Inc.                          25,010     1,461,835
HCA - The Healthcare Company                   36,086     1,453,183
Williams Companies Inc.                        31,437     1,347,075
Mellon Financial Corp.                         31,880     1,291,778
PNC Financial Services Group                   18,876     1,278,849
Sprint Corp. (FON Group)                       57,771     1,270,384
American General Corp.                         32,847     1,256,398
SunTrust Banks Inc.                            19,345     1,253,556
UnitedHealth Group Inc.                        20,824     1,234,030
Conoco Inc.                                    40,712     1,150,114
Costco Wholesale Corp.+                        29,215     1,146,689
International Paper Co.                        31,444     1,134,500
Illinois Tool Works Inc.                       19,737     1,121,851
Dynegy Inc. "A"                                21,121     1,077,382
CIGNA Corp.                                    10,025     1,076,284
Alltel Corp.                                   20,421     1,071,286
National City Corp.                            39,740     1,063,045
Halliburton Co.*                               28,899     1,062,038
Carnival Corp. "A"                             38,210     1,057,271
Gannett Co. Inc.                               17,217     1,028,199
Computer Associates International Inc.         37,676     1,024,787
Lehman Brothers Holdings Inc.                  16,340     1,024,518


--------------------------------------------------------------------------------
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

iSHARES S&P 500/BARRA VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
Anadarko Petroleum Corp.                       16,261  $  1,020,866
Calpine Corp.+*                                18,415     1,014,114
Waste Management Inc.                          40,910     1,010,477
Dominion Resources Inc.                        15,622     1,007,150
Lockheed Martin Corp.                          28,135     1,003,013
Caterpillar Inc.                               22,456       996,597
American Electric Power Inc.*                  21,028       988,316
AFLAC Inc.                                     34,647       954,178
Agilent Technologies Inc.+                     29,878       918,151
Phillips Petroleum Co.*                        16,678       918,124
BB&T Corp.*                                    26,099       917,902
Tenet Healthcare Corp.+                        20,853       917,532
Union Pacific Corp.                            16,182       910,238
Hartford Financial Services Group Inc.         15,331       904,529
Transocean Sedco Forex Inc.*                   20,578       892,056
Southwest Airlines Co.                         49,270       874,543
Reliant Energy Inc.                            19,249       871,017
Albertson's Inc.                               26,809       853,062
Chubb Corp.                                    11,414       826,830
Wachovia Corp.                                 13,597       819,219
General Dynamics Corp.                         13,014       816,498
Solectron Corp.+                               42,320       804,503
Tribune Co.                                    19,745       804,411
FedEx Corp.+                                   19,220       801,090
Baker Hughes Inc.                              21,702       788,000
Global Crossing Ltd.+                          58,159       784,565
Eastman Kodak Co.                              19,610       782,243
Burlington Northern Santa Fe Corp.             25,663       779,642
Sears, Roebuck and Co.                         21,827       769,838
Loews Corp.                                    12,870       764,607
McGraw-Hill Companies Inc.                     12,763       761,313
Alcan Aluminium Ltd.                           20,795       748,620
Cendant Corp.+                                 50,955       743,433
Weyerhaeuser Co.                               14,201       721,269
KeyCorp                                        27,821       717,782
Nike Inc. "B"                                  17,637       715,180
Comerica Inc.                                  11,540       709,710
FPL Group Inc.                                 11,556       708,383
Masco Corp.                                    29,161       703,947
TXU Corporation                                16,858       696,573
May Department Stores Co.                      19,446       689,944
Golden West Financial Corp.                    10,337       670,871
Xcel Energy Inc.                               22,250       669,948
Raytheon Co. "B"                               22,204       652,354
Marriott International Inc. "A"*               15,680       645,702
ConAgra Foods Inc.                             34,854       635,737
Burlington Resources Inc.                      14,066       629,453
St. Paul Companies Inc.                        14,217       626,259
Franklin Resources Inc.                        15,916       622,475
Public Service Enterprise Group Inc.           14,000       604,240
Occidental Petroleum Corp.                     24,160       597,960
AON Corp.                                      16,728       593,844
Becton Dickinson & Co.                         16,633       587,478
Progress Energy Inc.                           13,440       578,861
Air Products & Chemicals Inc.                  14,976       575,078
Pitney Bowes Inc.                              16,463       572,089
Deere & Co.                                    15,322       556,801
Entergy Corp.                                  14,562       553,356
Chiron Corp.+*                                 12,529       549,710
Unocal Corp.*                                  15,872       548,695
USX-Marathon Group Inc.                        20,283       546,627
Advanced Micro Devices Inc.+*                  20,559       545,636
Archer-Daniels-Midland Co.                     41,363       543,923
Federated Department Stores Inc.+              13,009       540,524
Boston Scientific Corp.+                       26,524       535,254
Lincoln National Corp.                         12,501       530,917
Textron Inc.                                    9,283       527,646
Delphi Automotive Systems Corp.                36,575       518,268
MBIA Inc.                                       6,415       517,562
Consolidated Edison Inc.                       13,844       513,612
PPG Industries Inc.                            11,001       507,036
Danaher Corp.                                   9,265       505,498
Apple Computer Inc.+                           22,813       503,483
Synovus Financial Corp.                        18,643       503,361
SouthTrust Corp.                               10,975       502,106
Devon Energy Corp.                              8,573       498,949
Nabors Industries Inc.+*                        9,598       497,560
McKesson HBOC Inc.                             18,541       495,972
Mattel Inc.                                    27,927       495,425
CIT Group Inc. (The)                           17,140       495,003
Best Buy Co. Inc.+                             13,554       487,402
Coca-Cola Enterprises Inc.*                    27,301       485,412
Clorox Co.                                     15,385       483,858
MGIC Investment Corp.                           6,970       476,887
Dover Corp.                                    13,286       476,170
KLA-Tencor Corp.+*                             12,075       475,453
CSX Corp.                                      13,951       470,149
Progressive Corporation                         4,797       465,549


--------------------------------------------------------------------------------
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iSHARES S&P 500/BARRA VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
Apache Corp.                                    8,076  $    465,258
UNUMProvident Corp.                            15,850       463,137
Praxair Inc.                                   10,366       462,842
Newell Rubbermaid Inc.                         17,412       461,418
Constellation Energy Group Inc.                10,440       460,404
Jefferson-Pilot Corp.                           6,735       457,239
Amerada Hess Corp.*                             5,791       452,393
Molex Inc.*                                    12,789       451,212
Rohm & Haas Co. "A"                            14,367       442,647
Staples Inc.+                                  29,666       441,282
Dollar General Corp.                           21,539       440,257
Scientific-Atlanta Inc.                        10,525       437,735
Regions Financial Corp.*                       15,392       437,710
Limited Inc.                                   27,826       437,425
ADC Telecommunications Inc.+                   51,298       436,032
Ambac Financial Group Inc.                      6,871       435,828
New York Times Co. "A"                         10,611       434,733
Rockwell International Corp.                   11,932       433,728
Georgia-Pacific Corp.*                         14,676       431,474
Starwood Hotels & Resorts Worldwide Inc.       12,612       428,934
Norfolk Southern Corp.                         25,080       419,839
PP&L Resources Inc.                             9,475       416,521
Ingersoll-Rand Co.                             10,481       416,201
NiSource Inc.                                  13,333       414,923
AmSouth Bancorp                                24,566       412,954
FirstEnergy Corp.                              14,745       411,680
Northrop Grumman Corp.                          4,692       408,204
Noble Drilling Corp.+                           8,778       405,192
Tosco Corp.                                     9,450       404,082
Kerr-McGee Corp.*                               6,167       400,238
Cincinnati Financial Corp.                     10,495       398,154
Kinder Morgan Inc.                              7,480       397,936
Wellpoint Health Networks Inc.+                 4,079       388,769
Charter One Financial Inc.                     13,602       384,937
Intuit Inc.+                                   13,758       381,785
Teradyne Inc.+                                 11,411       376,563
Novellus Systems Inc.+                          9,279       376,379
DTE Energy Co.*                                 9,320       370,936
Countrywide Credit Industries Inc.              7,511       370,668
Barrick Gold Corp.                             25,853       369,439
Ameren Corp.*                                   8,971       367,362
Gateway Inc.+                                  21,219       356,691
Computer Sciences Corp.+                       10,997       355,753
Union Planters Corp.                            9,178       353,261
Watson Pharmaceuticals Inc.+                    6,713       353,104
Johnson Controls Inc.                           5,609       350,338
Fortune Brands Inc.                            10,119       348,094
Cinergy Corp.                                  10,370       347,913
AMR Corp.+                                      9,845       345,756
Conseco Inc.*                                  21,336       343,510
Old Kent Financial Corp.                        9,035       343,330
BMC Software Inc.+                             15,961       343,161
KeySpan Corp.                                   8,796       335,391
Alamosa Holdings Inc.                           7,234       334,645
Aetna Inc.+                                     9,287       333,589
LSI Logic Corp.+                               20,901       328,773
Willamette Industries Inc.*                     7,142       328,532
Healthsouth Corp.+                             25,289       325,975
Toys R Us Inc.+                                12,962       325,346
Torchmark Corp.                                 8,235       319,765
Bear Stearns Companies Inc.                     6,969       318,762
Delta Air Lines Inc.                            8,045       317,778
PG&E Corp.                                     25,314       315,159
EOG Resources Inc.*                             7,632       314,667
Sempra Energy                                  13,367       311,184
Vulcan Materials Co.                            6,603       309,218
Eaton Corp.                                     4,492       307,702
National Semiconductor Corp.+                  11,434       305,860
Parker Hannifin Corp.                           7,600       301,872
St. Jude Medical Inc.+                          5,560       299,406
Block (H & R) Inc.*                             5,969       298,808
Kmart Corp.+                                   31,591       296,955
Genuine Parts Co.                              11,326       293,457
Unisys Corp.+                                  20,882       292,348
Brown-Forman Corp. "B"                          4,480       277,536
TRW Inc.                                        8,110       275,740
Penney (J.C.) Company Inc.*                    17,144       274,133
Jabil Circuit Inc.+                            12,641       273,298
Edison International                           21,276       268,929
Sherwin-Williams Co.                           10,480       267,030
Harcourt General Inc.                           4,775       265,824
Thermo Electron Corp.+                         11,777       264,747
CenturyTel Inc.                                 9,182       263,982
Xerox Corp.                                    43,693       261,721
VF Corp.                                        7,424       259,840
Tiffany & Co.                                   9,525       259,556
Winn-Dixie Stores Inc.                          9,115       258,593
GPU Inc.                                        7,941       258,003


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 35
iSHARES S&P 500/BARRA VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                       SHARES         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
Knight Ridder Inc.*                             4,782  $    256,841
Goodrich (B.F.) Co.                             6,652       255,237
Pinnacle West Capital Corp.                     5,529       253,615
CMS Energy Corp.                                8,535       252,551
Hilton Hotels Corp.                            24,098       251,824
T Rowe Price Group Inc.                         7,920       247,995
Leggett & Platt Inc.                           12,818       246,490
Eastman Chemical Co.                            5,007       246,445
Avaya Inc.+                                    18,907       245,791
Goodyear Tire & Rubber Co.*                    10,294       245,512
NCR Corp.+                                      6,280       245,108
Sigma-Aldrich Corp.                             5,035       241,051
Compuware Corp.+                               24,217       236,116
SAFECO Corp.                                    8,345       235,225
Huntington Bancshares Inc.                     16,413       233,885
Harrah's Entertainment Inc.+                    7,627       224,463
PACCAR Inc.                                     4,989       223,570
ITT Industries Inc.                             5,749       222,774
Citizen Communications Co.+*                   17,350       219,477
Whirlpool Corp.                                 4,355       217,706
Fluor Corp.                                     4,854       216,003
Engelhard Corp.                                 8,345       215,802
Donnelley (R.R.) & Sons Co.                     7,980       209,236
AutoZone Inc.+                                  7,432       208,245
Grainger (W.W.) Inc.                            6,143       207,941
Phelps Dodge Corp.                              5,137       206,405
Allied Waste Industries Inc.+                  13,067       204,891
Nucor Corp.                                     5,090       203,956
Cooper Industries Inc.                          6,090       203,711
Newmont Mining Corp.                           12,546       202,242
Black & Decker Corp.                            5,294       194,554
Placer Dome Inc.                               21,420       185,283
Stanley Works (The)                             5,623       185,278
Darden Restaurants Inc.                         7,786       184,918
Sealed Air Corp.+*                              5,480       182,648
Sunoco Inc.                                     5,571       180,668
Niagara Mohawk Holdings Inc.+                  10,517       177,737
Pall Corp.                                      8,081       177,136
Inco Ltd.+                                     11,874       176,091
Ashland Inc.                                    4,578       175,795
Office Depot Inc.+                             19,496       170,590
Rowan Companies Inc.+                           6,178       169,895
Tektronix Inc.+                                 6,187       168,843
Dana Corp.                                      9,694       166,543
Wendy's International Inc.                      7,411       165,414
American Power Conversion Corp.+               12,736       164,175
Mead Corp.                                      6,516       163,486
Maytag Corp.                                    5,017       161,798
Centex Corp.                                    3,850       160,352
Cabletron Systems Inc.+                        12,420       160,218
Westvaco Corp.                                  6,599       159,894
Liz Claiborne Inc.*                             3,389       159,452
Bausch & Lomb Inc.*                             3,487       159,216
Parametric Technology Corp.+                   17,483       158,440
Coors (Adolf) Company "B"                       2,388       156,271
Bard (C.R.) Inc.                                3,328       151,091
FMC Corp.+                                      1,997       147,059
Quintiles Transnational Corp.+                  7,740       146,093
Conexant Systems Inc.+                         16,284       145,538
Hasbro Inc.                                    11,235       144,932
Alberto-Culver Co.*                             3,643       144,481
Temple-Inland Inc.                              3,222       142,574
Circuit City Stores Inc.                       13,439       142,453
International Flavors & Fragrances Inc.         6,401       141,206
Manor Care Inc.+                                6,809       138,904
Nordstrom Inc.                                  8,529       138,852
Visteon Corp.                                   8,518       128,111
Dillards Inc. "A"                               5,828       127,866
Freeport-McMoRan Copper & Gold Inc.+            9,675       126,259
Pactiv Corp.+                                  10,399       125,932
Boise Cascade Corp.                             3,746       117,624
Humana Inc.+                                   11,031       115,605
SUPERVALU Inc.                                  8,612       114,798
Bemis Co.                                       3,468       114,756
Meredith Corp.                                  3,269       114,121
Autodesk Inc.                                   3,716       113,570
Deluxe Corp.                                    4,756       112,575
Brunswick Corp.                                 5,716       112,205
NICOR Inc.                                      3,004       111,959
Snap-On Inc.                                    3,807       110,860
Pulte Corp.                                     2,651       107,127
Novell Inc.+                                   20,994       104,970
Crane Co.                                       3,943       102,715
Cummins Engine Company Inc.                     2,711       101,771
Great Lakes Chemical Corp.                      3,262       100,274
KB HOME                                         2,880        94,003
Reebok International Ltd.+                      3,742        93,026
Hercules Inc.*                                  7,042        91,476


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iSHARES S&P 500/BARRA VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


                                            SHARES OR
SECURITY                                    PRINCIPAL         VALUE
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
Allegheny Technologies Inc.                     5,253  $     91,455
Homestake Mining Company                       17,332        91,166
Peoples Energy Corp.                            2,307        89,673
Navistar International Corp.+                   3,870        88,236
Ball Corp.                                      1,861        85,364
USX-U.S. Steel Group Inc.                       5,779        84,894
ONEOK Inc.                                      1,912        78,182
Andrew Corp.+                                   5,349        76,892
Consolidated Stores Corp.+                      7,300        73,365
Longs Drug Stores Corp.                         2,439        72,097
Ryder System Inc.                               3,900        70,161
Thomas & Betts Corp.                            3,783        65,673
Louisiana-Pacific Corp.                         6,804        65,386
National Service Industries Inc.                2,664        62,471
Timken Co.                                      3,969        62,115
Sapient Corp.+                                  8,439        60,655
Potlatch Corp.                                  1,867        59,651
Adaptec Inc.+                                   6,452        55,951
Cooper Tire & Rubber Co.                        4,734        53,731
Briggs & Stratton Corp.                         1,398        53,641
Worthington Industries Inc.                     5,603        52,108
McDermott International Inc.                    3,916        49,537
American Greetings Corp. "A"                    4,003        42,432
BroadVision Inc.+*                              3,807        20,344
-------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $394,074,894)                                    367,351,694
-------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 7.45%
-------------------------------------------------------------------
Dreyfus Money Market Fund++               $10,542,487    10,542,487
Federal National Mortgage Association
  Discount Note
  4.77%, 04/05/01++                         2,254,325     2,254,325
Goldman Sachs Financial Square Prime
  Obligation Fund++                         5,058,067     5,058,067
Providian Temp Cash Money Market Fund++     9,538,440     9,538,440
-------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $27,393,319)                                      27,393,319
-------------------------------------------------------------------


SECURITY                                    PRINCIPAL         VALUE
-------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.03%
-------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $93,096 and an effective yield of
  4.90%.                                  $    93,058  $     93,058
-------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $93,058)                                              93,058
-------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 107.38%
(Cost $421,561,271)                                     394,838,071
-------------------------------------------------------------------
Other Assets, Less Liabilities -- (7.38%)               (27,134,242)
-------------------------------------------------------------------
NET ASSETS -- 100.00%                                  $367,703,829
===================================================================

  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
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

iSHARES S&P MIDCAP 400 INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS - 100.41%
------------------------------------------------------------------
Genzyme Corp. - General Division+*            19,271  $  1,740,747
Electronic Arts Inc.+*                        26,997     1,464,587
M&T Bank Corp.*                               19,627     1,371,927
SunGard Data Systems Inc.+                    26,984     1,328,422
Millennium Pharmaceuticals Inc.+              43,159     1,314,623
DST Systems Inc.+*                            25,364     1,222,291
Waters Corp.+                                 26,247     1,219,173
BJ Services Co.+                              16,681     1,187,687
IDEC Pharmaceuticals Corp.+*                  29,111     1,164,440
R.J. Reynolds Tobacco Holdings Inc.           20,718     1,162,280
Telephone & Data Systems Inc.                 11,940     1,116,390
Washington Post Company (The) "B"              1,914     1,106,292
Marshall & Ilsley Corp.                       20,884     1,102,884
Weatherford International Inc.+               22,320     1,101,492
National Commerce Bancorp                     41,708     1,034,880
IVAX Corporation+                             32,378     1,019,907
ENSCO International Inc.                      28,121       984,235
Atmel Corp.+                                  94,642       928,675
Cadence Design Systems Inc.+                  49,912       922,873
Zions Bancorp                                 17,658       919,805
Jones Apparel Group Inc.+*                    24,235       916,083
Global Marine Inc.+                           35,747       915,123
NVIDIA Corp.+*                                13,791       895,338
Family Dollar Stores Inc.                     34,770       893,589
North Fork Bancorp                            33,228       862,267
Broadwing Inc.+                               43,878       840,264
Quest Diagnostics Inc.+                        9,377       833,334
American Standard Companies Inc.+             14,071       831,174
TECO Energy Inc.                              27,090       811,616
First Tennessee National Corp.                26,159       808,313
Health Management Associates Inc. "A"+        49,460       769,103
Apollo Group Inc. "A"+                        23,205       761,414
International Game Technology Inc.+           14,891       749,762
Litton Industries Inc.+                        9,297       746,828
Rational Software Corp.+                      41,272       732,578
DPL Inc.                                      25,949       729,167
Utilicorp United Inc.                         22,400       724,864
Dime Bancorp Inc.                             22,029       721,450
Smith International Inc.+                     10,245       719,199
BJ's Wholesale Club Inc.+*                    14,702       703,491
SEI Investment Co.                            22,038       687,310
Express Scripts Inc. "A"+                      7,866       681,825
Old Republic International Corp.              23,908       678,987
Microchip Technology Inc.+                    26,458       669,718
Greenpoint Financial Corp.                    20,504       668,430
Affiliated Computer Services Inc. "A"+        10,143       658,281
Mylan Laboratories Inc.                       25,366       655,711
Abercrombie & Fitch Co. "A"+                  20,051       655,668
American Water Works Inc.                     19,992       644,742
Integrated Device Technology Inc.+*           21,706       642,715
Symantec Corp.+                               15,356       642,073
Ultramar Diamond Shamrock Corp.               17,659       638,903
Radian Group Inc.                              9,394       636,444
Bisys Group Inc.+*                            11,637       621,852
Gilead Sciences Inc.+*                        19,092       620,490
Everest Re Group Ltd.                          9,311       619,368
Park Place Entertainment Corp.+               60,379       618,885
Neuberger Berman Inc.                          9,913       616,688
TCF Financial Corp.                           16,315       616,544
Hillenbrand Industries Inc.                   12,686       612,607
Murphy Oil Corp.                               9,152       609,340
Tyson Foods Inc. "A"*                         45,122       607,793
Edwards (A.G.) Inc.                           16,314       603,618
Cooper Cameron Corp.+                         10,950       591,300
Lam Research Corp.+*                          24,877       590,829
Banknorth Group Inc.                          29,401       584,345
McCormick & Co. Inc.                          13,904       583,829
PMI Group Inc. (The)                           8,982       583,650
Synopsys Inc.+                                12,336       579,021
SCANA Corp.                                   21,262       577,263
Readers Digest Association Inc. (The) "A"     20,901       574,359
National-Oilwell Inc.+                        16,370       566,893
Ocean Energy Inc.                             34,019       563,014
Brinker International Inc.+                   20,130       561,828
SPX Corp.+*                                    6,176       560,534
Lincare Holdings Inc.+                        10,585       560,343
Allmerica Financial Corp.                     10,786       559,686
Vishay Intertechnology Inc.+                  28,005       557,300
CDW Computer Centers Inc.+                    17,707       548,917
Hormel Foods Corp.                            28,133       548,031
Astoria Financial Corp.                       10,137       541,696
SCI Systems Inc.+                             29,639       539,430
L-3 Communications Holdings Inc.+              6,810       537,650
Equitable Resources Inc.                       7,760       535,440
Oxford Health Plans Inc.+                     19,974       534,305
Legg Mason Inc.                               12,657       532,860
Wisconsin Energy Corp.                        24,571       530,242
Potomac Electric Power Co.*                   22,603       528,458


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iSHARES S&P MIDCAP 400 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
AmeriCredit Corp.+                            16,252  $    527,052
Expeditors International Washington Inc.      10,429       526,013
Mercantile Bankshares Corp.                   14,194       525,178
Compass Bancshares Inc.                       24,562       525,013
Amerisource Health Corp. "A"+*                10,680       523,854
Tidewater Inc.                                11,354       513,201
International Rectifier Corp.+*               12,649       512,285
Health Net Inc.+                              24,849       512,138
Westwood One Inc.+                            22,227       511,666
Alliant Energy Corp.                          16,045       510,552
Lennar Corp.                                  12,808       510,527
Northeast Utilities                           29,152       506,662
Sepracor Inc.+*                               15,761       504,352
PepsiAmericas Inc.                            32,316       504,130
Unitrin Inc.                                  13,740       499,793
Ceridian Corp.+                               34,700       487,535
Micrel Inc.+                                  17,291       483,067
Waddell & Reed Financial Inc. "A"*            17,006       482,120
Bowater Inc.                                  10,163       481,726
MDU Resources Group Inc.                      13,354       477,005
Noble Affiliates Inc.                         11,361       474,095
Cypress Semiconductor Corp.+                  26,695       473,302
MCN Energy Group Inc.                         18,310       472,398
Beckman Coulter Inc.                          12,076       472,051
Helmerich & Payne Inc.                        10,175       471,102
CH Robinson Worldwide Inc.                    17,157       469,673
Georgia-Pacific (Timber Group)                16,338       468,901
Energizer Holdings Inc.+                      18,625       465,625
FirstMerit Corp.                              17,810       463,060
Tootsie Roll Industries Inc.                  10,004       461,705
CheckFree Corp.+                              15,484       455,810
Bergen Brunswig Corp. "A"                     27,446       455,604
E*trade Group Inc.+*                          64,640       451,187
Associated Bancorp                            13,560       450,870
Arrow Electronics Inc.+                       19,945       450,757
Hibernia Corp. "A"                            32,192       449,722
Chris-Craft Industries Inc.+                   7,104       449,328
Questar Corp.                                 16,354       448,100
Viad Corp.                                    18,721       446,121
Manpower Inc.                                 15,375       442,800
Gallagher (Arthur J.) & Co.                   15,976       442,535
Valero Energy Corp.                           12,390       439,845
Macrovision Corp.+                            10,077       438,979
CSG Systems International Inc.+               10,656       438,894
Vertex Pharmaceuticals Inc.+                  11,980       438,768
Sonoco Products Co.                           20,195       434,193
Apogent Technologies Inc.+                    21,383       432,792
National Fuel Gas Co.                          8,021       429,765
DeVry Inc.+                                   14,142       424,967
Cabot Corp.                                   13,466       424,179
Jack Henry & Associates Inc.                  17,907       424,172
First Health Group Corp.+                      9,662       423,920
Sovereign Bancorp Inc.                        49,967       423,158
Hispanic Broadcasting Corp.+                  22,101       422,129
Dollar Tree Stores Inc.+                      21,910       422,110
Fastenal Co.*                                  7,700       419,650
ChoicePoint Inc.+                             12,358       417,700
Energy East Corp.                             23,847       413,745
NSTAR                                         10,764       412,261
GATX Corporation                               9,699       411,820
ICN Pharmaceuticals Inc.                      16,168       411,152
Barr Laboratories Inc.+                        7,173       410,080
American Eagle Outfitters Inc.+               14,141       406,554
First Virginia Banks Inc.                      9,368       406,290
Martin Marietta Materials Inc.                 9,496       405,479
Semtech Corp.+*                               13,657       402,028
Protective Life Corp.                         13,104       401,900
Omnicare Inc.                                 18,710       401,330
International Speedway Corp. "A"*             10,782       399,608
Diebold Inc.                                  14,523       398,802
Puget Energy, Inc.                            17,384       397,746
Outback Steakhouse Inc.+*                     15,585       396,794
Lattice Semiconductor Corp.+                  21,811       396,688
Varco International Inc.+                     19,178       396,026
ALLETE                                        15,310       395,304
3Com Corp.+                                   69,063       394,954
Galileo International Inc.                    18,006       394,331
Conectiv Inc.                                 17,987       393,016
Trigon Healthcare Inc.+                        7,620       392,430
Protein Design Labs Inc.+*                     8,797       391,467
Wilmington Trust Corp.                         6,573       388,333
RF Micro Devices Inc.+                        33,130       387,207
True North Communications Inc.                10,186       384,522
Avnet Inc.*                                   18,739       384,149
Dun & Bradstreet Corp.+                       16,267       383,251
Dentsply International Inc.                   10,463       381,899
Minimed Inc.+                                 13,098       380,661
Hanover Compressor Co.+*                      11,992       380,146


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

iSHARES S&P MIDCAP 400 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Belo (A.H.) Corp.                             23,066  $    379,897
Lear Corp.+                                   12,935       378,996
Grant Prideco Inc. +                          22,027       378,864
Acxiom Corp.+                                 18,116       378,172
Saks Inc.+                                    28,747       373,711
City National Corp.                            9,713       373,076
Catalina Marketing Corp.+                     11,274       367,194
Labranche & Co. Inc.+                         11,416       367,139
IndyMac Bancorp Inc.+                         12,746       366,320
OGE Energy Corp.                              15,812       363,518
Leucadia National Corp.                       11,218       360,883
Entercom Communications Corp.+                 9,181       360,813
Herman Miller Inc.                            15,543       359,432
Reynolds & Reynolds Co. "A"                   18,624       358,512
Investors Financial Services Corp.             6,103       357,788
Quantum DLT & Storage Group+                  30,703       356,155
IBP Inc.                                      21,446       351,714
Wind River Systems Inc.+*                     15,083       350,680
Newport News Shipbuilding Inc.                 7,170       350,613
Gentex Corp.+                                 15,052       348,077
Precision Castparts Corp.                     10,399       343,687
Lyondell Chemical Co.                         23,876       343,098
Western Resources Inc.                        14,206       338,813
MONY Group Inc.                               10,151       337,013
Clayton Homes Inc.                            27,943       336,713
National Instruments Corp.+                   10,294       335,842
Callaway Golf Co.                             15,062       334,527
DQE Inc.                                      11,360       331,144
Harris Corp.                                  13,357       330,586
Investment Technology Group Inc.+              6,400       327,680
Dallas Semiconductor Corp.                    12,488       324,813
American Financial Group Inc.                 13,458       324,338
Tech Data Corp.+                              10,918       322,081
Lubrizol Corp.                                10,582       320,635
Teleflex Inc.                                  7,756       317,608
Valassis Communications Inc.+                 10,876       315,404
Neiman-Marcus Group Inc. "A"+                  9,652       314,655
Pioneer Natural Resources Co.+                19,985       313,765
Barnes & Noble Inc.+                          13,094       312,947
Jacobs Engineering Group Inc.+                 5,364       311,112
Mandalay Resort Group Inc.+                   15,493       309,395
Six Flags Inc.+*                              15,988       309,368
Kansas City Power & Light Co.*                12,564       309,074
Ross Stores Inc.                              16,448       308,400
Harte-Hanks Inc.                              13,628       308,265
Pacific Century Financial Corp.               16,192       307,648
Marine Drilling Co. Inc.+                     11,519       306,981
Sensormatic Electronics Corp.+                15,966       303,354
Williams-Sonoma Inc.+                         11,525       302,531
Montana Power Co.                             21,451       302,459
KEMET Corp.+                                  17,793       301,413
Mohawk Industries Inc.+                       10,650       299,052
Informix Corp.+                               56,772       298,053
Webster Financial Corp.                        9,933       291,161
Vectren Corporation                           13,571       290,419
IDACorp Inc.                                   7,595       290,205
IMC Global Inc.                               23,298       286,565
CNF Transportation Inc.                        9,861       284,884
Roslyn Bancorp Inc.                           12,500       281,250
HON Industries Inc.                           12,223       280,762
Hubbell Inc. "B"                              12,031       280,322
Westamerica Bancorp                            7,409       279,690
Provident Financial Group Inc.                 9,903       278,522
SanDisk Corp.+                                13,652       278,160
Payless Shoesource Inc.+                       4,449       276,950
Sybase Inc.+                                  17,812       276,086
Lee Enterprises Inc.                           8,878       270,335
Mentor Graphics Corp.+                        13,103       270,249
Houghton Mifflin Co.                           5,864       269,803
Borders Group Inc.+                           15,970       268,775
Suiza Foods Corp.+                             5,514       265,168
Cytec Industries Inc.+                         8,164       261,411
WGL Holdings Inc.                              9,431       260,767
Quanta Services Inc.+*                        11,594       258,778
Apria Healthcare Group Inc.+                  10,673       258,073
Crompton Corp.                                22,869       256,133
Solutia Inc.                                  20,988       256,054
Scholastic Corp.+                              7,071       254,998
Pentair Inc.                                   9,883       251,819
COR Therapeutics Inc.+*                       11,052       248,670
Valspar Corp.                                  8,648       248,111
Hawaiian Electric Industries Inc.              6,670       246,456
Comdisco Inc.                                 30,727       245,816
Dean Foods Co.                                 7,231       244,842
NOVA Corporation+                             13,268       244,662
AGL Resources Inc.                            11,011       241,251
Emmis Communications Corp.+*                   9,530       241,228
Dial Corp.                                    19,263       240,787


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iSHARES S&P MIDCAP 400 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Donaldson Co. Inc.                             8,997  $    240,130
Cirrus Logic Inc.+                            16,046       239,687
Furniture Brands International Inc.+          10,072       238,706
Swift Transportation Co. Inc.+*               12,833       237,411
TriQuint Semiconductor Inc.+                  15,933       236,008
Sierra Pacific Resources Corp.                15,934       235,823
Advanced Fibre Communications Inc.+           16,383       234,482
Edwards Lifesciences Corp.+                   11,918       233,593
United Rentals Inc.+                          14,278       233,160
Silicon Valley Bancshares+*                    9,920       233,120
EGL Inc.+                                      9,492       231,368
Network Associates Inc.+                      27,956       230,637
Storage Technology Corp.+                     21,140       230,215
Public Service Company of New Mexico*          7,933       230,136
Carter-Wallace Inc.                            9,182       228,724
Pittston Brink's Group                        10,502       227,893
Rayonier Inc.                                  5,503       227,274
Sensient Technologies Corp.                    9,909       225,727
Credence Systems Corp.+                       10,925       223,962
Pennzoil-Quaker State Co.                     15,966       223,524
Lancaster Colony Corp.                         7,653       222,415
Quorum Health Group Inc.+                     14,551       220,993
Transwitch Corp.+                             16,777       220,198
Blyth Inc.                                     9,543       219,966
AK Steel Holding Corp.                        21,861       219,703
Sotheby's Holdings Inc. "A"+                  11,958       219,668
Atlas Air Inc.+                                7,766       218,613
Universal Corporation                          5,510       217,259
Greater Bay Bancorp*                           8,565       215,731
Plexus Corp.+*                                 8,361       214,251
York International Corp.                       7,729       213,939
Legato Systems Inc.+                          17,723       213,784
Media General Inc. "A"                         4,629       213,397
Cabot Microelectronics Corp.+                  4,848       213,312
Black Hills Corp.                              4,664       213,191
Borg-Warner Automotive Inc.                    5,311       212,812
Newport Corp.*                                 7,260       212,428
Overseas Shipholding Group Inc.                7,727       212,415
VISX Inc.+                                    12,353       212,101
RPM Inc.                                      20,760       211,752
Albemarle Corp.                                9,315       209,122
Cleco Corp.                                    4,559       207,207
CBRL Group Inc.                               11,390       207,156
Polycom Inc.+                                 16,600       205,425
Carlisle Companies Inc.                        6,157       200,841
Incyte Genomics Inc.+                         13,028       199,980
Harsco Corp.                                   8,116       198,923
Steris Corp.+                                 13,956       196,780
ADTRAN Inc.+                                   8,011       196,770
Titan Corp. (The)+                            10,925       196,322
Price Communications Corp.+                   11,280       194,129
Avocent Corporation+*                          8,867       193,411
Macromedia Inc.+                              11,970       192,268
Granite Construction Inc.                      5,538       188,181
GTECH Holdings Corp.+                          6,905       188,161
Tecumseh Products Co. "A"                      3,820       184,793
ArvinMeritor Inc.                             13,313       182,787
Retek Inc.+*                                   9,705       182,575
Dole Food Co.                                 11,342       182,379
Olin Corp.                                     8,943       182,348
Keane Inc.+                                   14,005       182,065
MIPS Technologies Inc. "B"+                    7,880       181,240
Superior Industries International Inc.         5,239       181,112
AMETEK Inc.                                    6,520       179,952
Federal Signal Corp.                           9,202       179,715
Plantronics Inc.+                              9,991       177,540
Claire's Stores Inc.                           9,932       175,796
Alexander & Baldwin Inc.                       8,216       175,617
Powerwave Technologies Inc.+                  12,839       174,931
CommScope Inc.+                               10,400       173,472
PacifiCare Health Systems Inc. "A"+*           6,944       172,732
Nordson Corp.                                  6,604       171,704
Kelly Services Inc. "A"                        7,265       171,309
Flowserve Corp.+                               7,594       170,409
Church & Dwight Co. Inc.                       7,836       170,276
Kennametal Inc.                                6,187       170,143
Covanta Energy Corporation+                   10,083       169,394
Kaydon Corp.                                   6,076       163,930
Lands' End Inc.+*                              5,921       162,531
Imation Corp.+                                 7,151       160,397
Interstate Bakeries Corp.                     10,232       156,345
Sylvan Learning Systems Inc.+                  7,561       155,946
Sawtek Inc.+                                   8,658       154,221
Modine Manufacturing Co.                       5,971       153,753
Covance Inc.+                                 11,731       150,743
Wisconsin Central Transportation Corp.+*       9,418       150,099
Dreyer's Grand Ice Cream Inc.                  5,723       148,440
Perrigo Co.+                                  14,888       147,019


--------------------------------------------------------------------------------
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

iSHARES S&P MIDCAP 400 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Trinity Industries Inc.                        7,482  $    145,899
Horace Mann Educators Corp.                    8,235       145,760
Minerals Technologies Inc.                     4,122       144,064
Ferro Corp.                                    6,957       141,436
Alaska Air Group Inc.+                         5,360       137,752
Longview Fibre Co.                            10,429       135,577
Wausau-Mosinee Paper Corp.                    10,404       135,252
USG Corp.*                                     8,800       134,464
Wallace Computer Services Inc.                 8,216       133,510
NCO Group Inc.+                                5,213       133,257
Mastec Inc.+                                   9,659       130,493
Smucker (J.M) Company (The)                    4,921       128,930
Ruddick Corp.                                  9,401       128,794
Infocus Corp.+                                 7,812       127,922
Korn/Ferry International+                      7,593       127,335
Bob Evans Farms Inc.                           7,068       125,457
Carpenter Technology Corp.                     4,468       125,327
Stewart & Stevenson Services Inc.              5,683       123,605
Fuller (H. B.) Co.                             2,882       121,404
Banta Corp.                                    4,978       120,716
Rollins Inc.                                   6,105       117,827
AGCO Corp.                                    12,099       116,150
Albany International Corp. "A"+                6,238       114,779
Ohio Casualty Corp.                           12,193       114,690
Bandag Inc.                                    4,192       112,262
Hunt (J.B.) Transport Services Inc.+           7,126       111,344
Papa John's International Inc.+*               4,651       110,752
Gartner Group Inc. "B"+                       17,554       110,590
Dycom Industries Inc.+                         8,541       110,179
Glatfelter (P.H.) Co.                          8,609       109,679
Airgas Inc.+                                  13,793       108,689
UCAR International Inc.+*                      9,157       106,221
Structural Dynamics Research Corp.+            7,201       102,277
Airborne Inc.                                  9,756        99,219
Westpoint Stevens Inc.*                       10,032        90,288
Modis Professional Services Inc.+             19,600        90,160
DSP Group Inc.+                                5,498        85,219
Sequa Corp. "A"+                               2,117        82,563
Unifi Inc.+                                   10,907        77,331
Schulman (A.) Inc.                             5,933        70,825
Lance Inc.                                     5,879        66,139
ANTEC Corp.+                                   7,743        56,379
Transaction Systems Architects Inc. "A"+       7,375        52,777

                                           SHARES OR
SECURITY                                   PRINCIPAL         VALUE
------------------------------------------------------------------
NCH Corp.                                      1,085  $     51,668
Ryerson Tull Inc.                              5,037        50,622
Lone Star Steakhouse & Saloon Inc.             5,072        47,075
Sykes Enterprises Inc.+                        8,222        44,964
MAXXAM Inc.+                                   1,373        17,849
------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $184,957,563)                                   156,640,129
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 10.51%
------------------------------------------------------------------
Dreyfus Money Market Fund++               $6,309,726     6,309,726
Federal National Mortgage Association
  Discount Note
  4.77%, 04/05/01++                        1,542,224     1,542,224
Goldman Sachs Financial Square Prime
  Obligation Fund++                        2,834,275     2,834,275
Providian Temp Cash Money Market Fund++    5,708,800     5,708,800
------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $16,395,025)                                     16,395,025
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.04%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $62,201 and an effective yield of
  4.90%.                                      62,176        62,176
------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $62,176)                                             62,176
------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 110.96%
(Cost $201,414,764)                                    173,097,330
------------------------------------------------------------------
Other Assets, Less Liabilities -- (10.96%)             (17,092,462)
------------------------------------------------------------------
NET ASSETS -- 100.00%                                 $156,004,868
==================================================================

  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS
MARCH 31, 2001



SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS - 100.34%
------------------------------------------------------------------
Genzyme Corp. - General Division*             45,431  $  4,103,782
Electronic Arts Inc.+                         63,688     3,455,074
SunGard Data Systems Inc.+                    63,650     3,133,490
Millennium Pharmaceuticals Inc.+             101,774     3,100,036
DST Systems Inc.+                             59,788     2,881,184
Waters Corp.+                                 61,907     2,875,580
BJ Services Co.+                              39,321     2,799,655
IDEC Pharmaceuticals Corp.+*                  68,646     2,745,840
Washington Post Company (The) "B"              4,525     2,615,450
National Commerce Bancorp                     98,354     2,440,409
IVAX Corporation+                             76,337     2,404,615
Cadence Design Systems Inc.+                 117,699     2,176,255
Global Marine Inc.+                           84,310     2,158,336
NVIDIA Corp.+*                                32,507     2,110,415
Family Dollar Stores Inc.                     82,016     2,107,811
Quest Diagnostics Inc.+                       22,127     1,966,426
American Standard Companies Inc.+             33,199     1,961,065
Health Management Associates Inc. "A"+       116,642     1,813,783
Apollo Group Inc. "A"+                        54,733     1,795,927
International Game Technology Inc.+           35,122     1,768,393
Rational Software Corp.+                      97,322     1,727,465
DPL Inc.                                      61,184     1,719,270
Smith International Inc.+                     24,140     1,694,628
BJ's Wholesale Club Inc.+                     34,667     1,658,816
SEI Investment Co.                            51,997     1,621,656
Express Scripts Inc. "A"+                     18,576     1,610,168
Microchip Technology Inc.+                    62,407     1,579,677
Affiliated Computer Services Inc. "A"+        23,925     1,552,732
Abercrombie & Fitch Co. "A"+                  47,296     1,546,579
Integrated Device Technology Inc.+*           51,163     1,514,936
Symantec Corp.+                               36,221     1,514,491
Bisys Group Inc.+*                            27,426     1,465,577
Gilead Sciences Inc.+                         45,054     1,464,255
TCF Financial Corp.                           38,491     1,454,575
Neuberger Berman Inc.                         23,354     1,452,852
Hillenbrand Industries Inc.                   29,903     1,444,016
Cooper Cameron Corp.+                         25,836     1,395,144
McCormick & Co. Inc.                          32,805     1,377,482
Synopsys Inc.+                                29,088     1,365,318
Readers Digest Association Inc. (The) "A"     49,303     1,354,846
National-Oilwell Inc.+                        38,600     1,336,718
Brinker International Inc.+                   47,458     1,324,553
SPX Corp.+*                                   14,577     1,323,009
Lincare Holdings Inc.+                        24,947     1,320,632
CDW Computer Centers Inc.+                    41,779     1,295,149
L-3 Communications Holdings Inc.+*            16,057     1,267,700
Oxford Health Plans Inc.+                     47,071     1,259,149
Legg Mason Inc.                               29,844     1,256,432
Expeditors International Washington Inc.      24,618     1,241,670
Amerisource Health Corp. "A"+*                25,178     1,234,981
Sepracor Inc.+*                               37,169     1,189,408
Micrel Inc.+                                  40,797     1,139,766
Waddell & Reed Financial Inc. "A"*            40,088     1,136,495
Beckman Coulter Inc.                          28,462     1,112,580
CH Robinson Worldwide Inc.                    40,445     1,107,182
Georgia-Pacific (Timber Group)                38,532     1,105,868
Tootsie Roll Industries Inc.                  23,581     1,088,283
Manpower Inc.                                 36,271     1,044,605
Gallagher (Arthur J.) & Co.                   37,685     1,043,874
CSG Systems International Inc.+               25,144     1,035,619
Vertex Pharmaceuticals Inc.+                  28,261     1,035,059
Macrovision Corp.+                            23,758     1,034,958
Apogent Technologies Inc.+                    50,454     1,021,189
DeVry Inc.+                                   33,374     1,002,889
First Health Group Corp.+                     22,800     1,000,350
Jack Henry & Associates Inc.                  42,225     1,000,205
Dollar Tree Stores Inc.+*                     51,674       995,532
Fastenal Co.+*                                18,162       989,829
ChoicePoint Inc.+                             29,162       985,676
ICN Pharmaceuticals Inc.                      38,129       969,620
Barr Laboratories Inc.+                       16,918       967,202
American Eagle Outfitters Inc.+               33,357       959,014
Semtech Corp.+*                               32,191       947,623
Galileo International Inc.                    42,492       930,575
Protein Design Labs Inc.+*                    20,733       922,618
Wilmington Trust Corp.                        15,497       915,563
RF Micro Devices Inc.+*                       78,099       912,782
True North Communications Inc.                24,038       907,435
Dun & Bradstreet Corp.+                       38,384       904,327
Dentsply International Inc.                   24,661       900,126
Minimed Inc.+                                 30,890       897,741
Hanover Compressor Co.+*                      28,304       897,237
Grant Prideco Inc. +                          51,979       894,039
Acxiom Corp.+                                 42,721       891,801
Catalina Marketing Corp.+                     26,596       866,232
Labranche & Co. Inc.+                         26,886       864,654
Herman Miller Inc.                            36,632       847,115
Investors Financial Services Corp.            14,398       844,083
Quantum DLT & Storage Group+                  72,390       839,724
Wind River Systems Inc.+*                     35,577       827,165
Newport News Shipbuilding Inc.                16,905       826,654
Gentex Corp.+                                 35,525       821,516


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 43
iSHARES S&P MIDCAP 400/BARRA GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
National Instruments Corp.+                   24,275  $    791,972
Investment Technology Group Inc.+             15,090       772,608
Dallas Semiconductor Corp.                    29,447       765,916
Valassis Communications Inc.+                 25,642       743,618
Ross Stores Inc.                              38,795       727,406
Marine Drilling Co. Inc.+                     27,147       723,468
Informix Corp.+                              133,946       703,216
Westamerica Bancorp                           17,472       659,568
SanDisk Corp.+                                32,227       656,625
Payless Shoesource Inc.+                      10,497       653,438
Sybase Inc.+                                  41,982       650,721
Mentor Graphics Corp.+                        30,919       637,704
Lee Enterprises Inc.                          20,931       637,349
Apria Healthcare Group Inc.+                  25,163       608,441
Solutia Inc.                                  49,523       604,181
Scholastic Corp.+                             16,693       601,991
COR Therapeutics Inc.+*                       26,062       586,395
NOVA Corporation+                             31,278       576,766
Dial Corp.                                    45,454       568,175
Donaldson Co. Inc.                            21,200       565,828
Cirrus Logic Inc.+                            37,839       565,220
TriQuint Semiconductor Inc.+                  37,580       556,654
Silicon Valley Bancshares+                    23,410       550,135
EGL Inc.+                                     22,383       545,586
Carter-Wallace Inc.                           21,669       539,775
Blyth Inc.                                    22,531       519,340
Transwitch Corp.+                             39,546       519,041
Sotheby's Holdings Inc. "A"+                  28,225       518,493
Greater Bay Bancorp                           20,204       508,888
Plexus Corp.+                                 19,734       505,684
Cabot Microelectronics Corp.+                 11,411       502,084
Black Hills Corp.                             10,983       502,033
Newport Corp.*+                               17,125       501,077
VISX Inc.+                                    29,110       499,819
Polycom Inc.+                                 39,140       484,358
ADTRAN Inc.+                                  18,891       464,010
Titan Corp. (The)+                            25,795       463,536
Price Communications Corp.+                   26,602       457,820
Macromedia Inc.+                              28,171       452,497
Retek Inc.+                                   22,913       431,051
MIPS Technologies Inc. "B"+                   18,577       427,271
Plantronics Inc.+                             23,548       418,448
Powerwave Technologies Inc.+                  30,265       412,361
Nordson Corp.                                 15,557       404,482
Church & Dwight Co. Inc.                      18,472       401,397

                                           SHARES OR
SECURITY                                   PRINCIPAL         VALUE
------------------------------------------------------------------
Sawtek Inc.+                                  20,408  $    363,518
Dreyer's Grand Ice Cream Inc.                 13,517       350,597
Infocus Corp.+                                18,421       301,644
Korn/Ferry International+                     17,936       300,787
Rollins Inc.                                  14,384       277,611
Papa John's International Inc.+*              10,988       261,652
Gartner Group Inc. "B"+                       41,380       260,694
Dycom Industries Inc.+                        20,148       259,909
UCAR International Inc.+                      21,624       250,838
Westpoint Stevens Inc.*                       23,682       213,138
Flowers Industries Inc.                            5            83
------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $187,834,952)                                   162,639,132
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 9.87%
------------------------------------------------------------------
Dreyfus Money Market Fund++               $6,155,022     6,155,022
Federal National Mortgage Association
  Discount Note
  4.77%, 04/05/01++                        1,316,143     1,316,143
Goldman Sachs Financial Square Prime
  Obligation Fund++                        2,953,052     2,953,052
Providian Temp Cash Money Market Fund++    5,568,830     5,568,830
------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $15,993,047)                                     15,993,047
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.01%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $22,882 and an effective yield of
  4.90%.                                      22,872        22,872
------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $22,872)                                             22,872
------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 110.22%
(Cost $203,850,871)                                    178,655,051
------------------------------------------------------------------
Other Assets, Less Liabilities -- (10.22%)             (16,562,590)
------------------------------------------------------------------
NET ASSETS -- 100.00%                                 $162,092,461
==================================================================

  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PAGE 44                                                                 iShares
iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001



SECURITY                                      SHARES        VALUE
-----------------------------------------------------------------

COMMON STOCKS - 99.98%
-----------------------------------------------------------------
M&T Bank Corp.*                               17,498  $ 1,223,110
R.J. Reynolds Tobacco Holdings Inc.           18,472    1,036,279
Telephone & Data Systems Inc.                 10,638      994,653
Marshall & Ilsley Corp.                       18,626      983,639
Weatherford International Inc.+               19,893      981,720
ENSCO International Inc.                      25,078      877,730
Atmel Corp.+                                  84,398      828,155
Zions Bancorp                                 15,750      820,417
Jones Apparel Group Inc.+*                    21,605      816,669
North Fork Bancorp                            29,640      769,158
Broadwing Inc.+                               39,128      749,301
TECO Energy Inc.                              24,160      723,834
First Tennessee National Corp.                23,320      720,588
Litton Industries Inc.+                        8,281      665,213
Utilicorp United Inc.                         19,974      646,359
Dime Bancorp Inc.                             19,636      643,079
Old Republic International Corp.              21,325      605,630
Greenpoint Financial Corp.                    18,283      596,026
Mylan Laboratories Inc.                       22,615      584,598
American Water Works Inc.                     17,811      574,405
Ultramar Diamond Shamrock Corp.               15,742      569,546
Radian Group Inc.                              8,371      567,135
Everest Re Group Ltd.                          8,297      551,916
Park Place Entertainment Corp.+               53,842      551,880
Murphy Oil Corp.                               8,152      542,760
Tyson Foods Inc. "A"*                         40,243      542,073
Edwards (A.G.) Inc.                           14,539      537,943
Lam Research Corp.+*                          22,193      527,084
Banknorth Group Inc.                          26,213      520,983
PMI Group Inc. (The)                           8,008      520,360
SCANA Corp.                                   18,957      514,683
Ocean Energy Inc.                             30,322      501,829
Allmerica Financial Corp.                      9,621      499,234
Vishay Intertechnology Inc.+                  24,964      496,784
Hormel Foods Corp.                            25,083      488,617
Astoria Financial Corp.                        9,033      482,701
SCI Systems Inc.+                             26,410      480,662
Wisconsin Energy Corp.                        21,901      472,624
Potomac Electric Power Co.*                   20,164      471,434
AmeriCredit Corp.+                            14,485      469,749
Mercantile Bankshares Corp.                   12,658      468,346
Compass Bancshares Inc.                       21,889      467,877
Tidewater Inc.                                10,116      457,243
Health Net Inc.+                              22,166      456,841
International Rectifier Corp.+*               11,277      456,718
Westwood One Inc.+                            19,813      456,095
Lennar Corp.                                  11,420      455,201
Alliant Energy Corp.                          14,303      455,121
Northeast Utilities                           26,004      451,950
PepsiAmericas Inc.                            28,811      449,452
Unitrin Inc.                                  12,248      445,521
Bowater Inc.                                   9,069      429,871
MDU Resources Group Inc.                      11,900      425,068
Noble Affiliates Inc.                         10,133      422,850
Cypress Semiconductor Corp.+                  23,798      421,939
MCN Energy Group Inc.                         16,331      421,340
Helmerich & Payne Inc.                         9,070      419,941
Energizer Holdings Inc.+                      16,605      415,125
FirstMerit Corp.                              15,880      412,880
Equitable Resources Inc.                       5,890      406,587
Bergen Brunswig Corp. "A"                     24,467      406,152
CheckFree Corp.+                              13,796      406,120
E*trade Group Inc.+*                          57,608      402,104
Associated Bancorp                            12,086      401,859
Arrow Electronics Inc.+                       17,775      401,715
Hibernia Corp. "A"                            28,704      400,995
Chris-Craft Industries Inc.+                   6,334      400,625
Questar Corp.                                 14,575      399,355
Viad Corp.                                    16,697      397,890
Valero Energy Corp.                           11,050      392,275
Sonoco Products Co.                           18,017      387,365
National Fuel Gas Co.                          7,151      383,151
Cabot Corp.                                   12,009      378,283
Sovereign Bancorp Inc.                        44,546      377,249
Hispanic Broadcasting Corp.+                  19,710      376,461
Ceridian Corp.+                               26,370      370,321
Energy East Corp.                             21,267      368,982
NSTAR                                          9,597      367,565
GATX Corporation                               8,635      366,642
First Virginia Banks Inc.                      8,345      361,923
Martin Marietta Materials Inc.                 8,463      361,370
Protective Life Corp.                         11,686      358,410
Omnicare Inc.                                 16,680      357,786
International Speedway Corp. "A"*              9,616      356,393
Diebold Inc.                                  12,939      355,305
Puget Energy, Inc.                            15,505      354,754
Outback Steakhouse Inc.+*                     13,890      353,639
Lattice Semiconductor Corp.+                  19,441      353,583
Varco International Inc.+                     17,097      353,053
3Com Corp.+                                   61,604      352,298
ALLETE                                        13,638      352,133
Conectiv Inc.                                 16,036      350,387


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 45
iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES        VALUE
-----------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------
Trigon Healthcare Inc.+                        6,802  $   350,303
Avnet Inc.*                                   16,718      342,719
Belo (A.H.) Corp.                             20,581      338,969
Lear Corp.+                                   11,530      337,829
Saks Inc.+                                    25,622      333,086
City National Corp.                            8,651      332,285
IndyMac Bancorp Inc.+                         11,370      326,774
OGE Energy Corp.                              14,097      324,090
Leucadia National Corp.                       10,009      321,990
Entercom Communications Corp.+                 8,187      321,749
Reynolds & Reynolds Co. "A"                   16,604      319,627
IBP Inc.                                      19,118      313,535
Precision Castparts Corp.                      9,275      306,539
Lyondell Chemical Co.                         21,277      305,750
Western Resources Inc.                        12,666      302,084
MONY Group Inc.                                9,058      300,726
Clayton Homes Inc.                            24,917      300,250
Callaway Golf Co.                             13,422      298,103
DQE Inc.                                      10,119      294,969
Harris Corp.                                  11,912      294,822
American Financial Group Inc.                 11,995      289,079
Tech Data Corp.+                               9,726      286,917
Lubrizol Corp.                                 9,421      285,456
Teleflex Inc.                                  6,923      283,497
Neiman-Marcus Group Inc. "A"+                  8,612      280,751
Pioneer Natural Resources Co.+                17,812      279,648
Barnes & Noble Inc.+                          11,679      279,128
Jacobs Engineering Group Inc.+                 4,790      277,820
Six Flags Inc.+*                              14,250      275,737
Mandalay Resort Group Inc.+                   13,801      275,606
Kansas City Power & Light Co.*                11,197      275,446
Harte-Hanks Inc.                              12,152      274,878
Pacific Century Financial Corp.               14,436      274,284
Sensormatic Electronics Corp.+                14,214      270,066
Williams-Sonoma Inc.+*                        10,275      269,719
Montana Power Co.                             19,121      269,606
KEMET Corp.+                                  15,854      268,567
Mohawk Industries Inc.+                        9,483      266,283
Webster Financial Corp.                        8,849      259,386
Vectren Corporation                           12,109      259,133
IDACorp Inc.                                   6,769      258,643
IMC Global Inc.                               20,781      255,606
CNF Transportation Inc.                        8,793      254,030
Roslyn Bancorp Inc.                           11,140      250,650
HON Industries Inc.                           10,900      250,373
Hubbell Inc. "B"                              10,739      250,219
Provident Financial Group Inc.                 8,826      248,231
Houghton Mifflin Co.                           5,224      240,356
Borders Group Inc.+                           14,233      239,541
Suiza Foods Corp.+                             4,911      236,170
Cytec Industries Inc.+                         7,277      233,010
WGL Holdings Inc.                              8,420      232,813
Quanta Services Inc.+                         10,333      230,633
Crompton Corp.                                20,391      228,379
Pentair Inc.                                   8,801      224,249
Valspar Corp.                                  7,712      221,257
Hawaiian Electric Industries Inc.              5,946      219,705
Comdisco Inc.                                 27,413      219,304
Dean Foods Co.                                 6,439      218,025
Emmis Communications Corp.+*                   8,508      215,359
AGL Resources Inc.                             9,811      214,959
Furniture Brands International Inc.+           8,984      212,921
Swift Transportation Co. Inc.+*               11,454      211,899
Sierra Pacific Resources Corp.                14,196      210,101
Advanced Fibre Communications Inc.+           14,595      208,891
Edwards Lifesciences Corp.+                   10,620      208,152
United Rentals Inc.+                          12,721      207,734
Network Associates Inc.+                      24,918      205,573
Public Service Company of New Mexico*          7,075      205,246
Storage Technology Corp.+                     18,819      204,939
Pittston Brink's Group                         9,370      203,329
Rayonier Inc.                                  4,902      202,453
Sensient Technologies Corp.                    8,825      201,033
Credence Systems Corp.+                        9,727      199,403
Pennzoil-Quaker State Co.                     14,242      199,388
Lancaster Colony Corp.                         6,823      198,293
Quorum Health Group Inc.+                     12,970      196,982
AK Steel Holding Corp.                        19,486      195,834
Atlas Air Inc.+                                6,916      194,685
Universal Corporation                          4,914      193,759
Legato Systems Inc.+                          15,804      190,636
York International Corp.                       6,885      190,577
Media General Inc. "A"                         4,132      190,485
Borg-Warner Automotive Inc.                    4,738      189,852
RPM Inc.                                      18,496      188,659
Albemarle Corp.                                8,290      186,110
Cleco Corp.                                    4,073      185,118
CBRL Group Inc.                               10,166      184,894
Carlisle Companies Inc.                        5,480      178,758
Incyte Genomics Inc.+                         11,612      178,244
Harsco Corp.                                   7,227      177,134
Steris Corp.+                                 12,415      175,051


--------------------------------------------------------------------------------
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

iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES        VALUE
-----------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------
Avocent Corporation+*                          7,900  $   172,319
Overseas Shipholding Group Inc.                6,147      168,981
Granite Construction Inc.                      4,964      168,677
GTECH Holdings Corp.+                          6,159      167,833
Tecumseh Products Co. "A"                      3,415      165,201
ArvinMeritor Inc.                             11,869      162,961
Dole Food Co.                                 10,105      162,488
Olin Corp.                                     7,962      162,345
Keane Inc.+                                   12,477      162,201
Superior Industries International Inc.         4,674      161,580
AMETEK Inc.                                    5,820      160,632
Federal Signal Corp.                           8,207      160,283
Claire's Stores Inc.                           8,848      156,610
Alexander & Baldwin Inc.                       7,317      156,401
CommScope Inc.+                                9,323      155,508
PacifiCare Health Systems Inc. "A"+*           6,180      153,727
Kelly Services Inc. "A"                        6,467      152,492
Flowserve Corp.+                               6,777      152,076
Kennametal Inc.                                5,514      151,635
Covanta Energy Corporation+                    8,981      150,881
Kaydon Corp.                                   5,411      145,989
Lands' End Inc.+*                              5,279      144,909
Imation Corp.+                                 6,380      143,103
Interstate Bakeries Corp.                      9,118      139,323
Sylvan Learning Systems Inc.+                  6,742      139,054
Modine Manufacturing Co.                       5,315      136,861
Covance Inc.+                                 10,456      134,360
Wisconsin Central Transportation Corp.+        8,400      133,875
Perrigo Co.+                                  13,299      131,328
Trinity Industries Inc.                        6,661      129,889
Horace Mann Educators Corp.                    7,331      129,759
Minerals Technologies Inc.                     3,671      128,301
Ferro Corp.                                    6,188      125,802
Alaska Air Group Inc.+*                        4,787      123,026
Wausau-Mosinee Paper Corp.                     9,352      121,576
Longview Fibre Co.                             9,298      120,874
USG Corp.*                                     7,852      119,979
Wallace Computer Services Inc.                 7,323      118,999
NCO Group Inc.+*                               4,637      118,533
Mastec Inc.+                                   8,616      116,402
Ruddick Corp.                                  8,438      115,601

                                           SHARES OR
SECURITY                                   PRINCIPAL        VALUE
-----------------------------------------------------------------
Smucker (J.M) Company (The)                    4,379  $   114,730
Carpenter Technology Corp.                     3,994      112,032
Bob Evans Farms Inc.                           6,296      111,754
Stewart & Stevenson Services Inc.              5,121      111,382
Banta Corp.                                    4,487      108,810
Fuller (H. B.) Co.                             2,550      107,419
AGCO Corp.                                    10,880      104,448
Albany International Corp. "A"+                5,605      103,132
Ohio Casualty Corp.                           10,873      102,274
Hunt (J.B.) Transport Services Inc.+           6,420      100,312
Bandag Inc.                                    3,738      100,104
Glatfelter (P.H.) Co.                          7,735       98,544
Airgas Inc.+                                  12,268       96,672
Structural Dynamics Research Corp.+            6,479       92,022
Airborne Inc.                                  8,689       88,367
Modis Professional Services Inc.+             17,613       81,020
DSP Group Inc.+                                4,929       76,399
Sequa Corp. "A"+                               1,882       73,398
Unifi Inc.+                                    9,702       68,787
Schulman (A.) Inc.                             5,350       63,866
Lance Inc.                                     5,238       58,927
ANTEC Corp.+                                   6,895       50,204
Transaction Systems Architects Inc. "A"+       6,721       48,097
NCH Corp.                                        974       46,382
Ryerson Tull Inc.                              4,562       45,848
Lone Star Steakhouse & Saloon Inc.             4,501       41,775
Sykes Enterprises Inc.+                        7,453       40,759
MAXXAM Inc.+                                   1,242       16,146
-----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $78,709,803)                                    78,023,504
-----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 8.23%
-----------------------------------------------------------------
Dreyfus Money Market Fund++               $2,472,331    2,472,331
Federal National Mortgage Association
  Discount Note
  4.77%, 04/05/01++                          405,451      405,451
Goldman Sachs Financial Square Prime
  Obligation Fund++                        1,309,387    1,309,387
Providian Temp Cash Money Market Fund++    2,236,871    2,236,871
-----------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $6,424,040)                                      6,424,040
-----------------------------------------------------------------


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 47
iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                   PRINCIPAL        VALUE
-----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.04%
-----------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $30,941 and an effective yield of
  4.90%.                                  $   30,928  $    30,928
-----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $30,928)                                            30,928
-----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 108.25%
(Cost $85,164,771)                                     84,478,472
-----------------------------------------------------------------
Other Assets, Less Liabilities -- (8.25%)              (6,434,936)
-----------------------------------------------------------------
NET ASSETS -- 100.00%                                 $78,043,536
=================================================================

  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PAGE 48                                                                  iShares
iSHARES S&P SMALLCAP 600 INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001



SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS - 100.04%
------------------------------------------------------------------
Universal Health Services Inc. "B"+           18,809  $  1,660,835
Eaton Vance Corp.                             44,486     1,381,290
Fidelity National Financial Inc.              48,790     1,306,108
Patterson Dental Co.+                         42,470     1,305,953
Timberland Co. "A"+                           25,104     1,275,283
Cephalon Inc.+*                               26,163     1,257,459
Varian Medical Systems Inc.+                  20,672     1,256,858
Barrett Resources Corp.+                      20,788     1,248,319
Centura Banks Inc.                            24,894     1,231,008
Shaw Group Inc.+*                             25,661     1,198,625
Cross Timbers Oil Co.                         48,277     1,194,856
Commerce Bancorp Inc.                         19,787     1,187,220
Massey Energy Co.                             47,901     1,145,792
Cullen/Frost Bankers Inc.                     32,696     1,119,838
Smithfield Foods Inc.+*                       34,371     1,117,058
Priority Healthcare Corp. "B"+                28,731     1,084,595
First American Corp.                          40,221     1,045,746
Louis Dreyfus Natural Gas Corp.+              27,689     1,024,493
AdvancePCS+                                   18,768     1,018,457
D.R. Horton Inc.                              47,662     1,008,051
Pride International Inc.+                     42,373     1,006,782
Pogo Producing Co.                            33,606       991,713
Newfield Exploration Co.+                     26,860       937,414
RSA Security Inc.+                            37,258       919,807
Constellation Brands Inc.+                    12,852       914,805
Washington Federal Inc.                       36,392       893,879
Toll Brothers Inc.+                           22,653       872,141
NVR Inc.+                                      5,274       859,662
Medicis Pharmaceutical Corp. "A"+             19,087       855,479
Ethan Allen Interiors Inc.                    24,898       841,054
Raymond James Financial Inc.                  30,039       835,084
Alpharma Inc. "A"*                            25,408       831,858
SkyWest Inc.                                  35,469       824,654
New York Community Bancorp                    28,413       823,977
RGS Energy Group Inc.                         21,886       809,782
Vintage Petroleum Inc.                        39,624       806,348
Downey Financial Corp.                        17,797       806,204
Stone Energy Corp.+                           16,247       800,490
ResMed Inc.+*                                 19,722       796,769
OM Group Inc.                                 14,956       796,407
Pier 1 Imports Inc.                           60,885       791,505
Philadelphia Suburban Corp.                   33,388       786,621
Renal Care Group Inc.+                        29,277       785,209
Tom Brown Inc.+                               23,788       785,004
Ruby Tuesday Inc.                             39,830       781,066
Alliant Techsystems Inc.+                      8,793       778,620
Zebra Technologies Corp. "A"+                 19,972       761,433
Hudson United Bancorp                         33,525       761,017
CEC Entertainment Inc.+                       17,089       757,897
Commercial Federal Corp.                      33,917       756,349
Invacare Corp.                                19,076       753,884
99 Cents Only Stores+                         32,416       749,122
Cerner Corp.+                                 21,840       748,020
Jack in the Box Inc.+                         24,284       727,306
Cheesecake Factory (The)+                     19,645       723,182
First Midwest Bancorp Inc.                    25,591       720,387
BARRA Inc.+                                   13,293       717,822
Piedmont Natural Gas Co.                      20,084       712,982
Axcelis Technologies Inc.+                    61,552       711,695
Whole Foods Market Inc.+*                     16,854       709,975
Copart Inc.+                                  34,541       707,745
Linens 'N Things Inc.+                        25,293       695,557
Roper Industries Inc.                         19,355       692,909
Energen Corp.                                 19,500       688,350
Techne Corp.+                                 26,223       685,076
Scotts Co. (The) "A"+                         17,901       681,133
Cognex Corp.+                                 27,518       681,070
AptarGroup Inc.                               22,328       680,334
Polaris Industries Partners LP "A"            15,002       678,090
La-Z-Boy Inc.                                 37,766       672,235
Southern Union Co.+                           31,895       669,795
Pharmaceutical Product Development Inc.+      15,851       667,723
Stillwater Mining Co.+                        24,364       659,046
Cambrex Corp.                                 15,809       656,864
Varian Semiconductor Equipment
  Associates Inc.+                            20,375       650,727
O'Reilly Automotive Inc.+                     32,267       643,323
Lone Star Technologies Inc.+                  14,942       638,771
Fleming Companies Inc.*                       24,965       635,359
Zale Corp.+                                   21,874       634,346
Orthodontic Centers of America Inc.+*         30,782       631,031
Mueller Industries Inc.+                      21,004       630,960
FactSet Research Systems Inc.                 20,822       628,824
Mid Atlantic Medical Services Inc.+           30,936       628,001
Read-Rite Corp.+                              75,069       622,322
Veritas DGC Inc.+                             19,375       619,031
Coventry Health Care Inc.+                    37,360       618,775
Michaels Stores Inc.+                         20,538       614,856
Coherent Inc.+                                17,261       612,765
Hain Celestial Group Inc.+                    20,937       607,173
Silicon Valley Group Inc.+                    22,060       606,650
Province Healthcare Co.+                      19,492       593,288


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iSHARES S&P SMALLCAP 600 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Delta & Pine Land Co.                         24,261  $    584,690
Atmos Energy Corp.                            24,539       584,028
Respironics Inc.+                             19,099       582,520
M.D.C. Holdings Inc.                          14,770       581,200
United Bancshares Inc.                        26,267       581,157
Anixter International Inc.+                   23,877       575,436
Performance Food Group Co.+                   10,923       573,458
Men's Wearhouse Inc. (The)+                   26,491       571,676
Southwest Bancorp of Texas Inc.+              18,160       569,770
Applebee's International Inc.                 15,934       568,645
Earthgrains Company (The)                     26,668       566,695
Anchor Gaming+                                 9,248       566,440
Atlantic Coast Airlines Holdings Inc.+        26,914       565,194
Corn Products International Inc.              21,983       564,084
Pacific Sunwear of California Inc.+           20,435       561,963
Whitney Holding Corp.                         14,171       560,640
Insight Enterprises Inc.+                     26,314       555,883
Staten Island Bancorp Inc.                    22,140       551,286
Burlington Coat Factory Warehouse Corp.       27,897       549,571
Vicor Corp.+                                  26,790       549,195
Insituform Technologies Inc. "A"+             16,824       548,883
Idex Corp.                                    18,874       546,969
Black Box Corp.+                              12,203       543,796
PolyOne Corp.                                 59,516       541,596
Graco Inc.                                    19,170       536,760
Community First Bankshares Inc.               26,587       536,725
Haemonetics Corp.+                            16,000       529,600
Accredo Health Inc.+                          16,183       528,982
Fair Isaac and Co. Inc.                        9,035       528,638
Technitrol Inc.                               21,215       528,041
Avista Corp.                                  29,851       525,975
United Stationers Inc.+                       21,636       524,673
Mercury Computer Systems Inc.+                13,620       522,668
CAL Dive International Inc.+                  20,477       519,604
Harman International Industries Inc.          20,210       517,174
US Freightways Corp.                          16,418       517,167
Tetra Tech Inc.+                              25,519       516,760
Advanced Energy Industries Inc.+              20,011       516,534
HS Resources Inc.+                            11,445       515,025
Regeneron Pharmaceuticals Inc.+               23,162       513,907
Chittenden Corp.                              16,436       512,803
Werner Enterprises Inc.                       29,607       507,020
TrustCo Bank Corp.                            39,271       505,614
Cabot Oil & Gas Corp. "A"                     18,495       499,365
Swift Energy Co.+                             15,530       497,581
Syncor International Corp.+                   15,371       495,715
Footstar Inc.+                                12,296       493,684
DuPont Photomasks Inc.+                       11,095       486,838
THQ Inc.+                                     12,791       486,058
Verity Inc.+                                  21,380       485,059
Brady Corp. "A"                               14,390       484,943
AnnTaylor Stores Corp.+*                      18,249       484,511
National Data Corp.*                          20,741       484,302
Springs Industries Inc. "A"                   11,306       483,897
Bally Total Fitness Holding Corp.+            16,378       482,332
American Management Systems Inc.+             26,296       481,546
Electro Scientific Industries Inc.+           17,124       480,542
Seacor Smit Inc.+                             10,623       480,160
ADVO Inc.+                                    12,814       472,837
US Oncology Inc.+                             58,174       472,664
Photronics Inc.+*                             18,931       467,359
Sybron Dental Specialties Inc.+               22,248       467,208
Foster Wheeler Corp.                          25,895       465,074
CH Energy Group Inc.                          10,497       464,492
C&D Technologies Inc.                         16,739       461,996
Florida Rock Industries Inc.                  11,693       461,406
Impath Inc.+                                   9,933       460,643
IDEXX Laboratories Inc.+                      20,880       458,055
Trenwick Group Ltd.                           23,199       457,716
ABM Industries Inc.                           14,555       454,844
New Jersey Resources Corp.                    11,052       454,790
Diagnostic Products Corp.                      8,683       452,818
Aspen Technology Inc.+                        18,813       449,160
Baldor Electric Co.                           21,290       448,154
Jeffries Group Inc.                           15,509       447,435
Susquehanna Bancshares Inc.                   24,700       444,600
Dionex Corp.+                                 14,088       442,892
Forward Air Corp.+                            13,472       440,366
Alpha Industries Inc.+                        27,617       434,968
Cooper Companies Inc.                          9,182       434,768
Brooks Automation Inc.+                       10,876       432,321
First BanCorp.                                16,679       431,986
UniSource Energy Corp.                        20,395       428,295
UIL Holdings Corporation                       8,994       427,215
UGI Corp.                                     17,295       423,555
Kulicke & Soffa Industries Inc.+              30,974       420,085
Tredegar Corporation                          23,859       419,918
Sonic Corp.+                                  16,741       419,571
Avant! Corp.+                                 24,253       418,364
Cymer Inc.+                                   19,331       418,130
Central Parking Corp.*                        22,960       417,872
Southwest Gas Corp.                           19,790       412,622


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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Arbitron Inc.+                                18,400  $    409,400
Methode Electronics Inc. "A"                  22,739       407,881
Heartland Express Inc.+                       16,026       404,656
Standard-Pacific Corp.                        19,077       402,525
MAF Bancorp Inc.                              14,609       399,921
MAXIMUS Inc.+                                 13,401       396,804
Noven Pharmaceuticals Inc.+                   14,010       396,658
DMC Stratex Networks Inc.+                    46,957       389,743
South Financial Group Inc. (The)              27,293       388,925
C-Cube Microsystems Inc.+                     31,440       387,105
Milacron Inc.                                 21,367       386,956
Manitowoc Co. Inc.                            15,581       386,409
Wellman Inc.                                  19,976       384,538
Wolverine World Wide Inc.                     26,326       383,833
Aeroflex Inc.+                                37,186       383,481
Regis Corp.                                   25,975       379,884
Texas Industries Inc.                         13,069       379,393
Quiksilver Inc.+                              14,272       378,922
Northwest Natural Gas Co.                     15,741       377,784
Delphi Financial Group Inc. "A"               12,744       377,222
Remedy Corp.+                                 19,559       376,511
Provident Bankshares Corp.                    16,806       376,034
Genesco Inc.+                                 13,685       374,969
Russell Corp.                                 19,979       373,607
Casey's General Store Inc.                    31,261       373,178
Cable Design Technologies Corp.+              27,780       372,252
Reliance Steel & Aluminum Co.                 15,821       371,002
Oshkosh Truck Corp.                           10,422       369,981
Simpson Manufacturing Co. Inc.+                7,451       367,334
CTS Corp.                                     17,702       367,316
Toro Co.                                       7,962       366,252
Selective Insurance Group Inc.                15,760       366,174
Elantec Semiconductor Inc.+                   13,800       365,700
Chico's FAS Inc.+*                            11,102       364,284
Analogic Corp.                                 8,103       364,129
NYFIX Inc.+                                   15,803       362,481
Hooper Holmes Inc.                            41,966       360,488
Nautica Enterprises Inc.+                     20,096       360,472
Lennox International Inc.                     34,926       359,738
WMS Industries Inc.+                          19,969       359,442
Landstar System Inc.+                          5,304       359,346
Atwood Oceanics Inc.+                          8,763       358,582
SPS Technologies Inc.+                         7,925       357,101
NBTY Inc.+                                    41,913       356,261
NorthWestern Corp.                            14,529       355,961
HNC Software Inc.+                            20,250       355,641
Heidrick & Struggles International Inc.+      12,284       355,468
CLARCOR Inc.                                  15,384       355,370
MacDermid Inc.                                19,610       354,549
Dendrite International Inc.+                  25,301       354,214
ATMI Inc.+                                    19,106       353,461
American Italian Pasta Co. "A"+               11,013       352,416
Ryland Group Inc.                              8,413       349,140
SCP Pool Corp.+                               10,720       348,400
Georgia Gulf Corp.                            19,952       347,364
Owens & Minor Inc.*                           21,004       347,196
JLG Industries Inc.                           26,645       346,385
Michael Foods Inc.                            11,512       343,921
FileNET Corp.+                                21,920       343,870
Patina Oil & Gas Corp.                        12,862       343,415
Triarc Companies Inc.+                        13,919       342,407
FYI Inc.+                                     10,142       339,123
Rogers Corp.+                                  9,542       338,836
Fossil Inc.+                                  19,455       338,031
Mentor Corp.                                  15,022       337,995
Offshore Logistics Inc.+                      13,602       337,500
Helix Technology Corp.                        14,363       337,306
Hyperion Solutions Corp.+                     20,905       337,093
Harland (John H.) Co.                         18,023       337,030
Ralcorp Holdings Inc.+                        18,806       336,627
Datascope Corp.                                9,274       335,603
Agribrands International Inc.+                 6,202       334,784
Paxar Corp.+                                  26,634       332,925
St. Mary Land & Exploration Co.               14,311       332,731
Ultratech Stepper Inc.+                       13,461       331,477
Kent Electronics Corp.+                       18,309       329,562
Progress Software Corp.+                      22,301       323,365
Administaff Inc.+                             17,553       318,587
Morrison Management Specialist Inc.            7,970       317,923
Steel Dynamics Inc.+                          28,503       317,096
Alliance Semiconductor Corp.+                 27,196       316,154
Russ Berrie & Co. Inc.                        12,522       315,805
Actel Corp.+                                  15,444       315,637
Oceaneering International Inc.+               14,638       314,717
Belden Inc.                                   15,537       311,517
Global Payments Inc.+                         16,715       309,227
Cost Plus Inc.+                               13,348       307,838
On Assignment Inc.+                           14,697       306,800
FirstFed Financial Corp.+                     10,953       306,684
Prime Hospitality Corp.+                      28,286       305,489
Cryolife Inc.+                                11,755       304,807
Tower Automotive Inc.+                        28,328       303,959


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

iSHARES S&P SMALLCAP 600 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Power Integrations Inc.+                      17,600  $    303,600
LandAmerica Financial Group Inc.               8,494       302,217
Kirby Corp.+                                  15,093       301,860
Input/Output Inc.+                            32,236       301,407
Arnold Industries Inc.                        15,691       299,110
BE Aerospace Inc.+                            16,263       298,833
CUNO Inc.+                                    10,302       298,758
General Communication Inc. "A"+               33,010       297,090
Arch Chemicals Inc.                           13,936       296,837
Kellwood Co.                                  14,282       296,351
Rare Hospitality International Inc.+          11,843       294,595
Stein Mart Inc.+                              26,894       294,153
Information Holdings Inc.+                    13,692       293,009
Sterling Bancshares Inc.                      16,656       291,480
Seitel Inc.+                                  15,665       291,369
Penton Media Inc.                             20,022       291,320
AO Smith Corp. "B"                            14,896       290,919
Hilb Rogal & Hamilton Co.                      8,302       290,570
Enzo Biochem Inc.+*                           17,157       288,066
Libbey Inc.                                    9,624       287,373
UCBH Holdings Inc.                             5,902       287,354
Tucker Anthony Sutro Corporation              15,132       286,751
GenCorp. Inc.                                 26,972       286,443
Trimble Navigation Ltd.+                      14,953       283,172
Teledyne Technologies Inc.+                   20,212       282,968
Riggs National Corp.                          17,805       282,654
INAMED Corp.+                                 11,900       282,625
Esterline Technologies Corp.+                 12,930       281,227
Standard Register Co.                         17,198       280,327
East West Bancorp Inc.                        14,540       279,895
Laclede Gas Co.                               11,984       279,227
SONICblue Inc.+                               58,782       279,215
Watts Industries Inc. "A"                     16,662       278,255
Dress Barn Inc.+                              11,625       272,461
Spherion Corporation+                         39,186       271,951
Pinnacle Systems Inc.+                        32,223       271,882
Roadway Express Inc.                          12,276       270,072
Ionics Inc.+                                  10,267       266,942
Aztar Corp.+                                  24,979       265,027
Dril-Quip Inc.+                               10,997       263,928
Astropower Inc.+*                              8,775       263,250
Artesyn Technologies Inc.+                    24,308       262,830
G&K Services Inc. "A"                         13,050       260,184
Carreker Corp.+                               13,557       257,583
Phillips-Van Heusen Corporation               17,058       257,235
Yellow Corporation+                           15,004       256,944
Fritz Companies Inc.+                         23,403       255,970
Vital Sign Inc.                                7,864       252,631
Buckeye Technologies Inc.+                    21,933       252,229
IHOP Corp.+                                   12,597       251,940
Armor Holdings Inc.+                          14,288       251,469
Marcus Corp.                                  18,220       251,436
Kronos Inc.+                                   7,957       250,148
Zenith National Insurance Corp.               10,589       249,900
RLI Corp.                                      6,085       248,511
Valmont Industries Inc.                       14,628       247,762
ChemFirst Inc.                                 9,296       247,738
Benchmark Electronics Inc.+*                  12,509       243,925
Radiant Systems Inc.+                         17,565       242,617
Intermagnetics General Corp.+                  9,824       238,232
Cato Corp. "A"                                15,806       238,078
School Specialty Inc.+                        11,016       237,533
Scott Technologies Inc.+                      10,594       234,392
Hutchinson Technology Inc.+*                  15,672       234,101
Kopin Corp.+                                  40,560       233,220
Park Electrochemical Corp.                    10,302       232,825
Kaman Corp. "A"                               14,166       231,968
Bowne & Co. Inc.                              20,987       231,906
Winnebago Industries Inc.                     13,092       231,728
International Multifoods Corp.                11,992       230,846
P.F. Chang's China Bistro Inc.+*               6,553       229,355
General Semiconductor Inc.+                   24,209       229,259
Allen Telecom Inc.+                           17,755       229,039
Memberworks Inc.+*                             9,702       227,997
Plains Resource Inc.+                         10,830       227,430
Wet Seal Inc. "A"+                             8,788       225,193
Interface Inc. "A"                            32,618       224,249
Hughes Supply Inc.                            15,336       224,212
Regal-Beloit Corp.                            13,409       223,260
Barnes Group Inc.                             11,742       223,098
Pediatrix Medical Group Inc.+                 10,038       222,844
Micros Systems Inc.+                          10,969       222,122
Panera Bread Co. "A"+                          8,273       221,303
Phoenix Technologies Ltd.+                    15,892       220,502
NUI Corp.                                      8,137       219,699
Coca-Cola Bottling Co.                         5,431       219,616
Factory 2-U Stores Inc.+                       8,033       219,401
Chesapeake Corp.                               9,447       218,698
AAR Corp.                                     17,134       218,625
Electroglas Inc.+                             13,230       218,295
Dimon Inc.                                    28,317       218,041
M.S. Carriers Inc.+                            7,108       217,683


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iSHARES S&P SMALLCAP 600 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Bio-Technology General Corp.+                 34,868  $    217,576
Frontier Airlines Inc.+                       17,774       216,615
Monaco Coach Corp.+                           12,036       216,167
Viasat Inc.+                                  14,289       216,121
Pioneer-Standard Electronics Inc.             17,641       216,102
Chemed Corp.                                   6,209       215,763
Great Atlantic & Pacific Tea Co.              23,535       215,345
APW Ltd.+                                     25,022       214,689
Ryan's Family Steak Houses Inc.+              20,145       214,041
Avid Technology Inc.+                         15,953       213,371
American States Water Co.                      6,443       213,328
O'Charley's Inc.+                             10,100       211,469
Brown Shoe Company Inc.                       11,211       211,327
GBC Bancorp                                    7,361       209,788
AXT Inc.+                                     13,985       209,775
Arctic Cat Inc.                               15,079       206,394
Pericom Semiconductor Corp.+                  16,001       206,013
Pep Boys-Manny Moe & Jack Inc.                33,722       205,367
Harmonic Inc.+                                36,502       205,324
Cohu Inc.                                     13,041       202,951
Aaron Rents Inc. "B"                          12,579       202,522
URS Corp.+                                    10,644       202,236
Applied Industrial Technologies Inc.          12,304       201,786
Arkansas Best Corp.+                          12,768       201,096
Commercial Metals Co.                          7,964       199,896
Anchor BanCorp Wisconsin Inc.                 14,356       199,190
Stride Rite Corp.                             26,535       199,013
WD-40 Company                                  9,848       196,960
Oshkosh B'gosh Inc. "A"                        7,716       196,758
Brush Engineered Materials                    10,548       196,720
Arthocare Corp.+*                             13,958       195,412
Thomas Industries Inc.                         9,436       195,325
Watsco Inc.                                   16,848       195,100
Nuevo Energy Co.+                             10,951       194,052
Parexel International Corp.+                  15,516       192,980
Polymedica Industries Corp.+*                  8,445       192,124
Universal Forest Products Inc.                12,673       191,679
Mutual Risk Management Ltd.                   26,418       191,531
CACI International Inc. "A"+                   7,082       191,214
Southwest Securities Group Inc.*              10,234       191,171
Gardner Denver Inc.+                           9,720       190,512
Systems & Computer Technology Corp.+          20,646       189,685
Profit Recovery Group International Inc.
  (The)+                                      30,294       189,338
RadiSys Corp.+                                11,117       188,989
Remington Oil & Gas Corp.+                    13,628       188,237
Fleetwood Enterprises Inc.*                   20,632       186,720
Conmed Corp.+                                  9,698       186,080
SLI Inc.                                      22,179       185,195
Myers Industries Inc.                         13,648       184,248
Checkpoint Systems Inc.+                      19,436       183,670
Key Productions Co. Inc.+                      8,844       183,513
Symmetricom Inc.+                             15,085       182,906
Ciber Inc.+*                                  37,474       182,873
Robbins & Myers Inc.                           6,969       178,406
Organogenesis Inc.+                           21,851       178,086
Standex International Corp.                    7,698       176,669
RTI International Metals Inc.+                13,068       175,765
Tetra Technologies Inc.+                       8,649       175,142
Fremont General Corp.                         44,990       174,561
Pinnacle Entertainment Inc.+                  16,624       174,552
Ultimate Electronics Inc.+                     6,965       174,125
Midway Games Inc.+                            23,811       173,820
Proxim Inc.+                                  17,260       173,679
Volt Information Sciences Inc.+                9,623       173,118
InterVoice-Brite Inc.+                        21,278       172,884
Elcor Corp.                                   12,306       172,038
Mesa Air Group Inc.+                          20,510       171,771
Inter-Tel Inc.                                16,843       171,588
Three-Five Systems, Inc.+                     13,945       170,129
Photon Dynamics Inc.+                          8,014       169,296
Sturm Ruger & Co. Inc.                        17,131       168,226
Schweitzer-Mauduit International Inc.          9,486       167,428
United Natural Foods Inc.+                    11,692       164,390
Omnova Solutions Inc.                         24,749       164,333
K Swiss Inc. "A"                               6,412       164,308
ESS Technology Inc.+                          28,344       162,978
MapInfo Corp.+                                 9,180       162,945
Thor Industries Inc.                           7,441       161,842
Astec Industries Inc.+                        12,344       161,244
Advanced Tissue Sciences Inc.+                40,887       160,993
Bel Fuse Inc. "B"                              6,890       160,623
Group 1 Automotive Inc.+                      12,546       157,452
Southwestern Energy Company                   15,867       157,083
Gymboree Co.+                                 15,585       155,850
CDI Corp.+                                    11,985       155,805
Steak n Shake Company (The)+                  18,100       155,660
Champion Enterprises Inc.+                    29,979       154,392
Standard Microsystems Corp.+                  10,149       152,869
Quanex Corp.                                   8,511       152,772
Landry's Seafood Restaurants Inc.             13,388       151,954
Griffon Corporation+                          19,140       151,206


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iSHARES S&P SMALLCAP 600 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
New England Business Service Inc.              8,158  $    150,923
Lawson Products Inc.                           6,094       150,826
Deltic Timber Corp.                            7,393       149,708
Pre-Paid Legal Services Inc.+*                14,423       149,422
Wabash National Corp.                         14,507       148,697
SCM Microsystems Inc.+*                        9,571       147,752
SPSS Inc.+                                     8,655       146,594
Shopko Stores Inc.+                           18,250       146,000
Aspect Communications Corp.+                  32,850       145,259
Cascade Natural Gas Corp.                      7,124       144,973
Orbital Sciences Corp.+                       23,636       141,816
Arqule Inc.+                                  10,670       141,377
Pegasus Solutions Inc.+                       15,625       139,160
C-COR.net Corp.+                              20,702       138,445
Aware Inc.+                                   14,374       138,350
Midwest Express Holdings Inc.+                 8,703       137,594
Sola International Inc.+                      15,241       137,321
X-Rite Inc.                                   13,865       136,016
Lindsay Manufacturing Co.                      7,351       135,993
Caraustar Industries Inc.                     16,796       134,893
Magnetek Inc.+                                14,198       133,887
Midas Inc.                                     9,950       130,345
Cygnus Inc.+*                                 17,210       128,559
National Presto Industries Inc.                4,291       128,515
Startek Inc.+                                  8,973       127,058
Nash Finch Co.                                 7,231       125,639
Apogee Enterprises Inc.                       17,581       125,265
Concord Camera Corp.+                         17,570       124,088
Central Vermont Public Service
  Corporation                                  7,456       122,949
Jakks Pacific Inc.+                           11,571       122,942
Bangor Hydro-Electric Co.                      4,671       122,520
SpeedFam-IPEC Inc.+                           18,786       121,522
Theragenics Corp.+                            18,956       121,129
Polaroid Corp.                                28,310       120,601
Information Resources Inc.+                   18,456       119,964
Valence Technology Inc.+*                     26,150       119,309
Auspex Systems Inc.+                          28,625       118,078
SCPIE Holdings Inc.                            5,809       117,923
Itron Inc.+*                                   9,922       117,824
Action Performance Companies Inc.+*           10,357       116,516
Salton Inc.+*                                  7,565       114,988
Bell Microproducts Inc.+                      10,153       114,856
Fedders Corp.                                 20,409       114,290
MRO Software Inc.+                            14,100       113,681
MGI Pharma Inc.+                              10,356       113,269
Cleveland-Cliffs Inc.                          6,270       112,860
Skyline Corp.                                  5,157       111,236
Luby's Inc.                                   14,513       110,299
Audiovox Corp. "A"+                           14,138       108,244
Pope & Talbot Inc.                             8,702       107,905
Lydall Inc.+                                  10,142       105,477
Consolidated Graphics Inc.+                    8,189       102,362
Franklin Covey Co.+                           12,619       102,088
Alliance Pharmaceutical Corp.+                31,293       101,702
Supertex Inc.+                                 8,044       101,556
Cash American Investments Inc.                16,399       100,034
BMC Industries Inc.                           17,832        99,503
Quaker Chemical Corp.                          5,583        98,763
K2 Inc.+                                      11,260        98,525
Flow International Corp.+                      9,270        97,335
Gerber Scientific Inc.                        14,579        97,242
Wolverine Tube Inc.+                           7,582        95,912
Davox Corp.+                                   8,350        94,981
Insurance Auto Auctions Inc.+                  7,679        94,068
CPI Corp.                                      4,748        93,773
Goody's Family Clothing Inc.+                 20,733        93,298
Bassett Furniture Industries Inc.              7,225        92,119
Butler Manufacturing Co.                       3,968        91,264
PC-Tel Inc.+                                  12,150        91,125
Applica Inc.+                                 14,503        89,919
J & J Snack Foods Corp.+                       5,325        89,527
Coachmen Industries Inc.                       9,887        88,489
4Kids Entertainment Inc.+*                     7,762        87,478
Brightpoint Inc.+                             36,109        86,887
Concord Communications Inc.+                  10,599        86,779
Labor Ready Inc.+                             27,513        86,666
Oxford Industries Inc.                         4,740        85,794
Hancock Fabrics Inc.                          11,185        84,447
Standard Motor Products Inc.*                  7,927        84,026
TBC Corp.+                                    13,795        83,632
International Fibercom Inc.+                  21,496        83,297
Boston Communications Group Inc.+             10,979        80,970
Pac-West Telecomm Inc.+                       23,123        80,931
Cross (A.T.) Company+                         10,897        80,311
Discount Auto Parts Inc.+                     10,498        80,205
Castle (A.M.) & Co.                            8,817        79,265
Sierra Health Services Inc.+                  17,361        79,166
eLoyalty Corp.+                               32,149        78,363
QRS Corp.+                                     9,182        78,047
Department 56 Inc.+                            8,751        77,884
Building Materials Holdings Corp.+             7,957        77,829
Analysts International Corp.                  14,624        75,862


--------------------------------------------------------------------------------
PAGE 54                                                                  iShares
iSHARES S&P SMALLCAP 600 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
ZixIt Corp.+*                                 10,713  $     75,326
Kroll-O'Gara Co. (The)+                       13,985        75,169
Natures Sunshine Products Inc.                10,584        73,427
Material Sciences Corp.+                       9,014        72,563
Visual Networks Inc.+                         19,631        69,935
ePresence Inc.+                               15,191        69,309
Spacelabs Medical Inc.+                        5,931        66,724
P-Com Inc.+                                   51,921        66,524
E.W. Blanch Holdings Inc.                      8,251        65,595
Computer Task Group Inc.                      13,664        63,538
Green Mountain Power Corp.                     3,743        62,620
Tenneco Automotive Inc.                       22,359        62,605
Angelica Corp.                                 5,331        61,840
Hartmarx Corp.+                               19,029        60,512
Network Equipment Technologies Inc.+          14,014        59,560
Nelson (Thomas) Inc.                           9,191        59,466
Enesco Group Inc.+                             8,614        57,369
Mississippi Chemical Corp.                    16,693        56,088
Robotic Vision Systems Inc.+                  22,851        55,699
AVT Corp.+                                    19,781        55,634
Digi International Inc.+                       9,606        55,535
Ashworth Inc.+                                 8,495        54,687
Haggar Corp.                                   3,986        51,071
Brooktrout Inc.+                               8,176        50,589
Amcast Industrial Corp.                        5,433        50,255
Cone Mills Corp.+                             15,709        49,483
Innovex Inc.+                                 10,011        49,429
Immune Response Corp.+*                       19,271        48,780
Jo-Ann Stores Inc.+                           11,042        48,585
Mayor's Jewelers Inc.+                        12,139        48,556
Osteotech Inc.+                                8,982        48,278
Commonwealth Industries                       10,640        46,550
Meade Instruments Corp.+*                     11,167        46,064
IMCO Recycling Inc.                           10,176        45,894
Titan International Inc.                      12,890        45,760
Huffy Corp.+                                   6,955        45,625
Intermet Corp.                                15,971        43,920
Steel Technologies Inc.                        6,903        43,791
Penford Corp.                                  4,904        43,217
Lillian Vernon Corporation                     5,406        39,464
Gottschalks Inc.+                              7,651        38,638
Hologic Inc.+                                  9,464        37,856
Royal Appliance Manufacturing Co.+             9,282        36,200
Edgewater Technology Inc.+                     8,332        34,239
Curative Health Services Inc.+                 4,826        27,508

                                           SHARES OR
SECURITY                                   PRINCIPAL         VALUE
------------------------------------------------------------------
Casual Male Corp.                              9,139  $     27,417
Exabyte Corp.+                                14,769        21,230
Cyrk Inc.+                                     9,471        18,942
------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $219,463,240)                                   208,166,546
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 5.48%
------------------------------------------------------------------
Dreyfus Money Market Fund++               $4,388,786     4,388,786
Federal National Mortgage Association
  Discount Note
  4.77%, 04/05/01++                          938,465       938,465
Goldman Sachs Financial Square Prime
  Obligation Fund++                        2,105,648     2,105,648
Providian Temp Cash Money Market Fund++    3,970,807     3,970,807
------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $11,403,706)                                     11,403,706
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.01%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $17,195 and an effective yield of
  4.90%.                                      17,187        17,187
------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $17,187)                                             17,187
------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 105.53%
(Cost $230,884,133)                                    219,587,439
------------------------------------------------------------------
Other Assets, Less Liabilities -- (5.53%)              (11,505,974)
------------------------------------------------------------------
NET ASSETS -- 100.00%                                 $208,081,465
==================================================================

  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 55
iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001



SECURITY                                    SHARES        VALUE

---------------------------------------------------------------

COMMON STOCKS - 100.33%
---------------------------------------------------------------
Universal Health Services Inc. "B"+          5,651  $   498,983
Eaton Vance Corp.                           13,353      414,611
Patterson Dental Co.+                       12,766      392,555
Timberland Co. "A"+                          7,524      382,219
Varian Medical Systems Inc.+                 6,207      377,386
Cephalon Inc.+*                              7,837      376,666
Barrett Resources Corp.+                     6,258      375,793
Cross Timbers Oil Co.                       14,493      358,702
Shaw Group Inc.+                             7,672      358,359
Commerce Bancorp Inc.                        5,954      357,240
Cullen/Frost Bankers Inc.                    9,814      336,129
Priority Healthcare Corp. "B"+               8,590      324,273
Louis Dreyfus Natural Gas Corp.+             8,318      307,766
AdvancePCS+                                  5,607      304,267
Pogo Producing Co.                          10,085      297,608
Newfield Exploration Co.+                    8,049      280,910
RSA Security Inc.+                          11,183      276,080
NVR Inc.+                                    1,572      256,236
Medicis Pharmaceutical Corp. "A"+            5,705      255,698
Ethan Allen Interiors Inc.                   7,468      252,269
SkyWest Inc.                                10,629      247,124
New York Community Bancorp                   8,483      245,992
Stone Energy Corp.+                          4,912      242,014
ResMed Inc.+*                                5,903      238,481
Renal Care Group Inc.+                       8,797      235,936
Alliant Techsystems Inc.+                    2,652      234,835
Ruby Tuesday Inc.                           11,960      234,536
Zebra Technologies Corp. "A"+                5,970      227,606
CEC Entertainment Inc.+                      5,131      227,560
99 Cents Only Stores+                        9,732      224,907
Cerner Corp.+                                6,542      224,063
Jack in the Box Inc.+                        7,309      218,905
Cheesecake Factory (The)+                    5,901      217,231
BARRA Inc.+                                  3,980      214,920
Whole Foods Market Inc.+*                    5,046      212,563
Copart Inc.+                                10,346      211,990
Linens 'N Things Inc.+                       7,568      208,120
Roper Industries Inc.                        5,790      207,282
Techne Corp.+                                7,845      204,951
Polaris Industries Partners LP "A"           4,480      202,496
Pharmaceutical Product Development Inc.+     4,745      199,883
Stillwater Mining Co.+                       7,321      198,033
Cambrex Corp.                                4,762      197,861
Lone Star Technologies Inc.+                 4,466      190,921
Orthodontic Centers of America Inc.+*        9,220      189,010
Mid Atlantic Medical Services Inc.+          9,275      188,282
FactSet Research Systems Inc.                6,227      188,055
Read-Rite Corp.+                            22,410      185,779
Province Healthcare Co.+                     5,830      177,451
Delta & Pine Land Co.                        7,250      174,725
Respironics Inc.+                            5,704      173,972
Performance Food Group Co.+                  3,268      171,570
Southwest Bancorp of Texas Inc.+             5,424      170,178
Applebee's International Inc.                4,768      170,158
Atlantic Coast Airlines Holdings Inc.+       8,076      169,596
Anchor Gaming+                               2,760      169,050
Pacific Sunwear of California Inc.+          6,096      167,640
Insight Enterprises Inc.+                    7,844      165,705
Vicor Corp.+                                 8,058      165,189
Idex Corp.                                   5,695      165,041
Insituform Technologies Inc. "A"+            5,047      164,658
Black Box Corp.+                             3,643      162,341
Graco Inc.                                   5,744      160,832
Fair Isaac and Co. Inc.                      2,719      159,089
Haemonetics Corp.+                           4,790      158,549
Technitrol Inc.                              6,336      157,703
Accredo Health Inc.+                         4,807      157,129
Harman International Industries Inc.         6,105      156,227
CAL Dive International Inc.+                 6,138      155,752
Mercury Computer Systems Inc.+               4,058      155,726
Tetra Tech Inc.+                             7,682      155,561
Regeneron Pharmaceuticals Inc.+              7,001      155,335
HS Resources Inc.+                           3,444      154,980
Advanced Energy Industries Inc.+             5,975      154,230
TrustCo Bank Corp.                          11,706      150,715
Footstar Inc.+                               3,722      149,438
Cabot Oil & Gas Corp. "A"                    5,521      149,067
Swift Energy Co.+                            4,649      148,954
Syncor International Corp.+                  4,566      147,254
National Data Corp.                          6,284      146,731
THQ Inc.+                                    3,844      146,072
Bally Total Fitness Holding Corp.+           4,897      144,217
ADVO Inc.+                                   3,861      142,471
Sybron Dental Specialties Inc.+              6,666      139,986
IDEXX Laboratories Inc.+                     6,334      138,952
Impath Inc.+                                 2,983      138,337
C&D Technologies Inc.                        4,971      137,200
Diagnostic Products Corp.                    2,613      136,268
Aspen Technology Inc.+                       5,666      135,276
Baldor Electric Co.                          6,423      135,204
Dionex Corp.+                                4,220      132,666
Forward Air Corp.+                           4,047      132,286


--------------------------------------------------------------------------------
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iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE

---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Cooper Companies Inc.                        2,755  $   130,449
Alpha Industries Inc.+                       8,192      129,024
Sonic Corp.+                                 5,029      126,039
Cymer Inc.+                                  5,796      125,367
Arbitron Inc.+                               5,520      122,820
Heartland Express Inc.+                      4,825      121,831
MAXIMUS Inc.+                                4,005      118,588
Noven Pharmaceuticals Inc.+                  4,182      118,403
DMC Stratex Networks Inc.+                  14,062      116,715
Manitowoc Co. Inc.                           4,690      116,312
C-Cube Microsystems Inc.+                    9,365      115,307
Aeroflex Inc.+                              11,104      114,510
Quiksilver Inc.+                             4,275      113,501
Genesco Inc.+                                4,072      111,573
Chico's FAS Inc.+*                           3,328      109,200
NYFIX Inc.+                                  4,749      108,930
CTS Corp.                                    5,231      108,543
WMS Industries Inc.+                         6,020      108,360
Hooper Holmes Inc.                          12,543      107,744
Landstar System Inc.+                        1,587      107,519
MacDermid Inc.                               5,946      107,504
Dendrite International Inc.+                 7,627      106,778
Heidrick & Struggles International Inc.+     3,651      105,651
SCP Pool Corp.+                              3,226      104,845
Triarc Companies Inc.+                       4,255      104,673
Georgia Gulf Corp.                           5,950      103,589
FileNET Corp.+                               6,600      103,538
Rogers Corp.+                                2,879      102,233
Helix Technology Corp.                       4,244       99,668
Morrison Management Specialist Inc.          2,435       97,132
Progress Software Corp.+                     6,668       96,686
Administaff Inc.+                            5,219       94,725
INAMED Corp.+                                3,900       92,625
Cryolife Inc.+                               3,553       92,129
On Assignment Inc.+                          4,399       91,829
Cost Plus Inc.+                              3,967       91,489
Power Integrations Inc.+                     5,240       90,390
CUNO Inc.+                                   3,109       90,161
BE Aerospace Inc.+                           4,829       88,733
Hilb Rogal & Hamilton Co.                    2,504       87,640
Stein Mart Inc.+                             7,988       87,369
UCBH Holdings Inc.                           1,791       87,199
Libbey Inc.                                  2,911       86,922
Sterling Bancshares Inc.                     4,958       86,765
Enzo Biochem Inc.+*                          5,149       86,452
Trimble Navigation Ltd.+                     4,446       84,196
Teledyne Technologies Inc.+                  6,005       84,070
East West Bancorp Inc.                       4,303       82,833
Dril-Quip Inc.+                              3,295       79,080
Astropower Inc.*                             2,612       78,360
Artesyn Technologies Inc.+                   7,192       77,764
Carreker Corp.+                              4,009       76,171
Vital Sign Inc.                              2,359       75,783
Kronos Inc.+                                 2,390       75,136
Radiant Systems Inc.+                        5,210       71,963
Scott Technologies Inc.+                     3,232       71,508
Plains Resource Inc.+                        3,330       69,930
P.F. Chang's China Bistro Inc.+*             1,984       69,440
Memberworks Inc.+*                           2,934       68,949
Kopin Corp.+                                11,986       68,919
Park Electrochemical Corp.                   3,012       68,071
Coca-Cola Bottling Co.                       1,662       67,207
Phoenix Technologies Ltd.+                   4,802       66,628
Panera Bread Co. "A"+                        2,484       66,447
Factory 2-U Stores Inc.+                     2,399       65,523
Avid Technology Inc.+                        4,840       64,735
Frontier Airlines Inc.+                      5,282       64,374
AXT Inc.+                                    4,189       62,834
Arthocare Corp.+*                            4,204       58,856
WD-40 Company                                2,938       58,760
Oshkosh B'gosh Inc. "A"                      2,301       58,675
RadiSys Corp.+                               3,294       55,998
Key Productions Co. Inc.+                    2,630       54,572
Organogenesis Inc.+                          6,538       53,285
Ultimate Electronics Inc.+                   2,086       52,150
Proxim Inc.+                                 5,119       51,510
InterVoice-Brite Inc.+                       6,334       51,464
Three-Five Systems, Inc.+                    4,080       49,776
MapInfo Corp.+                               2,770       49,167
Keithley Instruments Inc.                    2,980       48,276
Advanced Tissue Sciences Inc.+              12,129       47,758
Pre-Paid Legal Services Inc.+*               4,299       44,538
SCM Microsystems Inc.+                       2,845       43,920
Arqule Inc.+                                 3,200       42,400
Aware Inc.+                                  4,365       42,013
Lindsay Manufacturing Co.                    2,259       41,791
Cygnus Inc.+                                 5,205       38,881
Startek Inc.+                                2,682       37,977
Valence Technology Inc.+*                    7,742       35,323
MGI Pharma Inc.+                             3,159       34,552
Alliance Pharmaceutical Corp.+               9,586       31,154
Supertex Inc.+                               2,361       29,808


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 57
iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


                                          SHARES OR
SECURITY                                  PRINCIPAL        VALUE

----------------------------------------------------------------

COMMON STOCKS (CONTINUED)
----------------------------------------------------------------
CPI Corp.                                    1,449   $    28,618
International Fibercom Inc.+                 6,411        24,843
Rainbow Technologies Inc.+                   4,923        24,615
Boston Communications Group Inc.+            3,238        23,880
P-Com Inc.+                                 14,828        18,998
Immune Response Corp.+                       5,824        14,742
Meade Instruments Corp.+                     3,147        12,981
Royal Appliance Manufacturing Co.+           2,720        10,608
----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $31,561,539)                                   27,251,837
----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 5.34%
----------------------------------------------------------------
Dreyfus Money Market Fund++               $557,896       557,896
Federal National Mortgage Association
  Discount Note
  4.77%, 04/05/01++                        111,899       111,899
Goldman Sachs Financial Square Prime
  Obligation Fund++                        275,063       275,063
Providian Temp Cash Money Market Fund++    504,763       504,763
----------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $1,449,621)                                     1,449,621
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.01%
----------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $3,347 and an effective yield of
  4.90%.                                     3,346         3,346
----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $3,346)                                             3,346
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 105.68%
(Cost $33,014,506)                                    28,704,804
----------------------------------------------------------------
Other Assets, Less Liabilities -- (5.68%)             (1,542,590)
----------------------------------------------------------------
NET ASSETS -- 100.00%                                $27,162,214
================================================================


  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PAGE 58                                                                  iSHARES
iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001



SECURITY                                    SHARES        VALUE

---------------------------------------------------------------

COMMON STOCKS - 99.85%
---------------------------------------------------------------
Fidelity National Financial Inc.            26,645  $   713,287
Centura Banks Inc.                          13,655      675,240
Massey Energy Co.                           26,197      626,632
Smithfield Foods Inc.+*                     18,856      612,820
First American Corp.                        22,029      572,754
D.R. Horton Inc.                            26,128      552,607
Pride International Inc.+                   23,226      551,850
Constellation Brands Inc.+                   7,052      501,961
Washington Federal Inc.                     19,923      489,359
Toll Brothers Inc.+                         12,425      478,363
Raymond James Financial Inc.                16,463      457,671
Alpharma Inc. "A"*                          13,911      455,446
RGS Energy Group Inc.                       11,976      443,112
Vintage Petroleum Inc.                      21,756      442,735
Downey Financial Corp.                       9,760      442,128
OM Group Inc.                                8,245      439,046
Tom Brown Inc.+                             13,127      433,191
Philadelphia Suburban Corp.                 18,379      433,009
Pier 1 Imports Inc.                         33,214      431,782
Commercial Federal Corp.                    18,773      418,638
Hudson United Bancorp                       18,433      418,429
Invacare Corp.                              10,484      414,328
First Midwest Bancorp Inc.                  14,163      398,688
Piedmont Natural Gas Co.                    11,053      392,382
Axcelis Technologies Inc.+                  33,612      388,639
Energen Corp.                               10,642      375,663
AptarGroup Inc.                             12,312      375,147
Scotts Co. (The) "A"+                        9,851      374,831
Cognex Corp.+                               15,025      371,869
La-Z-Boy Inc.                               20,861      371,326
Southern Union Co.+                         17,660      370,860
Varian Semiconductor Equipment
  Associates Inc.+                          11,124      355,273
O'Reilly Automotive Inc.+                   17,728      353,452
Fleming Companies Inc.*                     13,705      348,792
Zale Corp.+                                 12,010      348,290
Mueller Industries Inc.+                    11,581      347,893
Coventry Health Care Inc.+                  20,577      340,807
Veritas DGC Inc.+                           10,586      338,223
Michaels Stores Inc.+                       11,255      336,947
Coherent Inc.+                               9,467      336,078
Hain Celestial Group Inc.+                  11,503      333,587
Silicon Valley Group Inc.+                  12,087      332,393
Atmos Energy Corp.                          13,460      320,348
United Bancshares Inc.                      14,462      319,972
M.D.C. Holdings Inc.                         8,070      317,554
Anixter International Inc.+                 13,002      313,348
Men's Wearhouse Inc. (The)+                 14,489      312,673
Corn Products International Inc.            12,174      312,385
Earthgrains Company (The)                   14,684      312,035
Whitney Holding Corp.                        7,865      311,159
Staten Island Bancorp Inc.                  12,209      304,004
Burlington Coat Factory Warehouse Corp.     15,351      302,415
PolyOne Corp.                               32,584      296,514
Community First Bankshares Inc.             14,570      294,132
Avista Corp.                                16,325      287,646
United Stationers Inc.+                     11,859      287,581
Chittenden Corp.                             9,128      284,794
US Freightways Corp.                         8,954      282,051
Werner Enterprises Inc.                     16,279      278,778
Seacor Smit Inc.+                            5,883      265,912
Springs Industries Inc. "A"                  6,212      265,874
Verity Inc.+                                11,695      265,330
Brady Corp. "A"                              7,870      265,219
AnnTaylor Stores Corp.+                      9,967      264,624
DuPont Photomasks Inc.+                      6,028      264,503
American Management Systems Inc.+           14,377      263,279
Electro Scientific Industries Inc.+          9,324      261,655
US Oncology Inc.+                           31,797      258,351
CH Energy Group Inc.                         5,763      255,013
Florida Rock Industries Inc.                 6,444      254,280
Foster Wheeler Corp.                        14,113      253,469
Photronics Inc.+                            10,265      253,417
New Jersey Resources Corp.                   6,121      251,879
Trenwick Group Ltd.                         12,705      250,670
ABM Industries Inc.                          7,960      248,750
Jeffries Group Inc.                          8,496      245,110
Susquehanna Bancshares Inc.                 13,575      244,350
Brooks Automation Inc.+                      5,960      236,910
First BanCorp.                               9,146      236,881
UniSource Energy Corp.                      11,231      235,851
UIL Holdings Corporation                     4,954      235,315
Tredegar Corporation                        13,174      231,862
Avant! Corp.+                               13,306      229,528
UGI Corp.                                    9,365      229,349
Kulicke & Soffa Industries Inc.+            16,908      229,315
Central Parking Corp.                       12,580      228,956
Southwest Gas Corp.                         10,950      228,308
Methode Electronics Inc. "A"                12,370      221,887
Standard-Pacific Corp.                      10,379      218,997
MAF Bancorp Inc.                             7,992      218,781
South Financial Group Inc. (The)            14,968      213,294
Wellman Inc.                                11,002      211,789
Milacron Inc.                               11,650      210,982


--------------------------------------------------------------------------------
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

iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE

---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Wolverine World Wide Inc.                   14,375  $   209,588
Northwest Natural Gas Co.                    8,715      209,160
Texas Industries Inc.                        7,194      208,842
Regis Corp.                                 14,157      207,046
Delphi Financial Group Inc. "A"              6,993      206,993
Russell Corp.                               11,044      206,523
Simpson Manufacturing Co. Inc.+              4,171      205,630
Remedy Corp.+                               10,659      205,186
Provident Bankshares Corp.                   9,170      205,179
Elantec Semiconductor Inc.+                  7,740      205,108
Oshkosh Truck Corp.                          5,774      204,977
Casey's General Store Inc.                  17,133      204,525
Reliance Steel & Aluminum Co.                8,671      203,335
Cable Design Technologies Corp.+            15,156      203,090
Selective Insurance Group Inc.               8,692      201,953
Toro Co.                                     4,367      200,882
Analogic Corp.                               4,464      200,601
SPS Technologies Inc.+                       4,421      199,210
Lennox International Inc.                   19,217      197,935
Nautica Enterprises Inc.+                   10,975      196,864
HNC Software Inc.+                          11,156      195,927
NorthWestern Corp.                           7,997      195,927
Atwood Oceanics Inc.+                        4,788      195,925
CLARCOR Inc.                                 8,414      194,363
NBTY Inc.+                                  22,827      194,030
ATMI Inc.+                                  10,460      193,510
American Italian Pasta Co. "A"+              6,017      192,544
Ryland Group Inc.                            4,583      190,195
Owens & Minor Inc.                          11,461      189,450
Michael Foods Inc.                           6,322      188,870
JLG Industries Inc.                         14,524      188,812
Patina Oil & Gas Corp.                       7,011      187,194
FYI Inc.+                                    5,566      186,113
Ralcorp Holdings Inc.+                      10,351      185,283
Datascope Corp.                              5,116      185,135
Hyperion Solutions Corp.+                   11,450      184,631
Harland (John H.) Co.                        9,871      184,588
Fossil Inc.+                                10,619      184,505
Mentor Corp.                                 8,197      184,433
Offshore Logistics Inc.+                     7,419      184,084
Agribrands International Inc.+               3,395      183,262
Paxar Corp.+                                14,597      182,463
St. Mary Land & Exploration Co.              7,824      181,908
Ultratech Stepper Inc.+                      7,356      181,142
Kent Electronics Corp.+                      9,926      178,668
Steel Dynamics Inc.+                        15,763      175,363
Russ Berrie & Co. Inc.                       6,884      173,614
Alliance Semiconductor Corp.+               14,771      171,713
Oceaneering International Inc.+              7,953      170,990
Actel Corp.+                                 8,355      170,755
Belden Inc.                                  8,451      169,443
Global Payments Inc.+                        9,156      169,386
Prime Hospitality Corp.+                    15,591      168,383
Tower Automotive Inc.+                      15,574      167,109
FirstFed Financial Corp.+                    5,964      166,992
Kirby Corp.+                                 8,319      166,380
LandAmerica Financial Group Inc.             4,670      166,159
Input/Output Inc.+                          17,730      165,775
Arch Chemicals Inc.                          7,663      163,222
Kellwood Co.                                 7,854      162,970
General Communication Inc. "A"+             18,105      162,945
Arnold Industries Inc.                       8,528      162,565
Rare Hospitality International Inc.+         6,456      160,593
Penton Media Inc.                           11,018      160,312
Information Holdings Inc.+                   7,487      160,222
AO Smith Corp. "B"                           8,154      159,248
Tucker Anthony Sutro Corporation             8,287      157,039
Seitel Inc.+                                 8,442      157,021
Riggs National Corp.                         9,832      156,083
GenCorp. Inc.                               14,694      156,050
Standard Register Co.                        9,478      154,491
Watts Industries Inc. "A"                    9,174      153,206
Esterline Technologies Corp.+                7,008      152,424
SONICblue Inc.+                             32,047      152,223
Laclede Gas Co.                              6,531      152,172
Spherion Corporation+                       21,558      149,613
Pinnacle Systems Inc.+                      17,684      149,209
Dress Barn Inc.+                             6,346      148,734
Roadway Express Inc.                         6,696      147,312
Ionics Inc.+                                 5,635      146,510
Aztar Corp.+                                13,697      145,325
Phillips-Van Heusen Corporation              9,453      142,551
G&K Services Inc. "A"                        7,105      141,656
Yellow Corporation+                          8,216      140,699
Zenith National Insurance Corp.              5,952      140,467
Fritz Companies Inc.+                       12,734      139,278
Marcus Corp.                                10,087      139,201
RLI Corp.                                    3,404      139,019
IHOP Corp.+                                  6,932      138,640
Buckeye Technologies Inc.+                  11,961      137,551
Armor Holdings Inc.+                         7,790      137,104
Valmont Industries Inc.                      8,064      136,584
ChemFirst Inc.                               5,125      136,581
Benchmark Electronics Inc.+                  6,763      131,878

--------------------------------------------------------------------------------
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

iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE

---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
School Specialty Inc.+                       6,052  $   130,496
Cato Corp. "A"                               8,616      129,779
Intermagnetics General Corp.+                5,316      128,913
Hutchinson Technology Inc.+*                 8,608      128,582
Bowne & Co. Inc.                            11,507      127,152
Kaman Corp. "A"                              7,705      126,169
Winnebago Industries Inc.                    7,112      125,882
Allen Telecom Inc.+                          9,691      125,014
International Multifoods Corp.               6,486      124,855
General Semiconductor Inc.+                 13,101      124,066
Hughes Supply Inc.                           8,423      123,144
Wet Seal Inc. "A"+                           4,793      122,821
Barnes Group Inc.                            6,450      122,550
Micros Systems Inc.+                         6,015      121,804
Pediatrix Medical Group Inc.+                5,485      121,767
Great Atlantic & Pacific Tea Co.            13,284      121,549
Interface Inc. "A"                          17,671      121,488
Chesapeake Corp.                             5,239      121,283
Regal-Beloit Corp.                           7,281      121,229
NUI Corp.                                    4,481      120,987
Chemed Corp.                                 3,470      120,582
AAR Corp.                                    9,331      119,064
Dimon Inc.                                  15,447      118,942
Electroglas Inc.+                            7,207      118,915
Bio-Technology General Corp.+               18,989      118,491
M.S. Carriers Inc.+                          3,865      118,366
Monaco Coach Corp.+                          6,560      117,818
Ryan's Family Steak Houses Inc.+            11,042      117,321
Pioneer-Standard Electronics Inc.            9,543      116,902
APW Ltd.+                                   13,580      116,516
O'Charley's Inc.+                            5,524      115,659
American States Water Co.                    3,492      115,620
Viasat Inc.+                                 7,619      115,237
Brown Shoe Company Inc.                      6,109      115,155
GBC Bancorp                                  3,991      113,743
Arctic Cat Inc.                              8,262      113,086
Pep Boys-Manny Moe & Jack Inc.              18,490      112,604
Commercial Metals Co.                        4,485      112,573
Harmonic Inc.+*                             20,010      112,556
Applied Industrial Technologies Inc.         6,853      112,389
Pericom Semiconductor Corp.+                 8,643      111,279
Aaron Rents Inc. "B"                         6,872      110,639
URS Corp.+                                   5,820      110,580
Anchor BanCorp Wisconsin Inc.                7,937      110,126
Cohu Inc.                                    7,010      109,093
Arkansas Best Corp.+                         6,924      109,053
Nuevo Energy Co.+                            6,109      108,251
Thomas Industries Inc.                       5,227      108,199
Stride Rite Corp.                           14,412      108,090
Brush Engineered Materials                   5,742      107,088
Watsco Inc.                                  9,204      106,582
Parexel International Corp.+                 8,513      105,880
CACI International Inc. "A"+                 3,919      105,813
Universal Forest Products Inc.               6,926      104,756
Polymedica Industries Corp.+*                4,594      104,514
Gardner Denver Inc.+                         5,319      104,252
Profit Recovery Group International Inc.
  (The)+                                    16,615      103,844
Systems & Computer Technology Corp.+        11,294      103,764
Mutual Risk Management Ltd.                 14,268      103,443
Southwest Securities Group Inc.*             5,508      102,889
Remington Oil & Gas Corp.+                   7,442      102,793
Fleetwood Enterprises Inc.*                 11,346      102,681
Conmed Corp.+                                5,311      101,905
Myers Industries Inc.                        7,481      100,994
Ciber Inc.+                                 20,643      100,738
SLI Inc.                                    12,023      100,392
Checkpoint Systems Inc.+                    10,485       99,083
Symmetricom Inc.+                            8,128       98,552
Robbins & Myers Inc.                         3,802       97,331
RTI International Metals Inc.+               7,224       97,163
Standex International Corp.                  4,216       96,757
Pinnacle Entertainment Inc.+                 9,148       96,054
Tetra Technologies Inc.+                     4,719       95,560
Midway Games Inc.+                          13,070       95,411
Volt Information Sciences Inc.+              5,268       94,771
Fremont General Corp.                       24,232       94,020
Mesa Air Group Inc.+                        11,173       93,574
Inter-Tel Inc.                               9,159       93,307
Elcor Corp.                                  6,651       92,981
Schweitzer-Mauduit International Inc.        5,192       91,639
Photon Dynamics Inc.+                        4,329       91,450
Sturm Ruger & Co. Inc.                       9,312       91,444
Omnova Solutions Inc.                       13,722       91,114
Thor Industries Inc.                         4,156       90,393
K Swiss Inc. "A"                             3,481       89,201
United Natural Foods Inc.+                   6,339       89,126
ESS Technology Inc.+                        15,225       87,544
Astec Industries Inc.+                       6,671       87,140
Group 1 Automotive Inc.+                     6,911       86,733
CDI Corp.+                                   6,615       85,995
Bel Fuse Inc. "B"                            3,684       85,883
Southwestern Energy Company                  8,664       85,774
Steak n Shake Company (The)+                 9,880       84,968

--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 61
iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE

---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Landry's Seafood Restaurants Inc.            7,461  $    84,682
Gymboree Co.+                                8,446       84,460
Champion Enterprises Inc.+                  16,355       84,228
Quanex Corp.                                 4,691       84,203
Deltic Timber Corp.                          4,155       84,139
Standard Microsystems Corp.+                 5,533       83,341
Lawson Products Inc.                         3,359       83,135
New England Business Service Inc.            4,473       82,751
Wabash National Corp.                        7,964       81,631
Griffon Corporation+                        10,272       81,149
SPSS Inc.+                                   4,718       79,911
Shopko Stores Inc.+                          9,937       79,496
Aspect Communications Corp.+                17,745       78,466
Orbital Sciences Corp.+                     13,007       78,042
Cascade Natural Gas Corp.                    3,832       77,981
Pegasus Solutions Inc.+                      8,541       76,068
Midwest Express Holdings Inc.+               4,802       75,920
C-COR.net Corp.+                            11,185       74,800
Sola International Inc.+                     8,202       73,900
Magnetek Inc.+                               7,749       73,073
Caraustar Industries Inc.                    9,082       72,940
X-Rite Inc.                                  7,400       72,594
National Presto Industries Inc.              2,395       71,730
Nash Finch Co.                               3,975       69,066
Midas Inc.                                   5,255       68,841
Apogee Enterprises Inc.                      9,643       68,706
Bangor Hydro-Electric Co.                    2,555       67,018
SpeedFam-IPEC Inc.+                         10,356       66,990
Polaroid Corp.                              15,659       66,707
Concord Camera Corp.+                        9,440       66,670
Jakks Pacific Inc.+                          6,223       66,119
SCPIE Holdings Inc.                          3,237       65,711
Central Vermont Public Service
  Corporation                                3,980       65,630
Theragenics Corp.+                          10,225       65,338
Information Resources Inc.+                 10,028       65,182
Auspex Systems Inc.+                        15,558       64,177
Action Performance Companies Inc.+           5,680       63,900
Cleveland-Cliffs Inc.                        3,504       63,072
Itron Inc.+*                                 5,304       62,985
Salton Inc.+*                                4,119       62,609
Skyline Corp.                                2,897       62,488
Fedders Corp.                               11,069       61,986
MRO Software Inc.+                           7,634       61,549
Bell Microproducts Inc.+                     5,399       61,076
Audiovox Corp. "A"+                          7,811       59,803
Pope & Talbot Inc.                           4,790       59,396
Luby's Inc.                                  7,764       59,006
Franklin Covey Co.+                          7,151       57,852
Lydall Inc.+                                 5,485       57,044
Consolidated Graphics Inc.+                  4,509       56,362
K2 Inc.+                                     6,227       54,486
Quaker Chemical Corp.                        3,060       54,131
Flow International Corp.+                    5,127       53,833
Cash American Investments Inc.               8,810       53,741
BMC Industries Inc.                          9,491       52,960
Wolverine Tube Inc.+                         4,171       52,763
Bassett Furniture Industries Inc.            4,084       52,071
Butler Manufacturing Co.                     2,219       51,037
Gerber Scientific Inc.                       7,633       50,912
Goody's Family Clothing Inc.+               11,263       50,683
Davox Corp.+                                 4,434       50,437
Insurance Auto Auctions Inc.+                4,066       49,808
Applica Inc.+                                7,982       49,488
J & J Snack Foods Corp.+                     2,916       49,025
Coachmen Industries Inc.                     5,391       48,249
PC-Tel Inc.+                                 6,427       48,203
4Kids Entertainment Inc.+                    4,187       47,187
Concord Communications Inc.+                 5,710       46,751
Brightpoint Inc.+                           19,277       46,385
Oxford Industries Inc.                       2,555       46,246
Standard Motor Products Inc.                 4,302       45,601
Hancock Fabrics Inc.                         5,986       45,194
Labor Ready Inc.+                           14,339       45,168
TBC Corp.+                                   7,344       44,523
Discount Auto Parts Inc.+                    5,784       44,190
Castle (A.M.) & Co.                          4,876       43,835
Pac-West Telecomm Inc.+                     12,450       43,575
Cross (A.T.) Company+                        5,896       43,454
Building Materials Holdings Corp.+           4,434       43,370
Sierra Health Services Inc.+                 9,456       43,119
QRS Corp.+                                   5,061       43,019
eLoyalty Corp.+                             17,260       42,071
Kroll-O'Gara Co. (The)+                      7,730       41,549
Department 56 Inc.+                          4,647       41,358
Analysts International Corp.                 7,825       40,592
ZixIt Corp.+*                                5,747       40,409
Natures Sunshine Products Inc.               5,737       39,800
Material Sciences Corp.+                     4,942       39,783
Visual Networks Inc.+                       10,755       38,315
ePresence Inc.+                              8,197       37,399
Spacelabs Medical Inc.+                      3,304       37,170
E.W. Blanch Holdings Inc.                    4,495       35,735
Tenneco Automotive Inc.                     12,357       34,600
Angelica Corp.                               2,980       34,568


--------------------------------------------------------------------------------
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

iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES        VALUE

---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Computer Task Group Inc.                     7,230  $    33,619
Hartmarx Corp.+                             10,308       32,779
Green Mountain Power Corp.                   1,932       32,322
Network Equipment Technologies Inc.+         7,577       32,202
Nelson (Thomas) Inc.                         4,971       32,162
Enesco Group Inc.+                           4,669       31,096
Mississippi Chemical Corp.                   9,057       30,432
Digi International Inc.+                     5,259       30,404
AVT Corp.+                                  10,636       29,914
Robotic Vision Systems Inc.+                12,227       29,803
Ashworth Inc.+                               4,534       29,188
Haggar Corp.                                 2,246       28,777
Cone Mills Corp.+                            8,840       27,846
Jo-Ann Stores Inc.+                          6,299       27,716
Amcast Industrial Corp.                      2,911       26,927
Mayor's Jewelers Inc.+                       6,613       26,452
Brooktrout Inc.+                             4,268       26,408
Hall Kinion & Associates Inc.+               4,558       26,351
Osteotech Inc.+                              4,847       26,053
Innovex Inc.+                                5,190       25,626
Titan International Inc.                     7,184       25,503
Commonwealth Industries                      5,732       25,078
Intermet Corp.                               8,799       24,197
IMCO Recycling Inc.                          5,311       23,953
Huffy Corp.+                                 3,538       23,209
Penford Corp.                                2,584       22,772
Steel Technologies Inc.                      3,548       22,508
Lillian Vernon Corporation                   3,005       21,936
Hologic Inc.+                                5,355       21,420
Gottschalks Inc.+                            4,160       21,008
Edgewater Technology Inc.+                   4,307       17,699
Curative Health Services Inc.+               2,608       14,866
Casual Male Corp.                            4,640       13,920
Exabyte Corp.+                               8,411       12,091
Cyrk Inc.+                                   5,282       10,564
---------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $65,828,326)                                  64,390,148
---------------------------------------------------------------

SHORT TERM INSTRUMENTS - 2.20%
----------------------------------------------------------------
Dreyfus Money Market Fund++               $547,190   $   547,190
Federal National Mortgage Association
  Discount Note
  4.77%, 04/05/01++                        117,007       117,007
Goldman Sachs Financial Square Prime
  Obligation Fund++                        262,531       262,531
Providian Temp Cash Money Market Fund++    495,077       495,077
----------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $1,421,805)                                     1,421,805
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.01%
----------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $3,506 and an effective yield of
  4.90%.                                     3,504         3,504
----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $3,504)                                             3,504
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 102.06%
(Cost $67,253,635)                                    65,815,457
----------------------------------------------------------------
Other Assets, Less Liabilities -- (2.06%)             (1,325,788)
----------------------------------------------------------------
NET ASSETS -- 100.00%                                $64,489,669
================================================================


  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 63
iSHARES S&P GLOBAL 100 INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001



SECURITY                                    SHARES         VALUE

----------------------------------------------------------------

COMMON STOCKS - 99.73%
----------------------------------------------------------------

AUSTRALIA - 0.37%
----------------------------------------------------------------
Broken Hill Proprietary Co. Ltd.            25,228  $    240,905
News Corp. Ltd.                             18,530       140,202
----------------------------------------------------------------
                                                         381,107
----------------------------------------------------------------

BELGIUM - 0.21%
----------------------------------------------------------------
Fortis "B"                                   8,364       218,695
----------------------------------------------------------------
                                                         218,695
----------------------------------------------------------------

CANADA - 0.77%
----------------------------------------------------------------
Alcan Aluminium Ltd.                         3,400       122,400
Nortel Networks Corp+                       47,600       668,780
----------------------------------------------------------------
                                                         791,180
----------------------------------------------------------------

FINLAND - 1.58%
----------------------------------------------------------------
Nokia OYJ                                   68,000     1,632,000
----------------------------------------------------------------
                                                       1,632,000
----------------------------------------------------------------
FRANCE - 5.45%
----------------------------------------------------------------
Alcatel SA "A"                              18,734       563,935
Aventis SA                                  10,370       801,134
AXA UAP                                      4,760       526,709
Carrefour Supermarche SA                     9,078       493,079
France Telecom SA                            6,664       388,610
L'Oreal SA                                   4,760       321,715
Total SA "B"                                11,220     1,513,698
Vivendi Universal SA                        17,000     1,028,704
----------------------------------------------------------------
                                                       5,637,584
----------------------------------------------------------------
GERMANY - 4.29%
----------------------------------------------------------------
Allianz AG                                   1,700       488,579
BASF AG                                     10,200       405,745
Bayer AG*                                   10,200       431,563
DaimlerChrysler AG                          10,200       454,064
Deutsche Bank AG                            10,200       774,554
Deutsche Telekom AG*                        44,200     1,039,164
Siemens AG                                   6,800       690,883
Volkswagen AG*                               3,400       155,180
----------------------------------------------------------------
                                                       4,439,732
----------------------------------------------------------------

ITALY - 0.59%
----------------------------------------------------------------
Assicurazioni Generali SpA                  17,000  $    534,897
Fiat SpA                                     3,400        71,868
----------------------------------------------------------------
                                                         606,765
----------------------------------------------------------------

JAPAN - 5.25%
----------------------------------------------------------------
Bank of Tokyo-Mitsubishi Ltd.               30,600       273,396
Bridgestone Corp.                           10,200       103,316
Canon Inc.                                  13,600       492,754
Fuji Photo Film Co.                          6,800       251,250
Hitachi Ltd.                                47,600       406,713
Honda Motor Co. Ltd.                        10,200       415,862
Ito-Yokado Co. Ltd.                          3,400       164,612
Matsushita Electric Industrial Co. Ltd.     23,800       429,264
NEC Corp.                                   23,800       378,663
Sony Corp.                                  13,600       963,848
Toshiba Corp.                               44,200       257,642
Toyota Motor Corp.                          37,400     1,295,510
----------------------------------------------------------------
                                                       5,432,830
----------------------------------------------------------------

MEXICO - 0.10%
----------------------------------------------------------------
America Movil SA LIC CV ADR+                 6,800        99,620
----------------------------------------------------------------
                                                          99,620
----------------------------------------------------------------

NETHERLANDS - 2.51%
----------------------------------------------------------------
Koninklijke (Royal) Philips Electronics
  NV                                        20,400       544,680
Royal Dutch Petroleum Co. -- NY Shares      30,600     1,696,464
Unilever NV -- NY Shares                     6,800       357,952
----------------------------------------------------------------
                                                       2,599,096
----------------------------------------------------------------

SPAIN - 2.32%
----------------------------------------------------------------
Banco Bilbao Vizcaya SA                     47,192       640,820
Banco Santander Central Hispano SA          66,980       609,290
Repsol YPF SA                               13,362       235,699
Telefonica SA+                              56,250       899,769
Telefonica SA Rights+                       56,250        17,995
----------------------------------------------------------------
                                                       2,403,573
----------------------------------------------------------------

SWEDEN - 0.61%
----------------------------------------------------------------
Telefonaktiebolaget LM Ericsson AB         112,200       627,624
----------------------------------------------------------------
                                                         627,624
----------------------------------------------------------------


--------------------------------------------------------------------------------
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

iSHARES S&P GLOBAL 100 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                    SHARES         VALUE
----------------------------------------------------------------

COMMON STOCKS (CONTINUED)
----------------------------------------------------------------

SWITZERLAND - 3.99%
----------------------------------------------------------------
ABB Ltd.                                     3,400  $    246,874
Nestle SA                                      510     1,063,027
Novartis AG                                  1,020     1,592,336
Schweizerische Rueckversicherungs-
  Gesellschaft                                 170       341,901
UBS AG                                       6,120       879,929
----------------------------------------------------------------
                                                       4,124,067
----------------------------------------------------------------

UNITED KINGDOM - 12.86%
----------------------------------------------------------------
AstraZeneca PLC                             27,574     1,315,340
Barclays PLC                                25,976       809,480
BP Amoco PLC                               336,702     2,782,068
British Telecommunications PLC             103,394       748,624
Diageo PLC                                  47,906       480,847
Glaxo Smithkline PLC+                       92,751     2,424,214
HSBC Holdings PLC                          136,680     1,637,741
Marconi PLC                                 43,656       210,728
Reuters Group PLC                           21,658       262,896
Vodafone Group PLC ADR                     958,596     2,626,553
----------------------------------------------------------------
                                                      13,298,491
----------------------------------------------------------------
UNITED STATES - 58.83%
----------------------------------------------------------------
American International Group Inc.           34,000     2,737,000
AOL Time Warner Inc.+                       61,200     2,457,180
AT&T Corp.                                  57,800     1,231,140
Bristol-Myers Squibb Co.                    29,308     1,740,895
Chevron Corp.                               10,200       895,560
Citigroup Inc.                              71,400     3,211,572
Coca-Cola Co.                               34,000     1,535,440
Colgate-Palmolive Co.                        8,602       475,347
Compaq Computer Corp.                       27,200       495,040
Dell Computer Corp.+                        34,000       873,375
Dow Chemical Co.                            13,600       429,352
Du Pont (E.I.) de Nemours                   14,892       606,104
EMC Corp.+                                  32,776       963,614
Exxon Mobil Corp.                           51,000     4,131,000
Ford Motor Company                          27,200       764,864
General Electric Co.                       142,800     5,977,608

UNITED STATES (CONTINUED)
-----------------------------------------------------------------
General Motors Corp. "A"                     6,800   $    352,580
Gillette Co.                                13,600        423,912
Hewlett-Packard Co.                         27,200        850,544
Intel Corp.                                 95,744      2,519,264
International Business Machines Corp.       26,282      2,527,803
Johnson & Johnson                           20,400      1,784,388
JP Morgan Chase & Co.                       27,200      1,221,280
Kimberly-Clark Corp.                         8,092        548,880
Lucent Technologies Inc.                    50,184        500,334
McDonald's Corp.                            20,400        541,620
Merck & Co. Inc.                            34,000      2,580,600
Microsoft Corp.+                            75,650      4,137,109
Minnesota Mining & Manufacturing Co.         5,916        614,672
Morgan Stanley Dean Witter & Co.            17,000        909,500
PepsiCo Inc.                                20,400        896,580
Pfizer Inc.                                 94,180      3,856,671
Philip Morris Companies Inc.                30,600      1,451,970
Procter & Gamble Co.                        20,400      1,277,040
Texas Instruments Inc.                      27,200        842,656
Tyco International Ltd.                     25,160      1,087,667
United Technologies Corp.                    6,800        498,440
Wal-Mart Stores Inc.                        40,800      2,060,400
WorldCom Inc.+                              44,200        825,987
-----------------------------------------------------------------
                                                       60,834,988
-----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $121,733,276)                                  103,127,352
-----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 1.01%
-----------------------------------------------------------------
Dreyfus Money Market Fund++               $402,021        402,021
Federal National Mortgage Association
  Discount Note
  4.77%, 04/05/01++                         85,965         85,965
Goldman Sachs Financial Square Prime
  Obligation Fund++                        192,881        192,881
Providian Temp Cash Money Market Fund++    363,733        363,733
-----------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $1,044,600)                                      1,044,600
-----------------------------------------------------------------


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 65
iSHARES S&P GLOBAL 100 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                  PRINCIPAL         VALUE
-----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.07%
-----------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $70,071 and an effective yield of
  4.90%.                                  $ 70,042   $     70,042
-----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $70,042)                                            70,042
-----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 100.81%
(Cost $122,847,918)                                   104,241,994
-----------------------------------------------------------------
Other Assets, Less Liabilities -- (0.81%)                (835,199)
-----------------------------------------------------------------
NET ASSETS -- 100.00%                                $103,406,795
=================================================================


  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PAGE 66                                                                  iSHARES
iSHARES S&P EUROPE 350 INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001



SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS - 99.11%
------------------------------------------------------------------

AUSTRIA - 0.03%
------------------------------------------------------------------
OMV AG                                           392  $     30,662
VA Technologie AG                                294        10,969
------------------------------------------------------------------
                                                            41,631
------------------------------------------------------------------

BELGIUM - 1.12%
------------------------------------------------------------------
Algemene Maatschappij voor
  Nijverheidskredit NV                         3,038       106,804
Credit Communal de Belgique SA                 2,303       338,227
Electrabel SA                                  1,127       242,677
Fortis "B"                                    18,228       476,611
Groupe Bruxelles Lambert SA                      490       131,308
KBC Bankverzekerings Holding NV                8,526       331,736
UCB SA                                         3,136       101,264
------------------------------------------------------------------
                                                         1,728,627
------------------------------------------------------------------

DENMARK - 0.44%
------------------------------------------------------------------
Danske Bank A/S*                              19,600       309,116
Tele Danmark A/S*                              4,900       170,994
Vestas Wind Systems A/S                        4,900       207,615
------------------------------------------------------------------
                                                           687,725
------------------------------------------------------------------

FINLAND - 2.42%
------------------------------------------------------------------
Nokia OYJ                                    142,100     3,398,293
Sonera Group OYJ                               9,800        70,629
Stora Enso OYJ*                               14,700       138,759
UPM-Kymmene OYJ                                4,900       137,811
------------------------------------------------------------------
                                                         3,745,492
------------------------------------------------------------------

FRANCE - 14.30%
------------------------------------------------------------------
Accor SA                                       6,713       251,047
Air Liquide                                    3,087       432,477
Alcatel SA "A"                                34,447     1,036,930
Alstom                                         3,773       103,296
Assurances Generales de France                 3,087       181,239
Aventis SA                                    22,834     1,764,041
AXA UAP                                       12,201     1,350,078
BNP Parisbas SA                               12,887     1,079,401
Bouygues SA                                    5,390       180,016
Cap Gemini SA                                  2,940       335,914
Carrefour Supermarche SA                      19,453     1,056,605
Castorama Dubois Investissement SA               539       117,105
Christian Dior SA                              2,891       102,144
Compagnie de Saint Gobain                      2,842       408,394
Compagnie Generale des Etablissements
  Michelin "B"                                 4,606       149,338
Credit Lyonnais SA                             7,350       270,540
Dassault Systemes SA                           1,225        52,756
Essilor International SA                         196        55,986
Etablissements Economiques du Casino
  Guichard-Perrachon SA                        1,176       102,170
European Aeronautic Defence
  and Space Co.+                               5,537       102,244
France Telecom SA                             12,446       725,786
Groupe Danone                                  4,459       563,552
Lafarge SA                                     3,577       314,381
Lagardere S.C.A.                               4,655       234,634
Legrand SA                                       441        86,472
L'Oreal SA                                     8,869       599,431
LVMH                                          13,916       697,151
Pechiney SA "A"                                2,205        94,844
Pinault-Printemps-Redoute SA                   3,381       579,452
PSA Peugeot Citroen                            1,176       296,638
Renault SA                                     4,557       229,494
Sagem SA                                         490        37,898
Sanofi-Synthelabo SA                          10,633       590,624
Schneider SA*                                  4,606       267,181
Societe Generale "A"                          11,172       687,333
Societe Television Francaise 1*                4,312       147,234
Sodexho Alliance SA                            2,744       134,934
STMicroelectronics NV                         13,279       460,999
Suez Lyonnaise des Eaux SA                     5,831       855,850
Thales/Ex Thomson CSF                          1,960        82,084
Total SA "B"                                  23,961     3,232,595
Usinor SA*                                     8,281       101,166
Valeo SA                                       2,009        90,581
Vivendi Universal SA                          30,870     1,868,005
------------------------------------------------------------------
                                                        22,110,040
------------------------------------------------------------------

GERMANY - 10.37%
------------------------------------------------------------------
Adidas AG                                      2,450       128,143
Allianz AG                                     4,900     1,408,257
BASF AG*                                      19,600       779,666
Bayer AG                                      19,600       829,278
Bayerische Hypo-und Vereinsbank AG*           14,700       790,691
Bayerische Motoren Werke AG*                  19,600       595,517
Commerzbank AG*                               14,700       405,810
Continental AG                                 4,900        73,126
DaimlerChrysler AG*                           26,950     1,199,709
------------------------------------------------------------------

--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 67
iSHARES S&P EUROPE 350 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------

GERMANY (CONTINUED)
------------------------------------------------------------------
Degussa AG+                                    2,450  $     70,650
Deutsche Bank AG                              19,600     1,488,359
Deutsche Lufthansa AG*                        12,250       226,096
Deutsche Post AG+                              9,800       167,096
Deutsche Telekom AG*                          41,650       979,212
Dresdner Bank AG                              14,700       663,948
EM TV & Merchandising AG+                      2,450        12,166
Epcos AG+                                      2,450       140,503
Infineon Technologies AG+                      4,900       183,030
Linde AG                                       2,450       101,205
MAN AG                                         2,450        58,893
Metro AG                                       9,800       416,189
Muenchener Rueckversicherungs-
  Gesellschaft AG                              2,450       722,001
Preussag AG*                                   7,350       236,497
RWE AG                                        12,250       438,196
SAP AG                                         2,450       277,237
Schering AG                                    4,900       237,078
Siemens AG                                    17,150     1,742,449
Thyssen Krupp AG                              12,250       177,539
Veba AG*                                      22,050     1,041,657
Volkswagen AG                                  9,800       447,283
------------------------------------------------------------------
                                                        16,037,481
------------------------------------------------------------------

IRELAND - 0.79%
------------------------------------------------------------------
Allied Irish Bank PLC+                        27,930       281,805
Bank of Ireland                               31,066       256,928
CRH PLC+                                      12,544       191,833
CRH PLC Rights+                                   64           321
Elan Corporation PLC+                          9,163       491,253
------------------------------------------------------------------
                                                         1,222,140
------------------------------------------------------------------

ITALY - 6.03%
------------------------------------------------------------------
Alitalia SpA+                                 49,000        69,335
Alleanza Assicurazioni SpA                    24,500       305,983
Assicurazioni Generali SpA                    34,300     1,079,232
Banca di Roma SpA*                           122,500       129,091
Banca Fideuram SpA                            24,500       242,031
Banca Intesa SpA*                            147,000       560,717
Bipop Carire SpA                              49,000       229,972
Enel SpA*                                    119,805       389,594
ENI SpA*                                     166,600     1,083,533
Fiat SpA                                       9,800       207,148
Finmeccanica SpA+                            245,000       244,192
Mediaset SpA*                                 24,500       225,449
Mediobanca Banca SpA                          12,250       112,079
Mediolanum SpA+                               24,500       253,443
Olivetti SpA*                                220,500       420,538
Pirelli SpA                                   49,000       161,068
Riunione Adriatica di Sicurta SpA*            12,250       149,655
Rolo Banca SpA                                 4,900        83,290
San Paolo - IMI SpA*                          36,750       493,858
Seat-Paginne Gialle Spa+                     302,232       360,986
Telecom Italia Mobile SpA*                   110,250       740,307
Telecom Italia SpA*                           73,500       395,342
Telecom Italia SpA "A"                        75,950       760,973
Unicredito Italiano SpA*                     147,000       633,070
------------------------------------------------------------------
                                                         9,330,886
------------------------------------------------------------------

NETHERLANDS - 8.21%
------------------------------------------------------------------
ABN AMRO Holding NV                           41,650       758,842
Aegon NV                                      27,881       817,471
Akzo Nobel NV                                  9,751       402,453
ASM Lithography Holding NV+                   10,780       238,758
Burhmann NV                                    1,960        50,301
DSM NV                                         2,303        80,154
Elsevier NV                                   20,923       269,584
Equant NV+                                     4,802       116,696
Fortis Amev NV                                16,758       436,997
Getronics NV                                  11,515        48,882
Gucci Group NV                                   931        79,411
Hagemeyer NV                                   3,087        65,034
Heineken NV                                    8,918       464,794
ING Groep NV*                                 27,832     1,810,149
Koninklijke Ahold NV                          18,228       563,602
Numico NV*                                     4,606       187,634
Philips Electronics NV*                       37,439     1,023,346
Randstad Holding NV                            2,352        28,423
Royal Dutch Petroleum Co.                     60,760     3,363,777
Royal KPN NV                                  34,253       332,960
TNT Post Group NV                              9,114       189,844
Unilever NV - CVA                             16,268       859,303
United Pan-Europe Communications NV+           5,635        34,866
VNU NV                                         6,468       237,905
Wolters Kluwer NV - CVA                        9,457       236,801
------------------------------------------------------------------
                                                        12,697,987
------------------------------------------------------------------

NORWAY - 0.21%
------------------------------------------------------------------
Norsk Hydro ASA                                4,900       200,227

--------------------------------------------------------------------------------
PAGE 68                                                                  iSHARES
iSHARES S&P EUROPE 350 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------

NORWAY (CONTINUED)
------------------------------------------------------------------
Orkla ASA Foreign                              4,900  $     85,926
Petroleum Geo-Services+                        4,900        42,026
------------------------------------------------------------------
                                                           328,179
------------------------------------------------------------------

PORTUGAL - 0.59%
------------------------------------------------------------------
Banco Comercial Portugues SA "R"              55,615       252,220
Banco Espirito Santo e Comercial
  de Lisboa SA                                 2,940        43,411
Brisa-Auto Estradas de Portugal SA             9,702        90,131
Cimentos De Portugal SA                        3,038        93,453
Electricidade de Portugal SA                  50,029       131,911
Portugal Telecom                              31,752       270,695
Telecel-Comunicacoes Pessoais SA+              3,577        36,311
------------------------------------------------------------------
                                                           918,132
------------------------------------------------------------------

SPAIN - 4.35%
------------------------------------------------------------------
Acerinox SA                                    1,568        48,096
Altadis SA                                    10,045       123,600
Autopistas Concesionaria Espanola SA           4,557        44,857
Banco Bilbao Vizcaya SA                       90,944     1,234,929
Banco Popular Espanol SA                       7,007       230,017
Banco Santander Central Hispano SA           129,801     1,180,748
Bankinter SA                                   2,205        73,255
Endesa SA                                     30,135       495,808
Gas Natural SDG SA                             4,410        69,767
Iberdrola SA                                  26,705       377,414
Repsol YPF SA                                 28,322       499,586
Telefonica SA+                               124,723     1,995,057
Telefonica SA Rights+                        101,000        32,312
Terra Networks SA+                            17,689       163,397
Union Electrica Fenosa SA                      8,281       150,949
------------------------------------------------------------------
                                                         6,719,792
------------------------------------------------------------------

SWEDEN - 2.21%
------------------------------------------------------------------
Atlas Copco AB "B"                             4,900        82,422
Electrolux AB "B"*                             9,800       129,420
Hennes & Mauritz AB "B"*                      14,700       206,882
Nordea AB*                                    73,500       446,358
Sandvik AB                                     4,900        89,271
Securitas AB "B"*                              9,800       163,428
Skandia Forsakrings AB                        29,400       262,145
Skandinaviska Enskilda Banken (SEB) "A"       14,700       130,364
Skanska AB "A"                                 2,450        87,618
Svenska Cellulosa AB "B"                       4,900       100,135
Svenska Handelsbanken AB "B"*                 19,600       280,566
Telefonakfiebolaget Ericsson AB "B"*         205,800     1,120,849
Telia AB+                                     29,400       162,955
Volvo AB "B"                                   9,800       152,564
------------------------------------------------------------------
                                                         3,414,977
------------------------------------------------------------------

SWITZERLAND - 9.13%
------------------------------------------------------------------
ABB Ltd.                                       9,800       711,577
Adecco SA                                        490       256,394
Cie de Financement Foncier                       245       550,484
Clariant AG                                      490       133,562
Credit Suisse Group                            6,860     1,207,705
Nestle SA                                      1,225     2,553,348
Novartis AG                                    2,450     3,824,728
Roche Holding AG                                  98       705,930
SAirGroup                                        490        50,121
Schweizerische Rueckversicherungs-
  Gesellschaft                                   490       985,478
Swisscom AG                                      490       110,125
Syngenta AG+                                   3,925       201,305
UBS AG                                        14,210     2,043,102
Zurich Financial Services AG                   2,401       788,665
------------------------------------------------------------------
                                                        14,122,524
------------------------------------------------------------------

UNITED KINGDOM - 38.91%
------------------------------------------------------------------
Abbey National PLC                            40,621       648,210
Aegis Group PLC                               36,750        65,478
Alliance & Leicester PLC                      18,179       187,631
Allied Domecq PLC                             36,358       215,247
AMVESCAP PLC                                  20,237       294,489
Anglo American PLC                             7,938       451,913
Arm Holdings PLC+                             28,371       132,515
Associated British Foods PLC                  13,230        83,583
AstraZeneca PLC                               57,330     2,734,767
AWG PLC                                        9,261        75,929
BAA PLC                                       36,358       321,321
BAE Systems PLC                              101,871       454,131
Bank of Scotland                              42,581       423,170
Barclays PLC                                  47,139     1,468,974
Bass PLC                                      29,890       292,802
BBA Group PLC                                 14,994        54,283
BG Group PLC                                 119,266       465,638
Billiton PLC                                  55,321       250,151
Blue Circle Industries PLC                    21,467       146,594
BOC Group PLC                                 16,758       227,922
------------------------------------------------------------------


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 69
iSHARES S&P EUROPE 350 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCK (CONTINUED)
------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)
------------------------------------------------------------------
Boots Co. PLC                                 30,625  $    272,612
BP Amoco PLC                                 732,697     6,054,056
BPB Industries PLC                            15,582        53,314
British Airways PLC                           36,799       164,569
British American Tobacco PLC                  61,985       456,724
British Land Co. PLC                          17,640       124,967
British Sky Broadcasting Group PLC+           22,393       263,870
British Telecommunications PLC               186,494     1,350,310
Bunzl PLC                                     15,582        92,738
Cable & Wireless PLC                          79,429       535,637
Cadbury Schweppes PLC                         69,139       441,708
Capita Group PLC                              22,197       150,633
Carlton Communications PLC                    21,805       121,351
Centrica PLC                                 136,073       457,845
CGU PLC                                       63,994       880,820
Chub PLC+                                     24,892        50,359
CMG PLC+                                      20,335       173,075
Cobham PLC                                     3,136        50,374
Colt Telecom PLC+                             17,248       179,981
Compass Group PLC+                            73,794       525,922
Cookson Group PLC                             24,696        51,365
Corus Group PLC                              106,134        94,173
Daily Mail and General Trust "A"               9,457        97,340
Diageo PLC                                    90,650       909,881
Dimension Data Holdings PLC+                  36,652       147,781
Dixons Group PLC                              65,023       256,860
Electrocomponents PLC                         14,749       114,747
EMAP PLC                                       8,624        88,521
EMI Group PLC                                 26,803       172,949
Energis PLC+                                  28,567       113,154
Enterprise Oil PLC                            16,954       136,234
Exel PLC                                      10,094       120,377
FirstGroup PLC                                14,749        63,918
FKI PLC                                       19,551        53,085
Gallaher Group PLC                            21,413       130,720
GKN PLC "B"                                   24,549       251,809
Glaxo Smithkline PLC+                        201,792     5,274,197
Granada Compass PLC                           73,794       181,504
Great Universal Stores PLC                    34,251       240,702
Halifax Group PLC                             63,945       651,823
Hammerson PLC                                  9,702        69,145
Hanson PLC                                    24,990       144,310
Hays PLC                                      58,751       236,255
Hilton Group PLC                              51,009       147,732
HSBC Holdings PLC                            299,341     3,586,794
IMI PLC                                       11,956        44,132
Imperial Chemical Industries PLC*             24,794       151,008
Imperial Tobacco Group PLC                    17,738       170,739
Innogy Holdings PLC                           13,870        37,413
Invensys PLC                                 119,070       226,519
J Sainsbury PLC                               39,935       218,281
Johnson Matthey PLC                            7,546       102,310
Kingfisher PLC                                46,844       302,598
Land Securities PLC                           17,787       222,220
Lattice Group PLC+                           119,266       231,555
Legal & General Group PLC                    174,930       402,322
Lloyds TSB Group PLC                         168,805     1,657,209
Logica PLC                                    13,671       192,147
Lonrho PLC                                     6,027        74,442
Marconi PLC                                   92,806       447,975
Marks & Spencer PLC                           97,853       369,532
Misys PLC                                     19,551       139,893
National Grid Group PLC                       50,519       390,168
Next PLC                                      11,662       146,692
Northern Rock PLC                             14,357       103,340
Nycomed Amersham PLC "A"                      21,560       150,290
Old Mutual PLC                               117,257       246,380
P&O Princess Cruises PLC+                     22,785        88,957
Pearson PLC                                   22,157       386,914
Peninsular & Oriental Steam
  Navigation Co. PLC                          22,785        85,398
Pilkington PLC                                37,436        56,337
Powergen PLC                                  22,148       224,822
Provident Financial PLC                        8,428        95,723
Prudential Corp. PLC                          56,350       602,004
Psion PLC                                     10,878        16,756
Railtrack Group PLC                           17,493       170,616
Rank Group PLC                                23,863        62,082
Reckitt Benckiser PLC                         17,885       228,016
Reed International PLC                        39,004       361,594
Rentokil Initial PLC                          77,665       207,296
Reuters Group PLC                             40,621       493,078
Rio Tinto PLC                                 30,870       536,873
RMC Group PLC                                  8,918        82,929
Rolls Royce PLC                               48,804       151,395
Royal Bank of Scotland Group PLC              80,458     1,826,485
Royal Sun Alliance Industries Group PLC       48,657       330,542
Safeway PLC                                   35,672       166,239
Sage Group PLC                                43,120       151,209

--------------------------------------------------------------------------------
PAGE 70                                                                  iSHARES
iSHARES S&P EUROPE 350 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001


SECURITY                                      SHARES         VALUE
------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)
------------------------------------------------------------------
Schroders PLC                                  4,606  $     68,988
Scottish & Southern Energy PLC                29,155       257,249
Scottish Newcastle Breweries PLC              21,217       156,333
Scottish Power PLC                            62,916       418,026
Sema Group PLC                                 9,504        75,021
Severn Trent PLC                              11,662       114,986
Shell Transport & Trading Co. PLC            322,959     2,494,277
Slough Estates PLC                            12,789        68,667
Smith W.H. Group PLC                           8,526        64,154
Smiths Group PLC                              14,558       159,557
South African Breweries PLC                   19,208       124,623
Spirent PLC                                   21,168       106,687
Standard Chartered PLC                        31,066       375,771
Tate & Lyle PLC                               14,651        47,581
Telewest Communications PLC+                  48,167        78,300
Tesco PLC                                    197,225       702,811
3i Group PLC                                  20,580       327,821
Tomkins PLC                                   32,340        67,723
Trinity Mirror PLC                             9,849        67,397
Unilever PLC                                  82,810       596,646
United News & Media PLC                       17,150       156,557
United Utilities PLC                          18,718       162,633
Vodafone Group PLC ADR                     2,089,556     5,725,383
Whitbread Holdings PLC                        16,905       138,361
WM Morrison Supermarkets PLC                  49,294       138,565
Wolseley PLC                                  19,551       115,191
WPP Group PLC                                 26,362       279,574
------------------------------------------------------------------
                                                        60,172,301
------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $170,680,635)                                   153,277,914
------------------------------------------------------------------

PREFERRED STOCKS - 0.36%
------------------------------------------------------------------

GERMANY - 0.36%
------------------------------------------------------------------
SAP AG - Vorzug                                4,900       555,120
------------------------------------------------------------------
                                                           555,120
------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $815,806)                                           555,120
------------------------------------------------------------------

Security                                   Principal       Value
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 7.27%
------------------------------------------------------------------
Dreyfus Money Market Fund++               $4,327,815  $  4,327,815
Federal National Mortgage Association
  Discount Note
  4.77%, 04/05/01++                          873,548       873,548
Goldman Sachs Financial Square Prime
  Obligation Fund+++                       2,128,268     2,128,268
Providian Temp Cash Money Market Fund++    3,915,637     3,915,637
------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $11,245,268)                                     11,245,268
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.24%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $371,786 and an effective yield of
  4.90%.                                     371,634       371,634
------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $371,634)                                           371,634
------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 106.98%
(Cost $183,113,343)                                    165,449,936
------------------------------------------------------------------
Other Assets, Less Liabilities -- (6.98%)              (10,793,492)
------------------------------------------------------------------
NET ASSETS -- 100.00%                                 $154,656,444
==================================================================

  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 71
iSHARES S&P/TSE 60 INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001



SECURITY                                   SHARES       VALUE
-------------------------------------------------------------

COMMON STOCKS - 99.67%
-------------------------------------------------------------
Nortel Networks Corp.                      55,599  $  783,056
Toronto Dominion Bank                      18,300     457,760
BCE Inc.                                   16,500     370,313
Candian National Railway Company            8,505     320,143
Canadian Pacific Ltd.                       8,700     315,968
Bank of Nova Scotia                        12,000     307,010
Canadian Imperial Bank of Commerce          8,700     274,372
Bombardier Inc. "B"                        19,800     273,345
Manulife Financial Corp.                   10,180     267,861
Magna International Inc. "A"                4,500     206,833
Precision Drilling Corp.+                   5,616     201,295
Thomson Corp.                               6,000     199,670
Edperbrascan Corp. "A"                     11,700     190,790
Royal Bank of Canada                        6,300     188,230
Inco Ltd.+                                 12,192     180,282
Bank of Montreal                            6,252     156,548
Placer Dome Inc.                           17,025     146,088
Celestica Inc.+                             5,100     139,296
Sun Life Financial Services of Canada       6,900     133,272
Shaw Communications Inc. "B"                6,000     115,319
Transcanada Pipelines Ltd.                  8,262     100,666
Quebecor World Inc.                         4,500      99,171
Anderson Exploration Ltd.+                  4,250      96,083
Dofasco Inc.                                6,300      93,956
Potash Corp. of Saskatchewan Inc.           1,500      87,230
Suncor Energy Inc.                          3,300      84,721
Gulf Canada Resources Ltd.+                15,300      83,714
Rogers Communications "B"                   5,100      75,575
Alcan Aluminum Ltd.                         2,100      75,204
Domtar Inc.                                 7,416      67,627
Canadian Natural Resources Ltd.             2,300      66,490
Noranda Corp.                               6,000      60,224
Hudson Bay Company                          5,100      54,582
Enbridge Inc.                               2,034      54,550
United Dominion Industries Ltd.             2,577      54,066
Nova Chemicals Corp.                        2,400      47,769
Mitel Corp.+                                6,000      47,572
Biovail Corporation+                          800      29,384
Alberta Energy Co. Ltd.                       650      28,773
National Bank of Canada                     1,200      21,141
Abitibi-Consolidated Inc.                   2,400      18,710
Canadian Tire Corp. Ltd. "A"                1,200      17,098
ATI Technologies Inc.+                      3,900      16,795

                                        SHARES OR
SECURITY                                PRINCIPAL       VALUE
---------------------------------------------------------------

Petro-Canada                                  690      15,486
Barrick Gold Corp.                            420       5,921
---------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $8,800,358)                                  6,629,959
---------------------------------------------------------------

REPURCHASE AGREEMENT - 0.13%
---------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $8,792 and an effective yield of
  4.90%.                                  $ 8,788       8,788
-------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $8,788)                                          8,788
-------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 99.80%
(Cost $8,809,146)                                   6,638,747
-------------------------------------------------------------
Other Assets, Less Liabilities -- 0.20%                13,004
-------------------------------------------------------------
NET ASSETS -- 100.00%                              $6,651,751
=============================================================
+Non-income earning securities.


SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PAGE 72                                                                  iSHARES
iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001



SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS - 100.01%
---------------------------------------------------------------
Amgen Inc.+                                322,481  $19,409,325
Biogen Inc.+                                56,014    3,546,386
Chiron Corp.+                               74,134    3,252,629
Genzyme Corp. - General Division+           35,048    3,165,886
MedImmune Inc.+                             83,677    3,001,912
Immunex Corp.+                             190,195    2,722,166
Millennium Pharmaceuticals Inc.+            83,238    2,535,429
Human Genome Sciences Inc.+                 50,224    2,310,304
IDEC Pharmaceuticals Corp.+                 56,636    2,265,440
Aviron+                                     40,478    1,682,367
Gilead Sciences Inc.+                       51,682    1,679,665
ATSI Communications Inc.+                   68,436    1,621,078
BioChem Pharma Inc.+                        53,334    1,620,020
ICOS Corp.+                                 32,920    1,563,700
Celgene Corp.+                              62,134    1,553,350
Imclone Systems Inc.+                       45,652    1,515,076
Incyte Genomics Inc.+                       96,878    1,487,077
Praecis Pharmaceuticals Inc.+               73,432    1,464,051
Vertex Pharmaceuticals Inc.+                39,286    1,438,850
Protein Design Labs Inc.+                   32,240    1,434,680
CuraGen Corp.+                              60,706    1,422,797
Alkermes Inc.+                              64,626    1,417,733
Inhale Therapeutic Systems Inc.+            66,263    1,416,372
Cephalon Inc.+                              29,087    1,397,994
OSI Pharmaceuticals Inc.+                   35,044    1,388,619
Scios Inc.+                                 58,989    1,356,747
Enzon Inc.+                                 28,250    1,341,875
Medarex Inc.+                               78,579    1,311,287
Myriad Genetics Inc.+                       31,630    1,282,992
QLT Inc.+                                   62,821    1,272,125
Tularik Inc.+                               64,135    1,218,565
COR Therapeutics Inc.+                      53,764    1,209,690
Cell Therapeutics Inc.+                     66,926    1,200,485
NPS Pharmaceuticals Inc.+                   57,028    1,197,588
Regeneron Pharmaceuticals Inc.+             53,110    1,178,378
Cubist Pharmaceuticals Inc.+                45,974    1,126,363
CV Therapeutics Inc.+                       32,757    1,080,981
Tanox Inc.+                                 55,518    1,079,131
Intermune Pharmaceuticals Inc.+             48,252    1,013,292
Ligand Pharmaceuticals Inc. "B"+           101,094      988,826
Immunogen Inc.+                             73,312      980,548
Affymetrix Inc.+                            34,532      960,421
Neurocrine Biosciences Inc.+                46,478      958,609
Luminex Corp.+                              48,268      889,941
Alexion Pharmaceuticals Inc.+               37,895      864,480
Trimeris Inc.+                              28,376      851,280
Corixa Corp.+                               92,722      741,776
Cell Genesys Inc.+                          51,748      737,409
Exelixis Inc.+                              69,648      605,067
Gene Logic Inc.+                            36,070      604,172
Guilford Pharmaceuticals Inc.+              32,540      601,990
Aurora Biosciences Corp.+                   29,656      530,101
Lexicon Genetics Inc.+                      69,736      457,643
Antigenics Inc.+                            30,056      450,840
Transkaryotic Therapies Inc.+               24,455      429,491
Viropharma Inc.+                            14,583      421,084
Isis Pharmaceuticals Inc.+                  45,466      420,560
Supergen Inc.+                              35,446      365,537
Kos Pharmaceuticals Inc.+                   19,518      342,785
United Therapeutics Inc.+                   18,466      322,001
EntreMed Inc.+                              19,236      319,798
NeoPharm Inc.+                              13,752      293,089
Emisphere Technologies Inc.+                19,544      279,724
Sangamo BioSciences Inc.+                   24,332      261,569
Arqule Inc.+                                19,058      252,518
Matrix Pharmaceutical Inc.+                 25,528      229,752
Geron Corp.+                                21,376      223,112
Corvas International Inc.+                  23,992      215,928
Avigen Inc.+                                17,440      212,550
Vical Inc.+                                 18,573      177,604
DUSA Pharmaceuticals Inc.+                  10,598      141,086
Onyx Pharmaceuticals Inc.+                  13,797      134,521
Dendreon Corp+                              18,246      126,582
Progenics Pharmaceuticals Inc.+             10,212      116,800
Generex Biotechnology Corp.+                14,046       93,055
Ribozyme Pharmaceuticals Inc.+              10,868       67,273
----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $127,576,600)                                 99,851,927
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.06%
----------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 03/30/01,
  due 04/02/01, with a maturity value of
  $64,320 and an effective yield of
  4.90%.                                  $ 64,294       64,294
----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $64,294)                                          64,294
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 100.07%
(Cost $127,640,894)                                  99,916,221
----------------------------------------------------------------
Other Assets, Less Liabilities -- (0.07%)               (69,059)
----------------------------------------------------------------
NET ASSETS -- 100.00%                               $99,847,162
================================================================
+  Non-income earning securities.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 73
iSHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2001



                                                                iSHARES S&P
                                          --------------------------------------------------------
                                                                         500/BARRA     500/BARRA
                                              100            500           GROWTH        VALUE
                                           INDEX FUND     INDEX FUND     INDEX FUND    INDEX FUND
--------------------------------------------------------------------------------------------------

ASSETS
Investments at cost                       $110,056,565  $3,473,134,642  $186,351,955  $421,561,271
                                          --------------------------------------------------------
Investments in securities, at market
  value (Note 1)+                         $ 88,888,699  $2,946,239,697  $152,463,132  $394,838,071
Receivables:
   Investment securities sold                   24,244       5,330,836       473,098       176,512
   Dividends and interest                       92,462       2,439,171       114,568       458,225
                                          --------------------------------------------------------
Total Assets                                89,005,405   2,954,009,704   153,050,798   395,472,808
                                          --------------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased                   -       4,967,347       423,423       204,348
   Collateral for securities on loan
     (Note 5)                                  207,129      71,643,776    11,066,458    27,393,319
   iShares redeemed                                  -         198,225             -        65,460
   Due to bank                                   1,838               -             -             -
   Advisory fees (Note 2)                       34,710         361,560        40,812       105,852
                                          --------------------------------------------------------
Total Liabilities                              243,677      77,170,908    11,530,693    27,768,979
                                          --------------------------------------------------------

NET ASSETS                                $ 88,761,728  $2,876,838,796  $141,520,105  $367,703,829
                                          ========================================================

NET ASSETS CONSIST OF:
   Paid-in capital                        $110,662,948  $3,418,283,618  $184,633,405  $395,636,395
   Undistributed net investment income          22,497       1,235,065        18,145       248,953
   Undistributed net realized loss            (755,851)    (15,784,942)   (9,242,622)   (1,458,319)
   Net unrealized depreciation             (21,167,866)   (526,894,945)  (33,888,823)  (26,723,200)
                                          --------------------------------------------------------
NET ASSETS                                $ 88,761,728  $2,876,838,796  $141,520,105  $367,703,829
                                          ========================================================

iShares outstanding                          1,500,000      24,750,000     2,500,000     6,200,000
                                          ========================================================

Net asset value per iShare                $      59.17  $       116.24  $      56.61  $      59.31
                                          ========================================================

--------------------------------------------------------------------------------

  + Includes securities on loan with market values of $201,620, $69,183,533, $10,746,838 and $26,533,747, respectively. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PAGE 74                                                                  iSHARES
iSHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MARCH 31, 2001

                                                                     iSHARES S&P
                                          ------------------------------------------------------------------
                                                           MIDCAP       MIDCAP                    SMALLCAP
                                             MIDCAP      400/BARRA     400/BARRA     SMALLCAP     600/BARRA
                                              400          GROWTH        VALUE         600         GROWTH
                                           INDEX FUND    INDEX FUND   INDEX FUND    INDEX FUND   INDEX FUND
------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                       $201,414,764  $203,850,871  $85,164,771  $230,884,133  $33,014,506
                                          ------------------------------------------------------------------
Investments in securities, at market
  value (Note 1)+                         $173,097,330  $178,655,051  $84,478,472  $219,587,439  $28,704,804
Receivables:
   Investment securities sold                        -     6,540,891      759,220       857,040      364,761
   Dividends and interest                      149,574        46,303      103,583       144,464        6,744
   iShares sold                                      -             -            -        55,261            -
                                          ------------------------------------------------------------------
Total Assets                               173,246,904   185,242,245   85,341,275   220,644,204   29,076,309
                                          ------------------------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased              22,161     7,110,860      843,523     1,097,660      452,208
   Collateral for securities on loan
     (Note 5)                               16,395,025    15,993,047    6,424,040    11,403,706    1,449,621
   iShares redeemed                            767,291             -            -             -            -
   Advisory fees (Note 2)                       57,559        45,877       30,176        61,373       12,266
                                          ------------------------------------------------------------------
Total Liabilities                           17,242,036    23,149,784    7,297,739    12,562,739    1,914,095
                                          ------------------------------------------------------------------

NET ASSETS                                $156,004,868  $162,092,461  $78,043,536  $208,081,465  $27,162,214
                                          ==================================================================

NET ASSETS CONSIST OF:
   Paid-in capital                        $187,565,311  $194,155,534  $79,215,973  $221,731,108  $34,697,724
   Undistributed net investment income          43,810         5,811       32,131        79,441            -
   Undistributed net realized loss          (3,286,819)   (6,873,064)    (518,269)   (2,432,390)  (3,225,808)
   Net unrealized depreciation             (28,317,434)  (25,195,820)    (686,299)  (11,296,694)  (4,309,702)
                                          ------------------------------------------------------------------
NET ASSETS                                $156,004,868  $162,092,461  $78,043,536  $208,081,465  $27,162,214
                                          ==================================================================

iShares outstanding                          1,700,000     1,600,000      950,000     2,050,000      400,000
                                          ==================================================================

Net asset value per iShare                $      91.77  $     101.31  $     82.15  $     101.50  $     67.91
                                          ==================================================================

--------------------------------------------------------------------------------

  + Includes securities on loan with market values of $15,843,126, $15,519,010, $6,180,234, $10,920,434 and $1,403,011, respectively. See
      Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iSHARES FINANCIAL STATEMENTS                                             PAGE 75
iSHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MARCH 31, 2001

                                                              iSHARES S&P                       iSHARES NASDAQ
                                          ----------------------------------------------------  --------------
                                           SMALLCAP
                                           600/BARRA                                                 BIO-
                                             VALUE      GLOBAL 100    EUROPE 350     /TSE 60      TECHNOLOGY
                                          INDEX FUND    INDEX FUND    INDEX FUND   INDEX FUND     INDEX FUND
--------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                       $67,253,635  $122,847,918  $183,113,343  $8,809,146    $127,640,894
                                          --------------------------------------------------------------------
Foreign currency, at cost                 $         -  $     70,599  $     63,683  $    5,107    $          -
                                          --------------------------------------------------------------------
Investments in securities, at market
  value (Note 1)+                         $65,815,457  $104,241,994  $165,449,936  $6,638,747    $ 99,916,221
Foreign currency, at value                          -        69,261        62,731       5,010               -
Cash                                                -             -             -         842               -
Receivables:
   Investment securities sold                  13,235             -             -           -               -
   Dividends and interest                      64,624       210,919       513,977      13,079               9
   iShares sold                                41,002             -             -           -               -
                                          --------------------------------------------------------------------
Total Assets                               65,934,318   104,522,174   166,026,644   6,657,678      99,916,230
                                          --------------------------------------------------------------------

LIABILITIES
Payables:
   Collateral for securities on loan
     (Note 5)                               1,421,805     1,044,600    11,245,268           -               -
   Advisory fees (Note 2)                      22,844        70,779       124,932       5,927          69,068
                                          --------------------------------------------------------------------
Total Liabilities                           1,444,649     1,115,379    11,370,200       5,927          69,068
                                          --------------------------------------------------------------------

NET ASSETS                                $64,489,669  $103,406,795  $154,656,444  $6,651,751    $ 99,847,162
                                          ====================================================================

NET ASSETS CONSIST OF:
   Paid-in capital                        $66,187,423  $122,234,830  $175,722,618  $8,847,179    $130,086,009
   Undistributed net investment income
     (loss)                                    40,531        96,157       192,538       7,344         (68,930)
   Undistributed net realized loss           (300,107)     (314,928)   (3,586,127)    (32,083)     (2,445,244)
   Net unrealized depreciation             (1,438,178)  (18,609,264)  (17,672,585) (2,170,689)    (27,724,673)
                                          --------------------------------------------------------------------
NET ASSETS                                $64,489,669  $103,406,795  $154,656,444  $6,651,751    $ 99,847,162
                                          ====================================================================

iShares outstanding                           850,000     1,700,000     2,450,000     150,000       1,300,000
                                          ====================================================================

Net asset value per iShare                $     75.87  $      60.83  $      63.13  $    44.35    $      76.81
                                          ====================================================================

--------------------------------------------------------------------------------

  + Includes securities on loan with market values of $1,341,838, $989,899, $10,648,006, $ - and $ -, respectively. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PAGE 76                                                                  iSHARES
iSHARES TRUST
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2001

                                                                           iSHARES S&P
                                          ------------------------------------------------------------------------------
                                                                                      500/BARRA           500/BARRA
                                                 100                 500                GROWTH              VALUE
                                            INDEX FUND (3)      INDEX FUND (1)      INDEX FUND (2)      INDEX FUND (2)
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends+                                $    799,983       $  16,937,374        $    562,403        $  2,319,175
   Interest                                         1,926              58,567               4,554               9,101
   Securities lending income                           15              28,725               1,189               5,207
                                          ------------------------------------------------------------------------------
Total investment income                           801,924          17,024,666             568,146           2,333,483
                                          ------------------------------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                                  129,813           1,383,992             161,066             246,793
                                          ------------------------------------------------------------------------------
Total expenses                                    129,813           1,383,992             161,066             246,793
                                          ------------------------------------------------------------------------------
Net investment income                             672,111          15,640,674             407,080           2,086,690
                                          ------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) from
     investments                               (7,703,309)         29,660,250          (9,062,793)          9,252,905
   Net change in unrealized depreciation
     on investments                           (21,167,866)       (526,894,945)        (33,888,823)        (26,723,200)
                                          ------------------------------------------------------------------------------
Net realized and unrealized loss              (28,871,175)       (497,234,695)        (42,951,616)        (17,470,295)
                                          ------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                            $(28,199,064)      $(481,594,021)       $(42,544,536)       $(15,383,605)
                                          ==============================================================================
------------------------------------------------------------------------------------------------------------------------
+Net of foreign withholding tax of:          $        411       $      35,541        $        373        $      4,301
------------------------------------------------------------------------------------------------------------------------

 (1) For the period from May 15, 2000 (commencement of operations) to March 31, 2001.
 (2) For the period from May 22, 2000 (commencement of operations) to March 31, 2001.
 (3) For the period from October 23, 2000 (commencement of operations) to March 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iSHARES FINANCIAL STATEMENTS                                             PAGE 77
iSHARES TRUST
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED MARCH 31, 2001



                                                                          ISHARES S&P
                               --------------------------------------------------------------------------------------------------
                                                         MIDCAP              MIDCAP                                 SMALLCAP
                                     MIDCAP            400/BARRA           400/BARRA            SMALLCAP           600/BARRA
                                      400                GROWTH              VALUE                600                GROWTH
                                 INDEX FUND (1)      INDEX FUND (2)      INDEX FUND (2)      INDEX FUND (1)      INDEX FUND (2)
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends                      $  1,845,682        $    129,126         $  529,889         $    643,810        $    35,034
   Interest                              7,977               3,509              2,192                5,068                865
   Securities lending income            14,258               3,838              1,155               25,260              2,844
                               --------------------------------------------------------------------------------------------------
Total investment income              1,867,917             136,473            533,236              674,138             38,743
                               --------------------------------------------------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                       350,529             111,350             72,013              166,136             38,901
                               --------------------------------------------------------------------------------------------------
Total expenses                         350,529             111,350             72,013              166,136             38,901
                               --------------------------------------------------------------------------------------------------
Net investment income (loss)         1,517,388              25,123            461,223              508,002               (158)
                               --------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS)
   Net realized gain (loss)
     from investments               26,831,230          (4,917,468)         3,306,517            5,066,964           (870,412)
   Net change in unrealized
     depreciation on
     investments                   (28,317,434)        (25,195,820)          (686,299)         (11,296,694)        (4,309,702)
                               --------------------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss)                       (1,486,204)        (30,113,288)         2,620,218           (6,229,730)        (5,180,114)
                               --------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                      $     31,184        $(30,088,165)        $3,081,441         $ (5,721,728)       $(5,180,272)
                               ==================================================================================================
---------------------------------------------------------------------------------------------------------------------------------


 (1) For the period from May 22, 2000 (commencement of operations) to March 31, 2001.
 (2) For the period from July 24, 2000 (commencement of operations) to March 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PAGE 78                                                                  iSHARES
iSHARES TRUST
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED MARCH 31, 2001

                                                                    iSHARES S&P                                    iSHARES NASDAQ
                                   ------------------------------------------------------------------------------  --------------
                                        SMALLCAP
                                       600/BARRA                                                                        BIO-
                                         VALUE             GLOBAL 100          EUROPE 350           /TSE 60          TECHNOLOGY
                                     INDEX FUND (2)      INDEX FUND (4)      INDEX FUND (3)      INDEX FUND (1)    INDEX FUND (5)
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends+                         $   243,087         $    440,796        $    764,476        $    85,334       $          -
   Interest                                   948                3,491               4,598              1,010                138
   Securities lending income                1,699                2,197              16,031                  -                  -
                                   ----------------------------------------------------------------------------------------------
Total investment income                   245,734              446,484             785,105             86,344                138
                                   ----------------------------------------------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                           49,623              138,080             272,425             34,330             69,068
                                   ----------------------------------------------------------------------------------------------
Total expenses                             49,623              138,080             272,425             34,330             69,068
                                   ----------------------------------------------------------------------------------------------
Net investment income (loss)              196,111              308,404             512,680             52,014            (68,930)
                                   ----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS)
   Net realized gain (loss) from:
      Investments                       2,212,842             (314,928)         (3,586,126)            39,223         (2,445,244)
      Foreign currency
        transactions                            -               (9,246)            (80,783)            (3,019)                 -
                                   ----------------------------------------------------------------------------------------------
   Net realized gain (loss)             2,212,842             (324,174)         (3,666,909)            36,204         (2,445,244)
                                   ----------------------------------------------------------------------------------------------
   Net change in unrealized
     depreciation on:
      Investments                      (1,438,178)         (18,605,924)        (17,663,407)        (2,170,399)       (27,724,673)
      Translation of assets and
        liabilities in foreign
        currencies                              -               (3,340)             (9,178)              (290)                 -
                                   ----------------------------------------------------------------------------------------------
   Net change in unrealized
     depreciation                      (1,438,178)         (18,609,264)        (17,672,585)        (2,170,689)       (27,724,673)
                                   ----------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss)                                  774,664          (18,933,438)        (21,339,494)        (2,134,485)       (30,169,917)
                                   ----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                          $   970,775         $(18,625,034)       $(20,826,814)       $(2,082,471)      $(30,238,847)
                                   ==============================================================================================
---------------------------------------------------------------------------------------------------------------------------------
+Net of foreign withholding tax
  of:                                 $         -         $     26,320        $     96,879        $    14,676       $          -
---------------------------------------------------------------------------------------------------------------------------------

 (1) For the period from June 12, 2000 (commencement of operations) to March 31, 2001.
 (2) For the period from July 24, 2000 (commencement of operations) to March 31, 2001.
 (3) For the period from July 25, 2000 (commencement of operations) to March 31, 2001.
 (4) For the period from December 5, 2000 (commencement of operations) to March 31, 2001.
 (5) For the period from February 5, 2001 (commencement of operations) to March 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iSHARES FINANCIAL STATEMENTS                                             PAGE 79
iSHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 2001

                                                                           iSHARES S&P
                                          ------------------------------------------------------------------------------
                                                                                      500/BARRA           500/BARRA
                                                 100                 500                GROWTH              VALUE
                                            INDEX FUND (3)      INDEX FUND (1)      INDEX FUND (2)      INDEX FUND (2)
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
   Net investment income                    $     672,111       $   15,640,674       $    407,080        $  2,086,690
   Net realized gain (loss)                    (7,703,309)          29,660,250         (9,062,793)          9,252,905
   Net change in unrealized depreciation      (21,167,866)        (526,894,945)       (33,888,823)        (26,723,200)
                                          ------------------------------------------------------------------------------
Net decrease in net assets resulting
  from operations                             (28,199,064)        (481,594,021)       (42,544,536)        (15,383,605)
                                          ------------------------------------------------------------------------------

DISTRIBUTIONS TO iSHAREHOLDERS:
   From net investment income                    (649,614)         (14,405,609)          (388,935)         (1,837,737)
   From net realized gain                               -             (978,894)          (179,829)           (485,753)
                                          ------------------------------------------------------------------------------
Total distributions to iShareholders             (649,614)         (15,384,503)          (568,764)         (2,323,490)
                                          ------------------------------------------------------------------------------

iSHARES TRANSACTIONS:
   iShares sold                               255,638,224        3,970,896,590        184,633,405         450,615,485
   iShares redeemed                          (138,027,818)        (597,079,270)                 -         (65,204,561)
                                          ------------------------------------------------------------------------------
Net increase in net assets from iShares
  transactions                                117,610,406        3,373,817,320        184,633,405         385,410,924
                                          ------------------------------------------------------------------------------
Increase in net assets                         88,761,728        2,876,838,796        141,520,105         367,703,829

NET ASSETS:
Beginning of period                                     -                    -                  -                   -
                                          ------------------------------------------------------------------------------
End of period                               $  88,761,728       $2,876,838,796       $141,520,105        $367,703,829
                                          ==============================================================================

Undistributed net investment income
  included in net assets at end of
  period                                    $      22,497       $    1,235,065       $     18,145        $    248,953
                                          ==============================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                                 3,510,000           29,500,000          2,500,000           7,300,000
   iShares redeemed                            (2,010,000)          (4,750,000)                 -          (1,100,000)
                                          ------------------------------------------------------------------------------
Net increase in iShares outstanding             1,500,000           24,750,000          2,500,000           6,200,000
                                          ==============================================================================

------------------------------------------------------------------------------------------------------------------------

 (1) For the period from May 15, 2000 (commencement of operations) to March 31, 2001.
 (2) For the period from May 22, 2000 (commencement of operations) to March 31, 2001.
 (3) For the period from October 23, 2000 (commencement of operations) to March 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PAGE 80                                                                  iSHARES
iSHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED MARCH 31, 2001

                                                                          iSHARES S&P
                               --------------------------------------------------------------------------------------------------
                                                         MIDCAP              MIDCAP                                 SMALLCAP
                                     MIDCAP            400/BARRA           400/BARRA            SMALLCAP           600/BARRA
                                      400                GROWTH              VALUE                600                GROWTH
                                 INDEX FUND (1)      INDEX FUND (2)      INDEX FUND (2)      INDEX FUND (1)      INDEX FUND (2)
---------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
  ASSETS

OPERATIONS:
   Net investment income
     (loss)                      $   1,517,388        $     25,123        $    461,223        $    508,002        $       (158)
   Net realized gain (loss)         26,831,230          (4,917,468)          3,306,517           5,066,964            (870,412)
   Net change in unrealized
     depreciation                  (28,317,434)        (25,195,820)           (686,299)        (11,296,694)         (4,309,702)
                               --------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting from
  operations                            31,184         (30,088,165)          3,081,441          (5,721,728)         (5,180,272)
                               --------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
  ISHAREHOLDERS:
   From net investment income       (1,473,578)            (19,312)           (429,092)           (428,561)             (1,515)
   From net realized gain             (701,610)           (351,372)            (79,322)         (1,403,931)           (154,251)
                               --------------------------------------------------------------------------------------------------
Total distributions to
  iShareholders                     (2,175,188)           (370,684)           (508,414)         (1,832,492)           (155,766)
                               --------------------------------------------------------------------------------------------------

iSHARES TRANSACTIONS:
   iShares sold                    359,352,127         265,907,708          88,151,375         236,569,338          47,626,303
   iShares redeemed               (201,203,255)        (73,356,398)        (12,680,866)        (20,933,653)        (15,128,051)
                               --------------------------------------------------------------------------------------------------
Net increase in net assets
  from iShares transactions        158,148,872         192,551,310          75,470,509         215,635,685          32,498,252
                               --------------------------------------------------------------------------------------------------
Increase in net assets             156,004,868         162,092,461          78,043,536         208,081,465          27,162,214

NET ASSETS:
Beginning of period                          -                   -                   -                   -                   -
                               --------------------------------------------------------------------------------------------------
End of period                    $ 156,004,868        $162,092,461        $ 78,043,536        $208,081,465        $ 27,162,214
                               ==================================================================================================

Undistributed net investment
  income included in net
  assets at end of period        $      43,810        $      5,811        $     32,131        $     79,441        $          -
                               ==================================================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                      3,650,000           2,200,000           1,100,000           2,250,000             600,000
   iShares redeemed                 (1,950,000)           (600,000)           (150,000)           (200,000)           (200,000)
                               --------------------------------------------------------------------------------------------------
Net increase in iShares
  outstanding                        1,700,000           1,600,000             950,000           2,050,000             400,000
                               ==================================================================================================

---------------------------------------------------------------------------------------------------------------------------------

(1) For the period from May 22, 2000 (commencement of operations) to March 31, 2001.
(2) For the period from July 24, 2000 (commencement of operations) to March 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iSHARES FINANCIAL STATEMENTS                                             PAGE 81
iSHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD ENDED MARCH 31, 2001

                                                                    iSHARES S&P                                    iSHARES NASDAQ
                                   ------------------------------------------------------------------------------  --------------
                                         SMALLCAP
                                        600/BARRA                                                                        BIO-
                                          VALUE             GLOBAL 100          EUROPE 350           /TSE 60          TECHNOLOGY
                                      INDEX FUND (2)      INDEX FUND (4)      INDEX FUND (3)      INDEX FUND (1)    INDEX FUND (5)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
   Net investment income (loss)       $   196,111         $    308,404        $    512,680        $    52,014       $    (68,930)
   Net realized gain (loss)             2,212,842             (324,174)         (3,666,909)            36,204         (2,445,244)
   Net change in unrealized
     depreciation                      (1,438,178)         (18,609,264)        (17,672,585)        (2,170,689)       (27,724,673)
                                   ----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                              970,775          (18,625,034)        (20,826,814)        (2,082,471)       (30,238,847)
                                   ----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO iSHAREHOLDERS:
   From net investment income            (155,580)            (203,001)           (239,360)           (41,650)                 -
   From net realized gain                 (85,751)                   -                   -            (71,307)                 -
                                   ----------------------------------------------------------------------------------------------
Total distributions to
  iShareholders                          (241,331)            (203,001)           (239,360)          (112,957)                 -
                                   ----------------------------------------------------------------------------------------------

iSHARES TRANSACTIONS:
   iShares sold                        71,163,205          122,234,830         175,722,618          8,847,179        130,086,009
   iShares redeemed                    (7,402,980)                   -                   -                  -                  -
                                   ----------------------------------------------------------------------------------------------
Net increase in net assets from
  iShares transactions                 63,760,225          122,234,830         175,722,618          8,847,179        130,086,009
                                   ----------------------------------------------------------------------------------------------
Increase in net assets                 64,489,669          103,406,795         154,656,444          6,651,751         99,847,162

NET ASSETS:
Beginning of period                             -                    -                   -                  -                  -
                                   ----------------------------------------------------------------------------------------------
End of period                         $64,489,669         $103,406,795        $154,656,444        $ 6,651,751       $ 99,847,162
                                   ==============================================================================================

Undistributed net investment
  income (loss) included in net
  assets at end of period             $    40,531         $     96,157        $    192,538        $     7,344       $    (68,930)
                                   ==============================================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                           950,000            1,700,000           2,450,000            150,000          1,300,000
   iShares redeemed                      (100,000)                   -                   -                  -                  -
                                   ----------------------------------------------------------------------------------------------
Net increase in iShares
  outstanding                             850,000            1,700,000           2,450,000            150,000          1,300,000
                                   ==============================================================================================

---------------------------------------------------------------------------------------------------------------------------------

(1) For the period from June 12, 2000 (commencement of operations) to March 31, 2001.
(2) For the period from July 24, 2000 (commencement of operations) to March 31, 2001.
(3) For the period from July 25, 2000 (commencement of operations) to March 31, 2001.
(4) For the period from December 5, 2000 (commencement of operations) to March 31, 2001.
(5) For the period from February 5, 2001 (commencement of operations) to March 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PAGE 82                                                                  iSHARES
iSHARES TRUST
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
FOR THE PERIOD ENDED MARCH 31, 2001

                                                                                iSHARES S&P
                                            ------------------------------------------------------------------------------------

                                                                                            500/BARRA             500/BARRA
                                                   100                   500                  GROWTH                VALUE
                                              INDEX FUND (3)        INDEX FUND (1)        INDEX FUND (2)        INDEX FUND (2)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 73.44              $   145.24             $  82.15              $  60.20
                                            ------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                            0.31                    1.06                 0.25                  0.65
   Net realized and unrealized loss               (14.28)                 (28.98)              (25.44)                (0.78)
                                            ------------------------------------------------------------------------------------
Total from investment operations                  (13.97)                 (27.92)              (25.19)                (0.13)
                                            ------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                           (0.30)                  (1.01)               (0.24)                (0.61)
   Net realized gain                                   -                   (0.07)               (0.11)                (0.15)
                                            ------------------------------------------------------------------------------------
Total distributions                                (0.30)                  (1.08)               (0.35)                (0.76)
                                            ------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $ 59.17              $   116.24             $  56.61              $  59.31
                                            ====================================================================================

TOTAL RETURN (NOT ANNUALIZED)                     (19.07)%                (19.32)%             (30.75)%               (0.27)%
                                            ====================================================================================

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)              $88,762              $2,876,839             $141,520              $367,704
   Ratio of expenses to average net
     assets+                                        0.20%                   0.09%                0.18%                 0.18%
   Ratio of net investment income to
     average net assets+                            1.03%                   1.06%                0.45%                 1.51%
   Portfolio turnover rate++                           5%                      5%                  31%                    9%
--------------------------------------------------------------------------------------------------------------------------------

(1) For the period from May 15, 2000 (commencement of operations) to March 31, 2001.
(2) For the period from May 22, 2000 (commencement of operations) to March 31, 2001.
(3) For the period from October 23, 2000 (commencement of operations) to March 31, 2001.
  +  Annualized for periods of less than one year.
 ++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iSHARES FINANCIAL HIGHLIGHTS                                             PAGE 83
iSHARES TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
FOR THE PERIOD ENDED MARCH 31, 2001

                                                                             iSHARES S&P
                                       --------------------------------------------------------------------------------------
                                                               MIDCAP           MIDCAP                            SMALLCAP
                                             MIDCAP          400/BARRA        400/BARRA          SMALLCAP        600/BARRA
                                              400              GROWTH           VALUE              600             GROWTH
                                         INDEX FUND (1)    INDEX FUND (2)   INDEX FUND (2)    INDEX FUND (1)   INDEX FUND (2)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  92.63          $ 135.73         $ 72.40           $  97.95         $  83.34
                                       --------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                        0.72              0.01            0.78               0.38             0.00*
   Net realized and unrealized gain
     (loss)                                    (0.59)           (33.95)           9.86               4.63           (14.81)
                                       --------------------------------------------------------------------------------------
Total from investment operations                0.13            (33.94)          10.64               5.01           (14.81)
                                       --------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                       (0.69)            (0.01)          (0.75)             (0.34)           (0.00)*
   Net realized gain                           (0.30)            (0.47)          (0.14)             (1.12)           (0.62)
                                       --------------------------------------------------------------------------------------
Total distributions                            (0.99)            (0.48)          (0.89)             (1.46)           (0.62)
                                       --------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $  91.77          $ 101.31         $ 82.15           $ 101.50         $  67.91
                                       ======================================================================================

TOTAL RETURN (NOT ANNUALIZED)                   0.04%           (25.08)%         14.71%              5.08%          (17.86)%
                                       ======================================================================================

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)         $156,005          $162,092         $78,044           $208,081         $ 27,162
   Ratio of expenses to average net
     assets+                                    0.20%             0.25%           0.25%              0.20%            0.25%
   Ratio of net investment income to
     average net assets+                        0.86%             0.06%           1.58%              0.61%            0.00%**
   Portfolio turnover rate++                      32%               67%             17%                28%              77%

-----------------------------------------------------------------------------------------------------------------------------

(1) For the period from May 22, 2000 (commencement of operations) to March 31, 2001.
(2) For the period from July 24, 2000 (commencement of operations) to March 31, 2001.
  +  Annualized for periods of less than one year.
 ++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
  *  Rounds to less than $0.01.
 **  Rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PAGE 84                                                                  iSHARES
iSHARES TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
FOR THE PERIOD ENDED MARCH 31, 2001

                                                         iSHARES S&P                            iSHARES NASDAQ
                                --------------------------------------------------------------  --------------
                                   SMALLCAP
                                  600/BARRA                                                          BIO-
                                    VALUE         GLOBAL 100      EUROPE 350       /TSE 60        TECHNOLOGY
                                INDEX FUND (2)  INDEX FUND (4)  INDEX FUND (3)  INDEX FUND (1)  INDEX FUND (5)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                           $  68.34        $  72.50        $  79.32        $  59.00        $  99.66
                                ------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
   Net investment income
     (loss)                            0.43            0.18            0.38            0.35           (0.05)
   Net realized and unrealized
     gain (loss)                       7.82          (11.73)         (16.30)         (14.24)         (22.80)
                                ------------------------------------------------------------------------------
Total from investment
  operations                           8.25          (11.55)         (15.92)         (13.89)         (22.85)
                                ------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income              (0.38)          (0.12)          (0.27)          (0.28)              -
   Net realized gain                  (0.34)              -               -           (0.48)              -
                                ------------------------------------------------------------------------------
Total distributions                   (0.72)          (0.12)          (0.27)          (0.76)              -
                                ------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $  75.87        $  60.83        $  63.13        $  44.35        $  76.81
                                ==============================================================================

TOTAL RETURN (NOT ANNUALIZED)         12.13%         (15.94)%        (20.10)%        (23.80)%        (22.93)%
                                ==============================================================================

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (000s)                        $ 64,490        $103,407        $154,656        $  6,652        $ 99,847
   Ratio of expenses to
     average net assets+               0.25%           0.40%           0.60%           0.50%           0.50%
   Ratio of net investment
     income (loss) to average
     net assets+                       0.98%           0.88%           1.12%           0.76%          (0.50)%
   Portfolio turnover rate++             17%              5%             24%             50%              9%

-------------------------------------------------------------------------------------------------------------

(1) For the period from June 12, 2000 (commencement of operations) to March 31, 2001.
(2) For the period from July 24, 2000 (commencement of operations) to March 31, 2001.
(3) For the period from July 25, 2000 (commencement of operations) to March 31, 2001.
(4) For the period from December 5, 2000 (commencement of operations) to March 31, 2001.
(5) For the period from February 5, 2001 (commencement of operations) to March 31, 2001.
  +  Annualized for periods of less than one year.
 ++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iSHARES FINANCIAL HIGHLIGHTS                                             PAGE 85
iSHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    As of March 31, 2001, the iShares Trust (the "Trust") offers 40 investment portfolios or funds. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

    The funds offered by the Trust, along with their respective Exchange trading symbols are:

iSHARES S&P SERIES                 iSHARES DOW JONES SERIES           iSHARES RUSSELL SERIES
------------------                 ------------------------           ----------------------
-  iSHARES S&P 100 INDEX FUND      -  iSHARES DOW JONES U.S. TOTAL    -  iSHARES RUSSELL 3000 INDEX
   (OEF)                              MARKET INDEX FUND (IYY)            FUND (IWV)
-  iSHARES S&P 500 INDEX FUND      -  iSHARES DOW JONES U.S. BASIC    -  iSHARES RUSSELL 3000 GROWTH
   (IVV)                              MATERIALS SECTOR INDEX FUND        INDEX FUND (IWZ)
-  iSHARES S&P 500/BARRA GROWTH       (IYM)                           -  iSHARES RUSSELL 3000 VALUE
   INDEX FUND (IVW)                -  iSHARES DOW JONES U.S.             INDEX FUND (IWW)
-  iSHARES S&P 500/BARRA VALUE        CONSUMER CYCLICAL SECTOR INDEX  -  iSHARES RUSSELL 2000 INDEX
   INDEX FUND (IVE)                   FUND (IYC)                         FUND (IWM)
-  iSHARES S&P MIDCAP 400 INDEX    -  iSHARES DOW JONES U.S.          -  iSHARES RUSSELL 2000 GROWTH
   FUND (IJH)                         CONSUMER NON-CYCLICAL SECTOR       INDEX FUND (IWO)
-  iSHARES S&P MIDCAP 400/BARRA       INDEX FUND (IYK)                -  iSHARES RUSSELL 2000 VALUE
   GROWTH INDEX FUND (IJK)         -  iSHARES DOW JONES U.S. ENERGY      INDEX FUND (IWN)
-  iSHARES S&P MIDCAP 400/BARRA       SECTOR INDEX FUND (IYE)         -  iSHARES RUSSELL 1000 INDEX
   VALUE INDEX FUND (IJJ)          -  iSHARES DOW JONES U.S.             FUND (IWB)
-  iSHARES S&P SMALLCAP 600 INDEX     FINANCIAL SECTOR INDEX FUND     -  iSHARES RUSSELL 1000 GROWTH
   FUND (IJR)                         (IYF)                              INDEX FUND (IWF)
-  iSHARES S&P SMALLCAP 600/BARRA  -  iSHARES DOW JONES U.S.          -  iSHARES RUSSELL 1000 VALUE
   GROWTH INDEX FUND (IJT)            HEALTHCARE SECTOR INDEX FUND       INDEX FUND (IWD)
-  iSHARES S&P SMALLCAP 600/BARRA     (IYH)
   VALUE INDEX FUND (IJS)          -  iSHARES DOW JONES U.S.          iSHARES COHEN & STEERS SERIES
-  iSHARES S&P GLOBAL 100 INDEX       INDUSTRIAL SECTOR INDEX FUND    -----------------------------
   FUND (IOO)                         (IYJ)                           -  iSHARES COHEN & STEERS REALTY
-  iSHARES S&P EUROPE 350 INDEX    -  iSHARES DOW JONES U.S.             MAJORS INDEX FUND (ICF)
   FUND (IEV)                         TECHNOLOGY SECTOR INDEX FUND
-  iSHARES S&P/TSE 60 INDEX FUND      (IYW)                           iSHARES NASDAQ SERIES
   (IKC)                           -  iSHARES DOW JONES U.S.          ---------------------
                                      TELECOMMUNICATIONS SECTOR INDEX -  iSHARES NASDAQ BIOTECHNOLOGY
                                      FUND (IYZ)                         INDEX FUND (IBB)
                                   -  iSHARES DOW JONES U.S.
                                      UTILITIES SECTOR INDEX FUND     iSHARES GOLDMAN SACHS SERIES
                                      (IDU)                           ----------------------------
                                   -  iSHARES DOW JONES U.S.          -  iSHARES GOLDMAN SACHS
                                      CHEMICALS INDEX FUND (IYD)         TECHNOLOGY INDEX FUND (IGM)
                                   -  iSHARES DOW JONES U.S.
                                      FINANCIAL SERVICES INDEX FUND
                                      (IYG)
                                   -  iSHARES DOW JONES U.S.
                                      INTERNET INDEX FUND (IYV)
                                   -  iSHARES DOW JONES U.S. REAL
                                      ESTATE INDEX FUND (IYR)


    The investment objective of each fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each fund. The investment advisor uses a "passive" or index approach to try to achieve each fund's investment objective.

    These financial statements relate to the iShares S&P Series and iShares Nasdaq Series of investment portfolios (each a "Fund", collectively the "Funds"). The iShares S&P 100, iShares S&P 500/BARRA Growth, iShares S&P Global 100, iShares S&P/TSE 60 and

--------------------------------------------------------------------------------
PAGE 86                                                                  iSHARES
iSHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

iShares Nasdaq Biotechnology Index Funds are classified as non-diversified funds under the 1940 Act. Each of the other iShares S&P Index Funds is classified as a diversified fund. Non-diversified funds generally hold fewer stocks than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

    The iShares S&P Global 100, Europe 350 and TSE 60 Index Funds invest in the securities of foreign issuers, which may subject them to investment risks not normally associated with investing in the securities of United States corporations.

    The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

    SECURITY VALUATION

    Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there was no sale price, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual Funds are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by the Board of Trustees of the Trust.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

    FOREIGN CURRENCY TRANSLATION

    The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

    Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

    DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

    FEDERAL INCOME TAXES

    Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of

--------------------------------------------------------------------------------
iSHARES NOTES TO THE FINANCIAL STATEMENTS                                PAGE 87
iSHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended March 31, 2001.

    From November 1, 2000 to March 31, 2001, certain of the Funds incurred net realized capital losses or net foreign currency losses. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ending March 31, 2002.



  ----------------------------------
                            DEFERRED
                        NET REALIZED
  iSHARES INDEX FUND  CAPITAL LOSSES
  ----------------------------------
  S&P 100             $      590,611
  S&P 500                  1,979,090
  S&P 500/BARRA
    Growth                 6,965,766
  S&P 500/BARRA
    Value                    252,295
  S&P MidCap 400           2,094,131
  S&P MidCap
    400/BARRA Growth       6,000,545
  S&P MidCap
    400/BARRA Value          100,547
  S&P SmallCap 600           790,808
  S&P SmallCap
    600/BARRA Growth       2,017,526
  S&P SmallCap
    600/BARRA Value          115,155
  S&P Global 100             291,639
  S&P Europe 350             299,474
  S&P/TSE 60                  20,970
  ----------------------------------


    At March 31, 2001, the iShares S&P Europe 350 Index Fund and the iShares Nasdaq Biotechnology Index Fund had tax basis net capital loss carryforwards of $3,295 and $2,285,057, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration date (March 31, 2009), whichever occurs first.

--------------------------------------------------------------------------------
PAGE 88                                                                  iSHARES
iSHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

    For the period ended March 31, 2001, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 iShares ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the following gains and (losses) have been reclassified from accumulated net realized gains or losses to paid-in-capital:



  --------------------------------
  iSHARES INDEX FUND        AMOUNT
  --------------------------------
  S&P 100             $ (6,523,490)
  S&P 500               46,390,921
  S&P 500/BARRA
    Value               10,445,807
  S&P MidCap 400        32,153,632
  S&P MidCap
    400/BARRA Growth     2,484,124
  S&P MidCap
    400/BARRA Value      3,767,050
  S&P SmallCap 600       6,272,738
  S&P SmallCap
    600/BARRA Growth     2,354,459
  S&P SmallCap
    600/BARRA Value      2,459,428
  --------------------------------


    REPURCHASE AGREEMENTS

    Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement, that involves a counterparty and IBT (see Note 2). The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

    The repurchase agreements held by the Funds at March 31, 2001 were fully collateralized by U.S. Government obligations with an interest rate of 6.25%, a maturity date of 10/30/01 and aggregate market values as follows:



  -----------------------------
                      AGGREGATE
                         MARKET
  iSHARES INDEX FUND      VALUE
  -----------------------------
  S&P 500             $ 902,285
  S&P 500/BARRA
    Growth               20,742
  S&P 500/BARRA
    Value               103,711
  S&P MidCap 400         72,598
  S&P MidCap
    400/BARRA Growth     31,113
  S&P MidCap
    400/BARRA Value      41,484
  S&P SmallCap 600       20,742
  S&P SmallCap
    600/BARRA Growth     10,371
  S&P SmallCap
    600/BARRA Value      10,371
  S&P Global 100         72,598
  S&P Europe 350        383,731
  S&P/TSE 60             10,371
  Nasdaq
    Biotechnology        72,598
  -----------------------------


--------------------------------------------------------------------------------
iSHARES NOTES TO THE FINANCIAL STATEMENTS                                PAGE 89
iSHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under this agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

    For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:



  ----------------------------
                      ADVISORY
  iSHARES INDEX FUND       FEE
  ----------------------------
  S&P 100                 0.20%
  S&P 500                 0.09
  S&P 500/BARRA
    Growth                0.18
  S&P 500/BARRA
    Value                 0.18
  S&P MidCap 400          0.20
  S&P MidCap
    400/BARRA Growth      0.25
  S&P MidCap
    400/BARRA Value       0.25
  S&P SmallCap 600        0.20
  S&P SmallCap
    600/BARRA Growth      0.25
  S&P SmallCap
    600/BARRA Value       0.25
  S&P Global 100          0.40
  S&P Europe 350          0.60
  S&P/TSE 60              0.50
  Nasdaq
    Biotechnology         0.50
  ----------------------------


    Investors Bank & Trust Company ("IBT") serves as administrator, custodian, transfer agent and securities lending agent for the Funds. As compensation for its services, IBT receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

    SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The distributor will deliver the Prospectus and Statement of Additional Information, if so requested, to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.

--------------------------------------------------------------------------------
PAGE 90                                                                  iSHARES
iSHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

    Barclays Global Investors Services ("BGIS"), a subsidiary of Barclays Global Investors, N.A., served as a broker-dealer for certain of the Funds. For the period ended March 31, 2001, BGIS received the following amounts in brokerage commissions from these funds, related to the purchases and sales of portfolio investments:



  -------------------------------
                      COMMISSIONS
                          PAID TO
  iSHARES INDEX FUND         BGIS
  -------------------------------
  S&P MidCap 400      $     1,662
  S&P MidCap
    400/BARRA Growth        1,474
  -------------------------------


    Certain of the officers of the Trust are also employees of IBT.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

    Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the period ended March 31, 2001, were as follows:



  ----------------------------------------------
  iSHARES INDEX FUND     PURCHASES         SALES
  ----------------------------------------------
  S&P 100             $  8,469,407  $  8,727,123
  S&P 500               93,113,331    88,337,832
  S&P 500/BARRA
    Growth              33,981,070    34,199,281
  S&P 500/BARRA
    Value               14,875,313    14,955,452
  S&P MidCap 400        65,444,817    65,847,626
  S&P MidCap
    400/BARRA Growth    42,792,212    42,607,460
  S&P MidCap
    400/BARRA Value      8,239,236     7,344,920
  S&P SmallCap 600      27,704,965    28,064,944
  S&P SmallCap
    600/BARRA Growth    18,135,252    17,820,473
  S&P SmallCap
    600/BARRA Value      5,786,553     5,307,869
  S&P Global 100         5,595,464     5,460,390
  S&P Europe 350        16,216,160    16,027,926
  S&P/TSE 60             4,512,655     4,197,708
  Nasdaq
    Biotechnology        9,662,232     9,700,224
  ----------------------------------------------


--------------------------------------------------------------------------------
iSHARES NOTES TO THE FINANCIAL STATEMENTS                                PAGE 91
iSHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

    In-kind transactions for the period ended March 31, 2001 were as follows:



  ------------------------------------------------
                             IN-KIND       IN-KIND
  iSHARES INDEX FUND       PURCHASES         SALES
  ------------------------------------------------
  S&P 100             $  265,114,366  $147,303,905
  S&P 500              3,962,792,180   596,616,076
  S&P 500/BARRA
    Growth               184,549,321            --
  S&P 500/BARRA
    Value                480,330,541    95,428,413
  S&P MidCap 400         386,587,360   228,058,218
  S&P MidCap
    400/BARRA Growth     271,802,477    79,234,809
  S&P MidCap
    400/BARRA Value       95,806,257    21,297,287
  S&P SmallCap 600       244,081,270    29,325,015
  S&P SmallCap
    600/BARRA Growth      50,996,449    18,879,277
  S&P SmallCap
    600/BARRA Value       79,077,051    15,940,251
  S&P Global 100         121,922,376            --
  S&P Europe 350         174,975,116            --
  S&P/TSE 60               8,449,207            --
  Nasdaq
    Biotechnology        130,059,836            --
  ------------------------------------------------


    At March 31, 2001 the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:



------------------------------------------------------------------------------
                                                                           NET
                               TAX    UNREALIZED     UNREALIZED     UNREALIZED
iSHARES INDEX FUND            COST  APPRECIATION   DEPRECIATION   DEPRECIATION
------------------------------------------------------------------------------
S&P 100             $  110,221,805  $  1,520,594  $ (22,853,700) $ (21,333,106)
S&P 500              3,486,940,494    46,763,568   (587,464,365)  (540,700,797)
S&P 500/BARRA
  Growth               188,628,811     1,231,270    (37,396,949)   (36,165,679)
S&P 500/BARRA
  Value                422,767,295     7,772,621    (35,701,845)   (27,929,224)
S&P MidCap 400         202,607,452     8,609,350    (38,119,472)   (29,510,122)
S&P MidCap
  400/BARRA Growth     204,731,314       828,217    (26,904,480)   (26,076,263)
S&P MidCap
  400/BARRA Value       85,582,493     3,811,221     (4,915,242)    (1,104,021)
S&P SmallCap 600       232,525,715    11,835,232    (24,773,508)   (12,938,276)
S&P SmallCap
  600/BARRA Growth      34,224,991     1,290,854     (6,811,041)    (5,520,187)
S&P SmallCap
  600/BARRA Value       67,438,587     3,375,467     (4,998,597)    (1,623,130)
S&P Global 100         122,871,207     1,382,156    (20,011,369)   (18,629,213)
S&P Europe 350         186,409,480     1,319,686    (22,279,230)   (20,959,544)
S&P/TSE 60               8,820,259       357,979     (2,539,491)    (2,181,512)
Nasdaq
  Biotechnology        127,801,081       397,503    (28,282,363)   (27,884,860)
------------------------------------------------------------------------------


4.  iSHARES TRANSACTIONS

    At March 31, 2001, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

--------------------------------------------------------------------------------
PAGE 92                                                                  iSHARES
iSHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

    The consideration for purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.  LOANS OF PORTFOLIO SECURITIES

    Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The collateral is maintained at a value equal to at least 100% of the current market value of the loaned securities. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

    As of March 31, 2001, certain of the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in U.S. Government Agency obligations and money market mutual funds. The market value of the securities on loan at March 31, 2001 and the value of the related collateral were as follows:



  --------------------------------------------
                         VALUE OF     VALUE OF
  iSHARES INDEX FUND   SECURITIES   COLLATERAL
  --------------------------------------------
  S&P 100             $   201,620  $   207,129
  S&P 500              69,183,533   71,643,776
  S&P 500/BARRA
    Growth             10,746,838   11,066,458
  S&P 500/BARRA
    Value              26,533,747   27,393,319
  S&P MidCap 400       15,843,126   16,395,025
  S&P MidCap
    400/BARRA Growth   15,519,010   15,993,047
  S&P MidCap
    400/BARRA Value     6,180,234    6,424,040
  S&P SmallCap 600     10,920,434   11,403,706
  S&P SmallCap
    600/BARRA Growth    1,403,011    1,449,621
  S&P SmallCap
    600/BARRA Value     1,341,838    1,421,805
  S&P Global 100          989,899    1,044,600
  S&P Europe 350       10,648,006   11,245,268
  --------------------------------------------


6.  NEW ACCOUNTING PRONOUNCEMENT

    In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide are not expected to have a material impact on the net assets of the Funds, or on the presentation of the Funds' financial statements.

--------------------------------------------------------------------------------
iSHARES NOTES TO THE FINANCIAL STATEMENTS                                PAGE 93

REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders
iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares S&P Series Funds and the iShares Nasdaq Biotechnology Index Fund as listed on the table of contents, (the "Funds"), at March 31, 2001, and the results of their operations, the changes in their net assets and their financial highlights for the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
May 4, 2001

--------------------------------------------------------------------------------
PAGE 94                                                                  iSHARES

TAX INFORMATION (UNAUDITED)

    For the period ended March 31, 2001, the iShares S&P Europe 350 Index Fund and the iShares S&P/TSE 60 Index Fund earned foreign source income of $861,356 and $98,517, respectively. In addition, the iShares S&P Europe 350 Index Fund and the iShares S&P/TSE 60 Index Fund paid foreign taxes of $90,285 and $13,997, respectively, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code.

    For corporate shareholders, a portion of the income dividends paid by certain of the Funds during the period ended March 31, 2001 qualified for the dividends-received deduction.



  ------------------------------
                      DIVIDENDS-
                       RECEIVED
  iSHARES INDEX FUND  DEDUCTION
  ------------------------------
  S&P 100                100.00%
  S&P 500                 96.90
  S&P 500/BARRA
    Growth                94.00
  S&P 500/BARRA
    Value                 79.51
  S&P MidCap 400          80.55
  S&P MidCap
    400/BARRA Growth      27.05
  S&P MidCap
    400/BARRA Value       85.58
  S&P SmallCap 600        32.10
  S&P SmallCap
    600/BARRA Growth      21.16
  S&P SmallCap
    600/BARRA Value       71.86
  S&P Global 100          82.09
  ------------------------------


--------------------------------------------------------------------------------
iSHARES TAX INFORMATION                                                  PAGE 95
iSHARES TRUST
SUPPLEMENTAL INFORMATION (UNAUDITED)

The charts below present information about the differences between the daily closing price on secondary markets for shares of each iShares Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. The "Closing Price" of each iShares Fund is the price of the last reported trade for shares of such Fund on any major market. Each Fund's Closing Price may be below, at, or above its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The trading price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Closing Price of a Fund on a given day. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A major reason for differences is that timing discrepancies can exist between the NAV and Closing Price of a Fund. Trading activity varies and it is important to note that the date/time of the last trade (which is recorded as the Closing Price) may not take place at exactly 4:00 p.m. EST when the iShares Funds normally calculate NAV. Each Fund normally trades on one or more exchanges until 4:15 p.m. EST. "Price discovery" is a term for the constant flows of information among investors, corporations and financial institutions, and can cause market prices to change and evolve throughout the trading day, even after markets are closed. Price discovery between 4:00 p.m. and 4:15 p.m. EST may result in a difference between the NAV and Closing Price of each Fund.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. These iShares Funds commenced on various dates throughout the period, the earliest in May of 2000. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through the date of this report (March 31, 2001). A chart for the iShares Nasdaq Biotechnology Index Fund is not presented as the Fund only commenced operations on February 5, 2001 and did not have a full quarter of performance as of the date of this report.

THE VERTICAL COLUMN OF EACH CHART SHOWS THE PREMIUM OR DISCOUNT EXPRESSED AS A PERCENTAGE OF NAV. THE HORIZONTAL COLUMN INDICATES THE NUMBER OF TRADING DAYS IN THE PERIOD COVERED BY EACH CHART. EACH BAR IN THE CHART SHOWS THE NUMBER OF TRADING DAYS IN WHICH THE ISHARES FUND TRADED WITHIN THE PREMIUM/DISCOUNT RANGE INDICATED. ALL DATA PRESENTED HERE REPRESENTS PAST PERFORMANCE, WHICH CANNOT BE USED TO PREDICT FUTURE RESULTS.

--------------------------------------------------------------------------------
PAGE 96                                                                  iSHARES
iSHARES TRUST
SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)

                           iSHARES S&P 100 INDEX FUND
             PERIOD COVERED: JANUARY 1, 2001 THROUGH MARCH 31, 2001

                                    [GRAPH]

PREMIUMS/DISCOUNTS       NUMBER OF DAYS

      GT 6.00%                  0

GT 5.50%_LT 6.00%               0
GT 5.00%_LT 5.50%               0
GT 4.50%_LT 5.00%               0
GT 4.00%_LT 4.50%               0
GT 3.50%_LT 4.00%               0
GT 3.00%_LT 3.50%               0
GT 2.50%_LT 3.00%               0
GT 2.00%_LT 2.50%               0
GT 1.50%_LT 2.00%               0
GT 1.00%_LT 1.50%               3
GT 0.50%_LT 1.00%               4
LT 0.50%_GT (0.50)%            47
LT (0.50)%_GT (1.00)%           7
LT (1.00)%_GT (1.50)%           0
LT (1.50)%_GT (2.00)%           1
LT (2.00)%_GT (2.50)%           0
LT (2.50)%_GT (3.00)%           0
LT (3.00)%_GT (3.50)%           0
LT (3.50)%_GT (4.00)%           0
LT (4.00)%_GT (4.50)%           0
LT (4.50)%_GT (5.00)%           0
LT (5.00)%_GT (5.50)%           0
LT (5.50)%_GT (6.00)%           0
LT (6.00)%                      0

                           iSHARES S&P 500 INDEX FUND
              PERIOD COVERED: JULY 1, 2000 THROUGH MARCH 31, 2001

                                    [GRAPH]

PREMIUMS/DISCOUNTS       NUMBER OF DAYS

      GT 6.00%                  0

GT 5.50%_LT 6.00%               0
GT 5.00%_LT 5.50%               0
GT 4.50%_LT 5.00%               0
GT 4.00%_LT 4.50%               0
GT 3.50%_LT 4.00%               0
GT 3.00%_LT 3.50%               0
GT 2.50%_LT 3.00%               0
GT 2.00%_LT 2.50%               0
GT 1.50%_LT 2.00%               0
GT 1.00%_LT 1.50%               1
GT 0.50%_LT 1.00%               2
LT 0.50%_GT (0.50)%           178
LT (0.50)%_GT (1.00)%           6
LT (1.00)%_GT (1.50)%           0
LT (1.50)%_GT (2.00)%           0
LT (2.00)%_GT (2.50)%           1
LT (2.50)%_GT (3.00)%           0
LT (3.00)%_GT (3.50)%           0
LT (3.50)%_GT (4.00)%           0
LT (4.00)%_GT (4.50)%           0
LT (4.50)%_GT (5.00)%           0
LT (5.00)%_GT (5.50)%           0
LT (5.50)%_GT (6.00)%           0
LT (6.00)%                      0

--------------------------------------------------------------------------------
iSHARES SUPPLEMENTAL INFORMATION                                         PAGE 97
iSHARES TRUST
SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)

                    iSHARES S&P 500/BARRA GROWTH INDEX FUND
              PERIOD COVERED: JULY 1, 2000 THROUGH MARCH 31, 2001

                                    [GRAPH]

PREMIUMS/DISCOUNTS       NUMBER OF DAYS


      GT 6.00%                  0

GT 5.50%_LT 6.00%               0
GT 5.00%_LT 5.50%               0
GT 4.50%_LT 5.00%               0
GT 4.00%_LT 4.50%               0
GT 3.50%_LT 4.00%               0
GT 3.00%_LT 3.50%               0
GT 2.50%_LT 3.00%               0
GT 2.00%_LT 2.50%               0
GT 1.50%_LT 2.00%               0
GT 1.00%_LT 1.50%               2
GT 0.50%_LT 1.00%              11
LT 0.50%_GT (0.50)%           165
LT (0.50)%_GT (1.00)%           8
LT (1.00)%_GT (1.50)%           1
LT (1.50)%_GT (2.00)%           1
LT (2.00)%_GT (2.50)%           0
LT (2.50)%_GT (3.00)%           0
LT (3.00)%_GT (3.50)%           0
LT (3.50)%_GT (4.00)%           0
LT (4.00)%_GT (4.50)%           0
LT (4.50)%_GT (5.00)%           0
LT (5.00)%_GT (5.50)%           0
LT (5.50)%_GT (6.00)%           0
LT (6.00)%                      0

                     iSHARES S&P 500/BARRA VALUE INDEX FUND
              PERIOD COVERED: JULY 1, 2000 THROUGH MARCH 31, 2001

                                    [GRAPH]

PREMIUMS/DISCOUNTS       NUMBER OF DAYS


      GT 6.00%                  0

GT 5.50%_LT 6.00%               0
GT 5.00%_LT 5.50%               0
GT 4.50%_LT 5.00%               0
GT 4.00%_LT 4.50%               0
GT 3.50%_LT 4.00%               0
GT 3.00%_LT 3.50%               0
GT 2.50%_LT 3.00%               0
GT 2.00%_LT 2.50%               0
GT 1.50%_LT 2.00%               1
GT 1.00%_LT 1.50%               0
GT 0.50%_LT 1.00%               4
LT 0.50%_GT (0.50)%           180
LT (0.50)%_GT (1.00)%           3
LT (1.00)%_GT (1.50)%           0
LT (1.50)%_GT (2.00)%           0
LT (2.00)%_GT (2.50)%           0
LT (2.50)%_GT (3.00)%           0
LT (3.00)%_GT (3.50)%           0
LT (3.50)%_GT (4.00)%           0
LT (4.00)%_GT (4.50)%           0
LT (4.50)%_GT (5.00)%           0
LT (5.00)%_GT (5.50)%           0
LT (5.50)%_GT (6.00)%           0
LT (6.00)%                      0

--------------------------------------------------------------------------------
PAGE 98                                                                  iSHARES
iSHARES TRUST
SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)

                       iSHARES S&P MIDCAP 400 INDEX FUND
              PERIOD COVERED: JULY 1, 2000 THROUGH MARCH 31, 2001


                                    [GRAPH]

PREMIUMS/DISCOUNTS       NUMBER OF DAYS


GT 6.00%                        0
GT 5.50%_LT 6.00%               0
GT 5.00%_LT 5.50%               0
GT 4.50%_LT 5.00%               0
GT 4.00%_LT 4.50%               0
GT 3.50%_LT 4.00%               0
GT 3.00%_LT 3.50%               0
GT 2.50%_LT 3.00%               0
GT 2.00%_LT 2.50%               0
GT 1.50%_LT 2.00%               0
GT 1.00%_LT 1.50%               4
GT 0.50%_LT 1.00%             181
LT 0.50%_GT (0.50)%             0
LT (0.50)%_GT (1.00)%           2
LT (1.00)%_GT (1.50)%           1
LT (1.50)%_GT (2.00)%           0
LT (2.00)%_GT (2.50)%           0
LT (2.50)%_GT (3.00)%           0
LT (3.00)%_GT (3.50)%           0
LT (3.50)%_GT (4.00)%           0
LT (4.00)%_GT (4.50)%           0
LT (4.50)%_GT (5.00)%           0
LT (5.00)%_GT (5.50)%           0
LT (5.50)%_GT (6.00)%           0
LT (6.00)%                      0


                 iSHARES S&P MIDCAP 400/BARRA GROWTH INDEX FUND
             PERIOD COVERED: OCTOBER 1, 2000 THROUGH MARCH 31, 2001


                                    [GRAPH]

PREMIUMS/DISCOUNTS       NUMBER OF DAYS

GT 6.00%                        0
GT 5.50%_LT 6.00%               0
GT 5.00%_LT 5.50%               0
GT 4.50%_LT 5.00%               0
GT 4.00%_LT 4.50%               0
GT 3.50%_LT 4.00%               0
GT 3.00%_LT 3.50%               0
GT 2.50%_LT 3.00%               0
GT 2.00%_LT 2.50%               2
GT 1.50%_LT 2.00%               3
GT 1.00%_LT 1.50%               8
GT 0.50%_LT 1.00%             104
LT 0.50%_GT (0.50)%             0
LT (0.50)%_GT (1.00)%           5
LT (1.00)%_GT (1.50)%           1
LT (1.50)%_GT (2.00)%           1
LT (2.00)%_GT (2.50)%           1
LT (2.50)%_GT (3.00)%           0
LT (3.00)%_GT (3.50)%           0
LT (3.50)%_GT (4.00)%           0
LT (4.00)%_GT (4.50)%           0
LT (4.50)%_GT (5.00)%           0
LT (5.00)%_GT (5.50)%           0
LT (5.50)%_GT (6.00)%           0
LT (6.00)%                      0


--------------------------------------------------------------------------------
iSHARES SUPPLEMENTAL INFORMATION                                         PAGE 99
iSHARES TRUST
SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)

                 iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND
             PERIOD COVERED: OCTOBER 1, 2000 THROUGH MARCH 31, 2001


                                    [GRAPH]

PREMIUMS/DISCOUNTS       NUMBER OF DAYS

GT 6.00%                        0
GT 5.50%_LT 6.00%               0
GT 5.00%_LT 5.50%               0
GT 4.50%_LT 5.00%               0
GT 4.00%_LT 4.50%               0
GT 3.50%_LT 4.00%               0
GT 3.00%_LT 3.50%               0
GT 2.50%_LT 3.00%               0
GT 2.00%_LT 2.50%               0
GT 1.50%_LT 2.00%               1
GT 1.00%_LT 1.50%               1
GT 0.50%_LT 1.00%             120
LT 0.50%_GT (0.50)%             0
LT (0.50)%_GT (1.00)%           2
LT (1.00)%_GT (1.50)%           1
LT (1.50)%_GT (2.00)%           0
LT (2.00)%_GT (2.50)%           0
LT (2.50)%_GT (3.00)%           0
LT (3.00)%_GT (3.50)%           0
LT (3.50)%_GT (4.00)%           0
LT (4.00)%_GT (4.50)%           0
LT (4.50)%_GT (5.00)%           0
LT (5.00)%_GT (5.50)%           0
LT (5.50)%_GT (6.00)%           0
LT (6.00)%                      0

                      iSHARES S&P SMALLCAP 600 INDEX FUND
              PERIOD COVERED: JULY 1, 2000 THROUGH MARCH 31, 2001

                                    [GRAPH]

PREMIUMS/DISCOUNTS       NUMBER OF DAYS

GT 6.00%                        0
GT 5.50%_LT 6.00%               0
GT 5.00%_LT 5.50%               0
GT 4.50%_LT 5.00%               0
GT 4.00%_LT 4.50%               0
GT 3.50%_LT 4.00%               0
GT 3.00%_LT 3.50%               0
GT 2.50%_LT 3.00%               0
GT 2.00%_LT 2.50%               0
GT 1.50%_LT 2.00%               1
GT 1.00%_LT 1.50%               7
GT 0.50%_LT 1.00%             169
LT 0.50%_GT (0.50)%             0
LT (0.50)%_GT (1.00)%           8
LT (1.00)%_GT (1.50)%           3
LT (1.50)%_GT (2.00)%           0
LT (2.00)%_GT (2.50)%           0
LT (2.50)%_GT (3.00)%           0
LT (3.00)%_GT (3.50)%           0
LT (3.50)%_GT (4.00)%           0
LT (4.00)%_GT (4.50)%           0
LT (4.50)%_GT (5.00)%           0
LT (5.00)%_GT (5.50)%           0
LT (5.50)%_GT (6.00)%           0
LT (6.00)%                      0

--------------------------------------------------------------------------------
PAGE 100                                                                 iSHARES
iSHARES TRUST
SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)

                iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND
             PERIOD COVERED: OCTOBER 1, 2000 THROUGH MARCH 31, 2001

                                    [GRAPH]

PREMIUMS/DISCOUNTS       NUMBER OF DAYS

GT 6.00%                        0
GT 5.50%_LT 6.00%               0
GT 5.00%_LT 5.50%               0
GT 4.50%_LT 5.00%               0
GT 4.00%_LT 4.50%               0
GT 3.50%_LT 4.00%               0
GT 3.00%_LT 3.50%               0
GT 2.50%_LT 3.00%               0
GT 2.00%_LT 2.50%               2
GT 1.50%_LT 2.00%               5
GT 1.00%_LT 1.50%              12
GT 0.50%_LT 1.00%              92
LT 0.50%_GT (0.50)%             0
LT (0.50)%_GT (1.00)%          10
LT (1.00)%_GT (1.50)%           1
LT (1.50)%_GT (2.00)%           0
LT (2.00)%_GT (2.50)%           1
LT (2.50)%_GT (3.00)%           1
LT (3.00)%_GT (3.50)%           1
LT (3.50)%_GT (4.00)%           0
LT (4.00)%_GT (4.50)%           0
LT (4.50)%_GT (5.00)%           0
LT (5.00)%_GT (5.50)%           0
LT (5.50)%_GT (6.00)%           0
LT (6.00)%                      0


                iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND
             PERIOD COVERED: OCTOBER 1, 2000 THROUGH MARCH 31, 2001

                                    [GRAPH]

PREMIUMS/DISCOUNTS       NUMBER OF DAYS

GT 6.00%                        0
GT 5.50%_LT 6.00%               0
GT 5.00%_LT 5.50%               0
GT 4.50%_LT 5.00%               0
GT 4.00%_LT 4.50%               0
GT 3.50%_LT 4.00%               0
GT 3.00%_LT 3.50%               0
GT 2.50%_LT 3.00%               0
GT 2.00%_LT 2.50%               0
GT 1.50%_LT 2.00%               2
GT 1.00%_LT 1.50%              11
GT 0.50%_LT 1.00%              97
LT 0.50%_GT (0.50)%             0
LT (0.50)%_GT (1.00)%           9
LT (1.00)%_GT (1.50)%           6
LT (1.50)%_GT (2.00)%           0
LT (2.00)%_GT (2.50)%           0
LT (2.50)%_GT (3.00)%           0
LT (3.00)%_GT (3.50)%           0
LT (3.50)%_GT (4.00)%           0
LT (4.00)%_GT (4.50)%           0
LT (4.50)%_GT (5.00)%           0
LT (5.00)%_GT (5.50)%           0
LT (5.50)%_GT (6.00)%           0
LT (6.00)%                      0

--------------------------------------------------------------------------------
iSHARES SUPPLEMENTAL INFORMATION                                        PAGE 101
iSHARES TRUST
SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)

                       iSHARES S&P GLOBAL 100 INDEX FUND
             PERIOD COVERED: JANUARY 1, 2001 THROUGH MARCH 31, 2001

                                    [GRAPH]

PREMIUMS/DISCOUNTS       NUMBER OF DAYS

GT 6.00%                        0
GT 5.50%_LT 6.00%               0
GT 5.00%_LT 5.50%               0
GT 4.50%_LT 5.00%               0
GT 4.00%_LT 4.50%               0
GT 3.50%_LT 4.00%               0
GT 3.00%_LT 3.50%               0
GT 2.50%_LT 3.00%               2
GT 2.00%_LT 2.50%               0
GT 1.50%_LT 2.00%               5
GT 1.00%_LT 1.50%              14
GT 0.50%_LT 1.00%              32
LT 0.50%_GT (0.50)%             0
LT (0.50)%_GT (1.00)%           3
LT (1.00)%_GT (1.50)%           5
LT (1.50)%_GT (2.00)%           0
LT (2.00)%_GT (2.50)%           0
LT (2.50)%_GT (3.00)%           0
LT (3.00)%_GT (3.50)%           0
LT (3.50)%_GT (4.00)%           0
LT (4.00)%_GT (4.50)%           0
LT (4.50)%_GT (5.00)%           0
LT (5.00)%_GT (5.50)%           0
LT (5.50)%_GT (6.00)%           0
LT (6.00)%                      0

                       iSHARES S&P EUROPE 350 INDEX FUND
             PERIOD COVERED: OCTOBER 1, 2000 THROUGH MARCH 31, 2001

                                    [GRAPH]

PREMIUMS/DISCOUNTS       NUMBER OF DAYS

GT 6.00%                        1
GT 5.50%_LT 6.00%               0
GT 5.00%_LT 5.50%               1
GT 4.50%_LT 5.00%               1
GT 4.00%_LT 4.50%               2
GT 3.50%_LT 4.00%              11
GT 3.00%_LT 3.50%              19
GT 2.50%_LT 3.00%              12
GT 2.00%_LT 2.50%              22
GT 1.50%_LT 2.00%              16
GT 1.00%_LT 1.50%              10
GT 0.50%_LT 1.00%              16
LT 0.50%_GT (0.50)%             0
LT (0.50)%_GT (1.00)%          13
LT (1.00)%_GT (1.50)%           1
LT (1.50)%_GT (2.00)%           0
LT (2.00)%_GT (2.50)%           0
LT (2.50)%_GT (3.00)%           0
LT (3.00)%_GT (3.50)%           0
LT (3.50)%_GT (4.00)%           0
LT (4.00)%_GT (4.50)%           0
LT (4.50)%_GT (5.00)%           0
LT (5.00)%_GT (5.50)%           0
LT (5.50)%_GT (6.00)%           0
LT (6.00)%                      0

--------------------------------------------------------------------------------
PAGE 102                                                                 iSHARES
iSHARES TRUST
SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)

                         iSHARES S&P/TSE 60 INDEX FUND
              PERIOD COVERED: JULY 1, 2000 THROUGH MARCH 31, 2001

                                    [GRAPH]

PREMIUMS/DISCOUNTS       NUMBER OF DAYS

GT 6.00%                        1
GT 5.50%_LT 6.00%               0
GT 5.00%_LT 5.50%               0
GT 4.50%_LT 5.00%               1
GT 4.00%_LT 4.50%               2
GT 3.50%_LT 4.00%               3
GT 3.00%_LT 3.50%               2
GT 2.50%_LT 3.00%               6
GT 2.00%_LT 2.50%               4
GT 1.50%_LT 2.00%               8
GT 1.00%_LT 1.50%              18
GT 0.50%_LT 1.00%              71
LT 0.50%_GT (0.50)%             0
LT (0.50)%_GT (1.00)%          27
LT (1.00)%_GT (1.50)%          14
LT (1.50)%_GT (2.00)%           8
LT (2.00)%_GT (2.50)%           5
LT (2.50)%_GT (3.00)%           2
LT (3.00)%_GT (3.50)%           6
LT (3.50)%_GT (4.00)%           4
LT (4.00)%_GT (4.50)%           1
LT (4.50)%_GT (5.00)%           3
LT (5.00)%_GT (5.50)%           2
LT (5.50)%_GT (6.00)%           0
LT (6.00)%                      0

--------------------------------------------------------------------------------
iSHARES SUPPLEMENTAL INFORMATION                                        PAGE 103
i Shares
BARCLAYS GLOBAL INVESTORS

45 Fremont Street San Francisco, CA 94105

www.ishares.com

1-800-iSHARES
1-800-474-2737

iShares are distributed by SEI Investments Distribution Co. Barclays Global Fund Advisors serves as an adviser to iShares and is a subsidiary of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

IBT serves as administrator, custodian, securities lending agent and transfer agent for the iShares S&P Series and the iShares Nasdaq Series.

iShares are not sponsored, endorsed, sold or promoted by Standard & Poor's or Nasdaq Stock Market, Inc. Nor do these companies make any representation regarding the advisability of investing in iShares.

(C)2000 Barclays Global Investors. All rights reserved. iShares is a servicemark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

BGI-F01101000

Not FDIC insured
Have no bank guarantee
May lose value